As filed with the Securities and Exchange Commission on December 19, 2014

Registration No. 333-200361

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14/A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

[XX] Pre-Effective Amendment No. __2__
[ ] Post-Effective Amendment No. ____

PRINCIPAL FUNDS, INC.
(Exact name of Registrant as specified in charter)

655 9th Street, Des Moines, Iowa 50309
(Address of Registrant's Principal Executive Offices)

515-235-9328
(Registrant's Telephone Number, Including Area Code)

Adam U. Shaikh
Assistant Counsel, Principal Funds, Inc.
The Principal Financial Group
Des Moines, Iowa 50392
(Name and Address of Agent for Service)

Copies of all communications to:
JOSHUA B. DERINGER
Drinker Biddle & Reath, LLP
One Logan Square, Ste 2000
Philadelphia, PA 19103-6996
215-988-2959

Approximate date of proposed public offering: As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered: Class R-1, Class R-2, Class R-3, Class R-4, Class R-5, and Institutional Class Shares common stock, par value $.01 per share.

No filing fee is due because an indefinite number of shares have been registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on January 20, 2015, pursuant to Rule 488 under the Securities Act of 1993.

EXPLANATORY NOTE
RULE 461 REQUEST FOR ACCELERATION: The Registrant and the Principal Underwriter have filed a separate correspondence requesting Accelerated effectiveness to December 22, 2014 or as soon thereafter as practicable.

PRINCIPAL FUNDS, INC.
655 9th Street, Des Moines, Iowa 50392
1-800-222-5852
December 29 , 2014
Dear Shareholder:
A Special Meeting of Shareholders of Principal Funds, Inc. (“PFI”) will be held at 655 9th Street, Des Moines, Iowa 50392, on February 13, 2015, at 10:00 a.m. Central Time (the “Meeting”).
At the Meeting, shareholders of the Core Plus Bond Fund I (the “Acquired Fund”) will be asked to consider and approve a Plan of Acquisition (the “Plan”) providing for the reorganization of the Acquired Fund into the Bond & Mortgage Securities Fund (the “Acquiring Fund”).
Under the Plan: (i) the Acquiring Fund will acquire all the assets, subject to all the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund; (ii) the Acquiring Fund shares will be distributed to the shareholders of the Acquired Fund; and (iii) the Acquired Fund will liquidate and terminate (the “Reorganization”). As a result of the Reorganization, each shareholder of the Acquired Fund will become a shareholder of the Acquiring Fund. The total value of all shares of the Acquiring Fund issued in the Reorganization will equal the total value of the net assets of the Acquired Fund. The number of full and fractional shares of the Acquiring Fund received by a shareholder of the Acquired Fund will be equal in value to the value of that shareholder’s shares of the Acquired Fund as of the close of regularly scheduled trading on the New York Stock Exchange (“NYSE”) on the closing date of the Reorganization. Holders of Class R-1, Class R-2, Class R-3, Class R-4, Class R-5 and Institutional Class shares of the Acquired Fund will receive, respectively, Class R-1, Class R-2, Class R-3, Class R-4, Class R-5 and Institutional Class shares of the Acquiring Fund. The Reorganization is expected to occur as of the close of regularly scheduled trading on the NYSE on February 20, 2015. All share classes of the Acquired Fund will vote in the aggregate and not by class with respect to the Reorganization.
The Reorganization is not designed to be tax-free. Shareholders of the Acquired Fund holding such shares through taxable accounts will recognize a gain or a loss for federal income tax purposes.
*****
Enclosed you will find a Notice of Special Meeting of Shareholders, a Proxy Statement/Prospectus, and a proxy card for shares of the Acquired Fund you owned as of December 8, 2014, the record date for the Meeting. The Proxy Statement/Prospectus provides background information and concisely describes in detail the matters to be voted on at the Meeting.
The Board of Directors has unanimously voted in favor of the proposed Reorganization and recommends that you vote FOR the Proposal.
In order for shares to be voted at the Meeting, we urge you to read the Proxy Statement/Prospectus and then complete and mail your proxy card(s) in the enclosed postage-paid envelope, allowing sufficient time for receipt by us by February 11, 2015 or otherwise vote in a manner provided below by such date. As a convenience, we offer three options by which to vote your shares:
By Internet: Follow the instructions located on your proxy card.
By Phone: The phone number is located on your proxy card. Be sure you have your control number, as printed on your proxy card, available at the time you call.
By Mail: Sign your proxy card and enclose it in the postage-paid envelope provided in this proxy package.
We appreciate your taking the time to respond to this important matter. Your vote is important. If you have any questions regarding the Reorganization, please call our shareholder services department toll free at 1-800-222-5852.
Sincerely,
Nora M. Everett
President and Chief Executive Officer

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PRINCIPAL FUNDS, INC.
655 9th Street
Des Moines, Iowa 50392
NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To the Shareholders of the Core Plus Bond Fund I:
Notice is hereby given that a Special Meeting of Shareholders (the “Meeting”) of the Core Plus Bond Fund I (the “Acquired Fund”), a separate series of Principal Funds, Inc. (“PFI”), will be held at 655 9th Street, Des Moines, Iowa 50392, on February 13, 2015, at 10:00 a.m. Central Time. A Proxy Statement/Prospectus providing information about the following proposal to be voted on at the Meeting is included with this notice. The Meeting is being held to consider and vote on such proposal as well as any other business that may properly come before the Meeting or any adjournment thereof:

Proposal	Approval of a Plan of Acquisition providing for the reorganization of the Core Plus Bond Fund I into the Bond & Mortgage Securities Fund.
The Board of Directors of PFI recommends that shareholders of the Acquired Fund vote FOR the Proposal.
Approval of the Proposal will require the affirmative vote of the holders of at least a “Majority of the Outstanding Voting Securities” (as defined in the accompanying Proxy Statement/Prospectus) of the Acquired Fund.
Each shareholder of record at the close of business on December 8, 2014 is entitled to receive notice of and to vote at the Meeting.
Please read the attached Proxy Statement/Prospectus.
By order of the Board of Directors
Nora M. Everett
President and Chief Executive Officer
December 29, 2014
Des Moines, Iowa

PRINCIPAL FUNDS, INC.
655 9th Street
Des Moines, Iowa 50392
______________________
PROXY STATEMENT/PROSPECTUS
SPECIAL MEETING OF SHAREHOLDERS TO BE HELD FEBRUARY 13, 2015
RELATING TO THE REORGANIZATION OF THE CORE PLUS BOND FUND I INTO THE BOND & MORTGAGE SECURITIES FUND
This Proxy Statement/Prospectus is furnished in connection with the solicitation by the Board of Directors (the “Board” or “Directors”) of Principal Funds, Inc. (“PFI”) of proxies to be used at a Special Meeting of Shareholders of PFI to be held at 655 9th Street, Des Moines, Iowa 50392, on February 13, 2015 at 10:00 a.m. Central Time (the “Meeting”).
At the Meeting, shareholders of the Core Plus Bond Fund I (the “Acquired Fund”) will be asked to consider and approve a Plan of Acquisition (the “Plan”) providing for the reorganization of the Acquired Fund into the Bond & Mortgage Securities Fund (the “Acquiring Fund”). Each of the Acquired Fund and the Acquiring Fund are generally referred to herein as a "Fund" and collectively, as the "Funds."
Under the Plan: (i) the Acquiring Fund will acquire all the assets, subject to all the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund; (ii) the Acquiring Fund shares will be distributed to the shareholders of the Acquired Fund; and (iii) the Acquired Fund will liquidate and terminate (the “Reorganization”). As a result of the Reorganization, each shareholder of the Acquired Fund will become a shareholder of the Acquiring Fund. The total value of all shares of the Acquiring Fund issued in the Reorganization will equal the total value of the net assets of the Acquired Fund. The number of full and fractional shares of the Acquiring Fund received by a shareholder of the Acquired Fund will be equal in value to the value of that shareholder’s shares of the Acquired Fund as of the close of regularly scheduled trading on the New York Stock Exchange (“NYSE”) on the closing date of the Reorganization. Holders of Class R-1, Class R-2, Class R-3, Class R-4, Class R-5 and Institutional Class shares of the Acquired Fund will receive, respectively, Class R-1, Class R-2, Class R-3, Class R-4, Class R-5 and Institutional Class shares of the Acquiring Fund. The Reorganization is expected to occur as of the close of regularly scheduled trading on the NYSE on February 20, 2015. All share classes of the Acquired Fund will vote in the aggregate and not by class with respect to the Reorganization.
This Proxy Statement/Prospectus contains information shareholders should know before voting on the Reorganization. Please read it carefully and retain it for future reference. The Annual and Semi-Annual Reports to Shareholders of PFI contain additional information about the investments of the Acquired and Acquiring Funds, and the Annual Report contains discussions of the market conditions and investment strategies that significantly affected the Acquired and Acquiring Funds during the fiscal year ended October 31, 2013. Copies of these reports may be obtained without charge by writing PFI at the address noted above or by calling our shareholder services department toll free at 1-800-222-5852.
A Statement of Additional Information dated December 29, 2014 (the “Statement of Additional Information”) relating to this Proxy Statement/Prospectus has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated by reference into this Proxy Statement/Prospectus. PFI’s Prospectus, dated March 1, 2014 and as supplemented through the date of this registration statement and the Statement of Additional Information for PFI, dated March 1, 2014 as amended and restated June 3, 2014, September 3, 2014, November 25, 2014, and as supplemented through the date of this registration statement(“PFI SAI”), have been filed with the SEC (File No. 033-59474) and, insofar as they relate to the Acquired Fund, are incorporated by reference into this Proxy Statement/Prospectus. Copies of these documents may be obtained without charge by writing to PFI at the address noted above or by calling our shareholder services department toll free at 1-800-222-5852. You may also call our shareholder services department toll free at 1-800-222-5852 if you have any questions regarding the Reorganization.
PFI is subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 (the “1940 Act”) and files reports, proxy materials and other information with the SEC. Such reports, proxy materials and other information may be inspected and copied at the Public Reference Room of the SEC at 100 F Street, N.E., Washington, D.C. 20549 (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-5850). Such materials are also available on the SEC’s EDGAR Database on its Internet site at www.sec.gov, and copies may be obtained, after paying a duplicating fee, by email request addressed to publicinfo@sec.gov or by writing to the SEC’s Public Reference Room.
The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.
The date of this Proxy Statement/Prospectus is December 29 , 2014.

INTRODUCTION
This Proxy Statement/Prospectus is being furnished to shareholders of the Acquired Fund to provide information regarding the Plan and the Reorganization.
Principal Funds, Inc. PFI is a Maryland corporation and an open-end management investment company registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act"). PFI currently offers 78 separate series or funds (the “PFI Funds”), including the Acquired and Acquiring Funds. The sponsor of PFI is Principal Life Insurance Company (“Principal Life”), and the investment advisor to the PFI Funds is Principal Management Corporation (“PMC”). Principal Funds Distributor, Inc. (the “Distributor” or “PFD”) is the distributor for all share classes of the Acquired and Acquiring Funds. Principal Life, an insurance company organized in 1879 under the laws of Iowa, PMC and PFD are indirect, wholly-owned subsidiaries of Principal Financial Group, Inc. (“PFG”). Their address is the Principal Financial Group, Des Moines, Iowa 50309.
Investment Management. Pursuant to an investment advisory agreement with PFI with respect to the Acquired and Acquiring Funds, PMC provides investment advisory services and certain corporate administrative services to the Funds. As permitted by the investment advisory agreement, PMC has entered into sub-advisory agreements with respect to the Acquired and Acquiring Funds as follows:

Acquired Fund	Sub-Advisor
Core Plus Bond Fund I	Pacific Investment Management Company LLC("PIMCO")

Acquiring Fund	Sub-Advisor
Bond & Mortgage Securities Fund	Principal Global Investors, LLC ("PGI")
Each of PMC, PGI and PIMCO is registered with the SEC as an investment advisor under the Investment Advisers Act of 1940.
PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.
PGI is located at 801 Grand Avenue, Des Moines, IA 50392.
THE REORGANIZATION
At a meeting held on November 10, 2014, the Board of Directors of PFI (the “Board”), including all the Directors who are not “interested persons” (as defined in the 1940 Act) of PFI (the “Independent Directors”), approved the Reorganization pursuant to the Plan providing for the combination of the Acquired Fund into the Acquiring Fund. The Board concluded with respect to the combination that the Reorganization is in the best interests of the Acquired Fund and the Acquiring Fund and that the interests of existing shareholders of each Fund will not be diluted as a result of the Reorganization. The factors that the Board considered in deciding to approve the Reorganization as to the Acquired Fund are discussed under "Proposal: Approval of a Plan of Acquisition Providing for the Reorganization of the Core Plus Bond Fund I into the Bond & Mortgage Securities Fund -- Board Consideration of the Reorganization.”
The Reorganization contemplates: (i) the transfer of all the assets, subject to all of the liabilities, of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund; (ii) the distribution to Acquired Fund shareholders of the Acquiring Fund shares; and (iii) the liquidation and termination of the Acquired Fund. As a result of the Reorganization, each shareholder of the Acquired Fund will become a shareholder of the Acquiring Fund. In the Reorganization, the Acquiring Fund will issue a number of shares with a total value equal to the total value of the net assets of the Acquired Fund, and each shareholder of the Acquired Fund will receive a number of full and fractional shares of the Acquiring Fund with a value equal to the value of that shareholder’s shares of the Acquired Fund, as of the close of regularly scheduled trading on the NYSE on the closing date of the Reorganization (the “Effective Time”). The closing date of the Reorganization is expected to be February 20, 2015. Holders of Institutional Class, Class R-1, Class R-2, Class R-3, Class R-4, and Class R-5 shares of the Core Plus Bond Fund I will receive, respectively, Institutional Class, Class R-1, Class R-2, Class R-3, Class R-4, and Class R-5 shares of the Bond & Mortgage Securities Fund. The terms and conditions of the Reorganization are more fully described below in this Proxy Statement/Prospectus and in the Form of the Plan attached hereto as Appendix A.
The Board believes that the Reorganization of the Acquired Fund into the Acquiring Fund will serve the best interests of the shareholders of both Funds. The Acquiring Fund has outperformed the Acquiring Fund over the one, three- and five-year periods ended September 30, 2014. The Acquiring Fund has a lower advisory fee than the Acquired Fund and the Acquired Fund shareholders are expected to see lower over all op erating expense ratios with respect to all share classes. Further, the Acquired Fund is expected to experience a series of large planned redemptions that will significantly reduce its assets. At the time of the merger, it is anticipated that the Acquiring Fund will have far greater assets and, therefore, may be expected to afford shareholders of the Acquired Fund, on an ongoing basis, greater prospects for growth and efficient management. The Funds have similar investment objectives with the Acquired Fund seeking maximum total return, consistent with preservation of capital and prudent investment management and the Acquiring Fund seeking to provide current income. The Funds also have similar principal policies and risks in that both invest principally in fixed-income securities. The Board believes combining the Funds will not result in any dilution of the interests of existing shareholders of the Funds.

The Reorganization is not designed to be tax-free. Therefore, shareholders of the Acquired Fund holding such shares through taxable accounts such as non-qualified deferred compensation plans will recognize a gain or loss for federal income tax purposes. Please see “Information About the Reorganization -- Federal Income Tax Consequences”. The Reorganization will not result in any material change in the purchase, redemption, and exchange procedures followed with respect to the distribution of shares. See “Additional Information About the Funds -- Purchases, Redemptions and Exchanges of Shares.”
As discussed above and as a result of the Reorganization, shareholders of the Acquired Fund will become shareholders of an Acquiring Fund that has better historical performance and better prospects for growth than the Acquired Fund, and they are expected to experience a decrease in fund operating expenses. The expenses and out-of-pocket fees incurred in connection with the Reorganization, including printing, mailing, and legal fees will be paid for by the Acquired Fund. The costs are estimated to be $25,000. The Acquired Fund will pay any trading costs associated with redemptions made in the Acquired Fund prior to the merger. The Acquired Fund will also pay any trading costs associated with disposing, prior to the Reorganization, of any portfolio securities of the Acquired Fund that would not be compatible with the investment objectives and strategies of the Acquiring Fund and reinvesting the proceeds in securities that would be compatible. All of the securities of the Acquiring Fund will be disposed of. The explicit trading costs (brokerage costs) based on estimated assets of the Acquired Fund at the time of the merger, are estimated to be $911,000 with an approximate gain of $93,204,000 on a U.S. GAAP basis. The per share capital gain that will be recognized on the sale of securities is estimated to be $0.30.
PROPOSAL:
Approval of a Plan of Acquisition Providing for the Reorganization of the
Core Plus Bond Fund I into the Bond & Mortgage Securities Fund
Shareholders of the Core Plus Bond Fund I (the “Acquired Fund”) are being asked to approve the reorganization of the Acquired Fund into the Bond & Mortgage Securities Fund (the “Acquiring Fund”).
Comparison of Acquired and Acquiring Funds
The following table provides comparative information with respect to the Acquired and Acquiring Funds.
The Funds have similar investment objectives with the Acquired Fund seeking maximum total return, consistent with preservation of capital and prudent investment management and the Acquiring Fund seeking to provide current income. The Funds also have similar principal policies and risks in that both invest principally in fixed-income securities. The Funds differ in that the Acquiring Fund uses derivatives for the purpose of hedging or managing fixed income exposure while the Acquired Fund also uses derivatives for speculative purposes.

Core Plus Bond Fund I (Acquired Fund)	Bond & Mortgage Securities Fund (Acquiring Fund)
Approximate Net Assets as of April 30, 2014:
$3,461,907,000	$2,612,638,000
Investment Advisor:	PMC (for both funds)
Sub-Advisors and Portfolio Managers:
PIMCO	PGI

Mark R. Kiesel has been with PIMCO since 1996. He earned his undergraduate degree from the University of Michigan and an M.B.A. from the University of Chicago's Graduate School of Business.
Scott A. Mather has been with PIMCO (and other Allianz-related companies) since 1998. He earned undergraduate degrees and a master's degree in Engineering from the University of Pennsylvania.
Mihir P. Worah has been with PIMCO since 2001. He earned a Ph.D. in Theoretical Physics from the University of Chicago.

William C. Armstrong has been with PGI since 1992. He earned a bachelor’s degree from Kearney State College and a master’s degree from the University of Iowa. Mr. Armstrong has earned the right to use the Chartered Financial Analyst designation.
Timothy R. Warrick has been with PGI since 1990. He earned a bachelor’s degree in Accounting and Economics from Simpson College and an M.B.A. in Finance from Drake University. Mr. Warrick has earned the right to use the Chartered Financial Analyst designation.
(Portfolio managers currently serving on Acquiring Fund are expected to remain as portfolio managers following reorganization.)

Core Plus Bond Fund I (Acquired Fund)	Bond & Mortgage Securities Fund (Acquiring Fund)
Comparison of Investment Objectives and Strategies
Investment Objective:
The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.	The Fund seeks to provide current income.

Principal Investment Strategies:
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of fixed-income instruments of varying maturities, represented by forwards or derivatives such as options, futures contracts, or swap agreements, at the time of each purchase. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, asset-backed securities or mortgage-backed securities representing an interest in a pool of mortgage loans or other assets, and debt securities and taxable municipal bonds. The average portfolio duration of this Fund normally varies within ±2 years of the duration of the Barclays U.S. Aggregate Bond Index, which as of December 31, 2013 was 5.27 years, as calculated by PIMCO. The Fund invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade). The Fund invests in securities denominated in foreign currencies and in securities of foreign issuers, including securities tied to emerging market countries.
The Fund actively trades securities. The Fund takes short positions. The Fund may also, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls); this may involve leverage.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in intermediate maturity fixed-income or debt securities rated BBB- or higher by Standard & Poor's Rating Service ("S&P") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's") at the time of each purchase, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; asset-backed securities or mortgage-backed securities representing an interest in a pool of mortgage loans or other assets; debt securities and taxable municipal bonds; and debt securities issued or guaranteed by foreign governments payable in U.S. dollars. The Fund also invests in foreign securities, and up to 20% of its assets in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade). Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Barclays U.S. Aggregate Bond Index, which as of December 31, 2013 was 5.55 years.
The Fund actively trades securities and enters into dollar roll transactions which may involve leverage. The Fund utilizes derivative strategies for hedging or managing fixed income exposure. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund invests in Treasury futures or interest rate swaps to manage the fixed-income exposure (including for hedging purposes) and credit default swaps to increase or decrease, in an efficient manner, exposures to certain sectors or individual issuers. The Fund uses forwards to manage its foreign currency exposure.

The investment objective of each Fund may be changed by the Board without shareholder approval.
Additional information about the investment strategies and the types of securities in which the Funds may invest is discussed below under “Additional Information About the Funds - Certain Investment Strategies and Related Risks of the Funds” as well as in the Statement of Additional Information.
The Statement of Additional Information provides further information about the portfolio manager(s) for each Fund, including information about compensation, other accounts managed and ownership of Fund shares.

Comparison of Principal Investment Risks
In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Because the Funds have similar investment objectives and substantially similar principal policies, the Funds’ risks are substantially similar. Many factors affect the value of investments in the Funds, and it is possible to lose money by investing in either Fund.
Risks Applicable to both Funds:
Active Trading Risk. A fund that has a portfolio turnover rate over 100% is considered actively traded. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.
Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Risk Applicable to Acquired Fund:
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Short Sale Risk. A short sale involves the sale by the fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the fund.
Risk Applicable to Acquiring Fund:
Basis Risk. A hedge using derivatives and/or securities could expose the fund to basis risk. Basis risk could arise when the change in price of the hedge may not match the change in price of the asset it hedges. In other words, the hedge could move in a direction that does not match the asset it is trying to hedge.
Fees and Expenses of the Funds
The tables below compare the fees and expenses of the shares of the Acquired and Acquiring Funds. In the Reorganization, the holders of Class R-1, Class R-2, Class R-3, Class R-4, Class R-5 ("Retirement Class shares"), and Institutional Class shares of the Acquired Fund will receive, respectively, Class R-1, Class R-2, Class R-3, Class R-4, Class R-5, and Institutional Class shares of the Acquiring Fund.
Shareholder Fees (fees paid directly from your investment) (for both Funds)
The Retirement Class and Institutional Class shares are not subject to sales charges or redemption fees.
Fees and Expenses as a % of average daily net assets
The following table shows: (a) the ratios of expenses to average net assets of the Acquired Fund for the fiscal year ended October 31, 2013, as restated to reflect the expected impact of a series of large planned redemptions that will significantly reduce assets; (b) the ratios of expenses to average net assets of the Acquiring Fund for the fiscal year ended October 31, 2013; and (c) the pro forma expense ratios of the Acquiring Fund for the fiscal year ended October 31, 2013 assuming that the Reorganization had taken place at the commencement of that fiscal year.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	Management Fees	12b-1 Fees	Other Expenses	Total Operating Expense Ratio
(a) Core Plus Bond Fund I (Acquired Fund)
Institutional	0.60%	N/A	0.34%	0.94%
R-1	0.60%	0.35%	0.63%	1.58%
R-2	0.60%	0.30%	0.55%	1.45%
R-3	0.60%	0.25%	0.42%	1.27%
R-4	0.60%	0.10%	0.38%	1.08%
R-5	0.60%	N/A	0.36%	0.96%
(b) Bond & Mortgage Securities Fund (Acquiring Fund)
Institutional	0.52%	N/A	-–	0.52%
R-1	0.52%	0.35%	0.53%	1.40%
R-2	0.52%	0.30%	0.45%	1.27%
R-3	0.52%	0.25%	0.32%	1.09%
R-4	0.52%	0.10%	0.28%	0.90%
R-5	0.52%	N/A	0.26%	0.78%
(c) Bond & Mortgage Securities Fund (Acquiring Fund) (Pro forma assuming Reorganization)
Institutional	0.52%	N/A	0.01%	0.53%
R-1	0.52%	0.35%	0.53%	1.40%
R-2	0.52%	0.30%	0.45%	1.27%
R-3	0.52%	0.25%	0.32%	1.09%
R-4	0.52%	0.10%	0.28%	0.90%
R-5	0.52%	N/A	0.26%	0.78%

The Annual Fund Operating Expenses do not reflect the costs of the Reorganization which are estimated to be $25,000 and will be paid by the Acquired Fund
Examples: The following examples are intended to help you compare the costs of investing in shares of the Acquired and Acquiring Funds. The examples assume that fund expenses continue at the rates shown in the table above, that you invest $10,000 in the particular fund for the time periods indicated and that all dividends and distributions are reinvested. The examples also assume that your investment has a 5% return each year. The examples should not be considered a representation of future expense of the Acquired or Acquiring Fund. Actual expense may be greater or less than those shown.

If you sell your shares at the end of the period:		1 Year	3 Years	5 Years	10 Years
Core Plus Bond Fund I	Institutional Class	$96	$300	$520	$1,155
(Acquired Fund)	Class R-1	161	499	860	1,878
	Class R-2	148	459	792	1,735
	Class R-3	129	403	697	1,534
	Class R-4	110	343	595	1,317
	Class R-5	98	306	531	1,178
Bond & Mortgage Securities Fund	Institutional Class	$53	$167	$291	$653
(Acquiring Fund)	Class R-1	143	443	766	1,680
	Class R-2	129	403	697	1,534
	Class R-3	111	347	601	1,329
	Class R-4	92	287	498	1,108
	Class R-5	80	249	433	966
Bond & Mortgage Securities Fund	Institutional Class	$54	$170	$296	$665
(Acquiring Fund)	Class R-1	143	443	766	1,680
(Pro forma assuming Reorganization)	Class R-2	129	403	697	1,534
	Class R-3	111	347	601	1,329
	Class R-4	92	287	498	1,108
	Class R-5	80	249	433	966
Portfolio Turnover
Each of the Funds pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for shareholders who hold Fund shares in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2013, the portfolio turnover rate for the Acquired Fund was 254.1% of the average value of its portfolio while the portfolio turnover rate for the Acquiring Fund was 205.6% of the average value of its portfolio
Investment Management Fees/Sub-Advisory Arrangements
Each Fund pays its investment advisor, PMC, an advisory fee which for each Fund is calculated as a percentage of the Fund’s average daily net assets pursuant to the following fee schedule:

Core Plus Bond Fund I (Acquired Fund)		Bond & Mortgage Securities Fund (Acquiring Fund)
First $500 million Next $500 million Next $500 million Next $500 million Next $500 million Over $2.5 billion	0.60% 0.58% 0.56% 0.55% 0.53% 0.50%	First $500 million Next $500 million Next $500 million Next $500 million Next $1 billion Over $3 billion	0.55% 0.53% 0.51% 0.50% 0.48% 0.45%
The sub-advisor to each Fund receives sub-advisory fees paid by PMC and not by the Fund.
A discussion of the basis of the Board’s approval of the advisory and sub-advisory agreements with respect to the Acquired and Acquiring Funds is available in PFI’s Annual Report to Shareholders for the fiscal year ended October 31, 2013.

Performance
The following information provides an indicator of the risks of investing in the Funds. The bar charts below show how each Fund’s total return has varied year-by-year, while the tables below show each Fund’s performance over time (along with the returns of a broad-based market index for reference). Annual returns do not reflect any applicable sales charges and would be lower if they did. A Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
CALENDAR YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR (Institutional Class Shares)
Core Plus Bond Fund I (Acquired Fund)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	4.06%
Lowest return for a quarter during the period of the bar chart above:	Q2 '13	-3.34%
CALENDAR YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR (Institutional Class Shares)
Bond & Mortgage Securities Fund (Acquiring Fund)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	9.19%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-6.05%

Average Annual Total Returns (%) for periods ended December 31, 2013
	1 Year	5 Years	Life of Fund
Core Plus Bond Fund I (Acquired Fund)
Institutional Class Return Before Taxes	-1.78%	4.85%	5.77%
Institutional Class Return After Taxes on Distributions	-2.81%	3.35%	4.30%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	-1.01%	3.24%	3.99%
Class R-1 Return Before Taxes	-2.69%	3.93%	4.86%
Class R-2 Return Before Taxes	-2.48%	4.09%	5.02%
Class R-3 Return Before Taxes	-2.28%	4.26%	5.19%
Class R-4 Return Before Taxes	-2.15%	4.50%	5.42%
Class R-5 Return Before Taxes	-2.02%	4.58%	5.51%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	-2.02%	4.44%	5.12%

Average Annual Total Returns (%) for periods ended December 31, 2013
	1 Year	5 Years	10 Years
Bond & Mortgage Securities Fund (Acquiring Fund)
Institutional Class Return Before Taxes	-1.03%	8.66%	4.16%
Institutional Class Return After Taxes on Distributions	-2.12%	7.26%	2.73%
Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	-0.58%	6.26%	2.71%
Class R-1 Return Before Taxes	-1.90%	7.71%	3.24%
Class R-2 Return Before Taxes	-1.78%	7.85%	3.38%
Class R-3 Return Before Taxes	-1.69%	8.04%	3.56%
Class R-4 Return Before Taxes	-1.48%	8.26%	3.76%
Class R-5 Return Before Taxes	-1.38%	8.37%	3.89%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	-2.02%	4.44%	4.55%
_________________________________
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Reasons for the Reorganization
The Board believes that the Reorganization of the Acquired Fund into the Acquiring Fund will serve the best interests of the shareholders of both Funds. The Acquiring Fund has outperformed the Acquiring Fund over the one, three- and five-year periods ended September 30, 2014. The Acquiring Fund has a lower advisory fee than the Acquired Fund and the Acquired Fund shareholders are expected to see lower overall net operating expense ratios with respect to all share classes. Further, the Acquired Fund is expected to experience a series of large planned redemptions that will significantly reduce its assets. At the time of the merger, it is anticipated that the Acquiring Fund will have far greater assets and, therefore, may be expected to afford shareholders of the Acquired Fund, on an ongoing basis, greater prospects for growth and efficient management. The Funds have similar investment objectives, with the Acquired Fund seeking maximum total return, consistent with preservation of capital and prudent investment management and the Acquiring Fund seeking to provide current income. The Funds also have similar principal policies and risks in that both invest principally in fixed-income securities.
Board Consideration of the Reorganization
At its November 10, 2014 meeting, the Board considered information presented by PMC, and the Independent Directors were assisted by independent legal counsel. The Board requested and evaluated such information as it deemed necessary to consider the Reorganization. At the meeting, the Board unanimously approved the Reorganization after concluding that participation in the Reorganization is in the best interests of the Acquired Fund and the Acquiring Fund and that the interests of existing shareholders of the Funds will not be diluted as a result of the Reorganization.
In determining whether to approve the Reorganization, the Board made inquiry into a number of matters and considered, among others, the following factors, in no order of priority:

(1)	the investment objectives and principal investment strategies and risks of the Funds;

(2)	identical fundamental investment restrictions;

(3)	estimated trading costs associated with disposing of any portfolio securities of the Acquired Fund and reinvesting the proceeds in connection with the Reorganization;

(4)	the estimated out-of-pocket expenses to be paid by the Acquired Fund related to the Reorganization;

(5)	expense ratios and available information regarding the fees and expenses of the Funds;

(6)	comparative investment performance of and other information pertaining to the Funds;

(7)	the prospects for growth of and for achieving economies of scale by the Acquired Fund in combination with the Acquiring Fund;

(8)	the absence of any material differences in the rights of shareholders of the Funds;

(9)	the financial strength, investment experience and resources of PGI, which currently serves as sub-advisor to the Acquiring Fund;

(10)	any direct or indirect benefits, including potential economic benefits, expected to be derived by PMC and its affiliates from the Reorganization;

(11)	the direct or indirect federal income tax consequences of the Reorganization;

(12)	the fact that the Reorganization will not result in any dilution of Acquired or Acquiring Fund shareholder values;

(13)	the terms and conditions of the Plan; and

(14)	possible alternatives to the Reorganization including liquidation of the Acquired Fund or continuing the Acquired Fund as currently operated.
The Board’s decision to recommend approval of the Reorganization was based on a number of factors, including the following:

(1)	the anticipated large redemptions expected in the Acquiring Fund;

(2)
it should be reasonable for shareholders of the Acquired Fund to have similar investment expectations after the Reorganization because the Funds have similar investment objectives and substantially similar principal investment strategies and risks;

(3)	PGI, as the sub-advisor responsible for managing the assets of the Acquiring Fund, may be expected to provide high quality investment advisory services and personnel for the foreseeable future;

(4)	The Acquiring Fund has lower advisory fee rates and is expected to have lower expense ratios following the Reorganization;

(5)	the Acquiring Fund has outperformed the Acquired fund for the one-, three- and five-year periods ended September 30, 2014; and

(6)	the combination of the Acquired and Acquiring Funds may be expected to afford shareholders of the Acquired Fund on an ongoing basis greater prospects for growth and efficient management; and

(7)	PMC's agreement to place a voluntary cap on expenses until the date of the Reorganization.
INFORMATION ABOUT THE REORGANIZATION
Plan of Acquisition
The terms of the Plan are summarized below. The summary is qualified in its entirety by reference to the Form of the Plan attached as Appendix A to this Proxy Statement/Prospectus.
Under the Plan, the Acquiring Fund will acquire all the assets, subject to all the liabilities, of the Acquired Fund. We expect that the closing date will be February 20, 2015, or such earlier or later date as PMC may determine, and that the Effective Time of the Reorganization will be as of the close of regularly scheduled trading on the NYSE (normally 3:00 p.m., Central Time) on that date. Each Fund will determine its net asset values as of the close of trading on the NYSE using the procedures described in its then current prospectus (the procedures applicable to the Acquired Fund and the Acquiring Fund are identical). The Acquiring Fund will issue to the Acquired Fund a number of shares of each share class with a total value equal to the total value of the net assets of the corresponding share class of the Acquired Fund outstanding at the Effective Time.
Immediately after the Effective Time, the Acquired Fund will distribute to its shareholders Acquiring Fund shares of the same class as the Acquired Fund shares each shareholder owns in exchange for Acquired Fund shares of that class. Acquired Fund shareholders will receive a number of full and fractional shares of the Acquiring Fund that are equal in value to the value of the shares of the Acquired Fund that are surrendered in the exchange. In connection with the exchange, the Acquiring Fund will credit on its books an appropriate number of its shares to the account of each Acquired Fund shareholder, and the Acquired Fund will cancel on its books all its shares registered to the account of that shareholder.
The Plan may be amended, but no amendment may be made which in the opinion of the Board would materially adversely affect the interests of the shareholders of the Acquired Fund. The Board may abandon and terminate the Plan at any time before the Effective Time if it believes that consummation of the transaction contemplated by the Plan would not be in the best interests of the shareholder of one or both of the Funds.
Under the Plan related to the Reorganization, the Acquired Fund will pay all of the out-of-pocket costs in connection with the transaction contemplated under the Plan. The Acquired Fund will pay these costs regardless of whether the Reorganization is consummated.

If the Reorganization is not consummated for any reason, the Board will consider other possible courses of action, including the liquidation (and termination) of the Acquired Fund.
Description of the Securities to Be Issued
PFI is a Maryland corporation that is authorized to issue its shares of common stock in separate series and separate classes of shares. Each of the Acquired and Acquiring Funds is a separate series of PFI, and the Class R-1, Class R-2, Class R-3, Class R-4, Class R-5 and Institutional Class shares of common stock of the Acquiring Fund to be issued in connection with the Reorganization represent interests in the assets belonging to that series and have identical dividend, liquidation and other rights, except that expenses allocated to a particular series or class are borne solely by that series or class and may cause differences in rights as described herein. Expenses related to the distribution of, and other identified expenses properly allocated to, the shares of a particular series or class are charged to, and borne solely by, that series or class, and the bearing of expenses by a particular series or class may be appropriately reflected in the net asset value attributable to, and the dividend and liquidation rights of, that series or class.
All shares of PFI have equal voting rights and are voted in the aggregate and not by separate series or class of shares except that shares are voted by series or class: (i) when expressly required by Maryland law or the 1940 Act and (ii) on any matter submitted to shareholders which the Board has determined affects the interests of only a particular series or class.
The share classes of the Acquired Fund have the same rights with respect to the Acquired Fund that the share classes of the Acquiring Fund have with respect to the Acquiring Fund.
Shares of all Funds, when issued, have no cumulative voting rights, are fully paid and non-assessable, have no preemptive or conversion rights and are freely transferable. Each fractional share has proportionately the same rights as are provided for a full share.
Federal Income Tax Consequences
The Reorganization is not designed to be tax-free. Therefore, shareholders of the Acquired Fund holding such shares through taxable accounts such as non-qualified deferred compensation plans may recognize a gain or loss, for federal income tax purposes, on the difference between the fair market value of the Acquiring Fund shares received in the Reorganization and their federal income tax basis in their shares of the Acquired Fund at closing.
Capital Loss Carryforward. As of October 31, 2014, the Acquired Fund had no accumulated capital loss carryforward and the Acquiring Fund has an accumulated capital loss carryforward of $124,914,000. In a taxable reorganization, capital losses of an acquired fund are not carried over to the acquiring fund.
Capital Gains from Disposition of Portfolio Securities. The disposition of portfolio securities by the Acquired Fund prior to and in connection with the Reorganization could result in the Acquired Fund incurring long-term and short-term capital gains. Any such capital gains will be passed through to the shareholders of the Acquired Fund and will be subject to taxation as described below.
Distribution of Income and Gains. Prior to the Reorganization, the Acquired Fund, whose taxable year will end as a result of the Reorganization, will declare to its shareholders of record one or more distributions of all of its previously undistributed net investment income and net realized capital gain, including capital gains on any securities disposed of in connection with the Reorganization. Such distributions will be made to shareholders before the Reorganization. An Acquired Fund shareholder will be required to include any such distributions in such shareholder’s taxable income. This may result in the recognition of income that could have been deferred or might never have been realized had the Reorganization not occurred.
As of December 16, 2014, the Acquired Fund’s realized fiscal year-to-date long-term and short-term capital gains amounted to approximately $50.2 million and $11.1 million, respectively. As of December 16, 2014, the Acquired Fund’s aggregate long-term and short-term unrealized capital gains amounted to approximately $7.1 million.
The Acquired Fund estimates that approximately 1200 of its shareholders, with an average account balance of approximately $19,000, could receive a taxable distribution as a result of the Reorganization.
The foregoing is only a summary of the potential federal income tax consequences of the Reorganization and should not be considered tax advice. You are urged to consult with your own tax advisors regarding the federal, state, and local tax consequences of the Reorganization which may apply in your particular circumstance.

CAPITALIZATION
The following tables show as of April 30, 2014: (i) the capitalization of the Acquired Fund; (ii) the capitalization of the Acquiring Fund; and (iii) the pro forma combined capitalization of the Acquiring Fund as if the Reorganization has occurred as of that date. As of April 30, 2014, the Acquired Fund had outstanding six classes of shares; Institutional, R-1, R-2, R-3, R-4, and R-5. As of April 30, 2014, the Acquiring Fund had ten outstanding classes of shares; A, B, C, Institutional, J, R-1, R-2, R-3, R-4 and R-5.
The Acquired Fund will pay any trading costs associated with the disposing of any portfolio securities. The trading costs are estimated to be $911,000 with an approximate gain of $93,204,000 ($0.30 per share) on a U.S. GAAP basis.

		Net Assets (000s)		NAV		Shares (000s)
Core Plus Bond Fund I	Institutional	$3,405,941		$11.03		308,901
(Acquired Fund)	R-1	3,166		10.94		289
	R-2	4,915		10.97		448
	R-3	12,138		11		1,103
	R-4	7,073		11.03		641
	R-5	28,674		11.01		2,605
		$3,461,907				313,987

Bond & Mortgage Securities Fund	A	$104,002		$10.92		9,528
(Acquiring Fund)	B	1,250		10.94		114
	C	6,375		10.92		584
	J	168,131		10.98		15,311
	Institutional	2,210,280		10.91		202,599
	R-1	5,835		10.91		535
	R-2	12,371		10.81		1,144
	R-3	31,026		10.85		2,859
	R-4	27,815		11.04		2,519
	R-5	45,553		10.86		4,194
		$2,612,638				239,387

Reduction in net assets and decrease in net asset values	Institutional	$(25)		—	*	(2)
per share of the Acquired Fund to reflect the estimated	R-1	—	***	—	*	—	**
expenses of the Reorganization	R-2	—	***	—	*	—	**
	R-3	—	***	—	*	—	**
	R-4	—	***	—	*	—	**
	R-5	—	***	—	*	—	**

Estimated reduction in net assets and decrease in	Institutional	(3,314,000)				(300,562)
shares outstanding to reflect the significant planned
redemptions from the Acquired Fund

Increase in shares outstanding of the Acquired Fund	A					—
to reflect the exchange for shares of the Acquiring Fund	B					—
	C					—
	J					—
	Institutional					86
	R-1					1
	R-2					7
	R-3					16
	R-4					—
	R-5					35

Bond & Mortgage Securities Fund	A	$104,002		$10.92		9,528
(Acquiring Fund)	B	1,250		10.94		114
Estimated (pro forma assuming Reorganization)	C	6,375		10.92		584
	J	168,131		10.98		15,311
	Institutional	2,302,196		10.91		211,022
	R-1	9,001		10.91		825
	R-2	17,286		10.81		1,599
	R-3	43,164		10.85		3,978
	R-4	34,888		11.04		3,160
	R-5	74,227		10.86		6,834
		$2,760,520				252,955
* Less than $0.005 per share
** Less than 500 shares
*** Less than $500

ADDITIONAL INFORMATION ABOUT THE FUNDS
Certain Investment Strategies and Related Risks of the Funds
This section provides information about certain investment strategies and related risks of the Funds. The Statement of Additional Information contains additional information about investment strategies and their related risks.
Some of the principal investment risks vary between the Funds and the variations are described above. The value of each Fund’s securities may fluctuate on a daily basis. As with all mutual funds, as the values of each Fund’s assets rise or fall, the Fund’s share price changes. If an investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. As with any security, the securities in which the Funds invest have associated risk.
The table below identifies the strategies and risks that apply to the Funds and indicates for each Fund whether such strategies and risks are principal, non-principal or not applicable.

INVESTMENT STRATEGIES AND RISKS	Bond & Mortgage Securities	Core Plus Bond I
Bank Loans (also known as Senior Floating Rate interests)	Non-Principal	Non-Principal
Convertible Securities	Non-Principal	Non-Principal
Derivatives	Principal	Principal
Emerging Markets	Non-Principal	Principal
Equity Securities	Not Applicable	Non-Principal
Fixed-Income Securities	Principal	Principal
Foreign Securities	Principal	Principal
Hedging	Principal	Non-Principal
High Yield Securities	Principal	Principal
Initial Public Offerings ("IPOs")	Not Applicable	Non-Principal
Leverage	Principal	Principal
Liquidity Risk(1)	Non-Principal	Non-Principal
Management Risk(1)	Non-Principal	Non-Principal
Market Volatility and Issuer Risk(1)	Non-Principal	Non-Principal
Municipal Obligations and AMT-Subject Bonds	Principal	Principal
Portfolio Turnover	Principal	Principal
Preferred Securities	Non-Principal	Non-Principal
Real Estate Investment Trusts	Non-Principal	Non-Principal
Real Estate Securities	Principal	Principal
Repurchase Agreements	Non-Principal	Non-Principal
Securitized Products	Principal	Principal
Short Sales	Not Applicable	Principal
Small and Medium Market Capitalization Companies	Non-Principal	Non-Principal
Temporary Defensive Measures	Non-Principal	Non-Principal
Underlying Funds	Principal	Principal

(1)
These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

Bank Loans (also known as Senior Floating Rate Interests)
Bank loans typically hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured by specific collateral, and have a claim on the assets and/or stock of the Borrower that is senior to that held by unsecured subordinated debtholders and stockholders of the Borrower. The proceeds of bank loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, dividends, and, to a lesser extent, to finance internal growth and for other corporate purposes. Bank loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the bank loan. Most bank loans that will be purchased by a fund are rated below-investment-grade (sometimes called “junk”) or will be comparable if unrated, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower's obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. Most bank loans are not traded on any national securities exchange. Bank loans generally have less liquidity than investment-grade bonds and there may be less public information available about them.
The secondary market for loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may cause the fund to be unable to realize full value and thus cause a material decline in the fund's net asset value.

Bank loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major U.S. banks.
Bank loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the borrower to repay, prepayments of senior floating rate interests may occur.
Convertible Securities
Convertible securities are usually fixed-income securities that a fund has the right to exchange for equity securities at a specified conversion price. Convertible securities could also include corporate bonds, notes, or preferred stocks of U.S. or foreign issuers. The option allows the fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the fund could realize an additional $2 per share by converting its fixed-income securities.
Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.
Depending on the features of the convertible security, the fund will treat a convertible security as either a fixed-income or equity security for purposes of investment policies and limitations because of the unique characteristics of convertible securities. The Funds may invest in convertible securities that are rated below investment grade. Many convertible securities are relatively illiquid.
Derivatives
A fund may invest in certain derivative strategies to earn income, manage or adjust the risk profile of the fund, replace more direct investments, or obtain exposure to certain markets. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).
There are many different types of derivatives and many different ways to use them. Futures, forward contracts, and options are commonly used for traditional hedging purposes to attempt to protect a fund from loss due to changing interest rates, securities prices, asset values, or currency exchange rates and as a low-cost method of gaining exposure to a particular market without investing directly in those securities or assets. A fund may enter into put or call options, futures contracts, options on futures contracts, over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps), currency futures contracts and options, options on currencies, and forward currency contracts or currency swaps for both hedging and non-hedging purposes. A fund also may use foreign currency options and foreign currency forward and swap contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A fund will not hedge currency exposure to an extent greater than the approximate aggregate market value of the securities held or to be purchased by the fund (denominated or generally quoted or currently convertible into the currency). A fund may enter into forward commitment agreements, which call for the fund to purchase or sell a security on a future date at a fixed price. A fund may also enter into contracts to sell its investments either on demand or at a specific interval.
Generally, a fund may not invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund or the reference currency relates to an eligible investment for the fund.
The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. If a fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed.
The risks associated with derivative investments include:

•	the risk that the underlying security, currency, interest rate, market index, or other financial asset will not move in the direction the Sub-Advisor anticipated;

•	the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;

•	the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment;

•	the possibility that the counterparty may fail to perform its obligations; and

•	the inability to close out certain hedged positions to avoid adverse tax consequences.

Swap agreements involve the risk that the party with whom the fund has entered into the swap will default on its obligation to pay the fund and the risk that the fund will not be able to meet its obligations to pay the other party to the agreement.
A fund may enter into a credit default swap agreements as a "buyer" or "seller" of credit protection. Credit default swap agreements involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Credit default swaps can increase credit risk because the fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap.
Forward, swap, and futures contracts are subject to special risk considerations. The primary risks associated with the use of these contracts are (a) the imperfect correlation between the change in market value of the instruments held by the fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward, swap, or futures contract and the resulting inability to close a forward, swap, or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the sub-advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates, asset values, and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the fund may have to sell securities at a time when it may be disadvantageous to do so.
For currency contracts, there is also a risk of government action through exchange controls that would restrict the ability of the fund to deliver or receive currency.
Some of the risks associated with options include imperfect correlation, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.
Emerging Markets
PMC defines emerging market securities as those issued by:

•	companies with their principal place of business or principal office in emerging market countries or

•	companies whose principal securities trading market is an emerging market country.
Usually, the term “emerging market country” means any country that is considered to be an emerging country by the international financial community (including the MSCI Emerging Markets Index or Barclays Emerging Markets USD Aggregate Bond Index). These countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand, and most nations located in Western Europe.
Investments in companies of emerging (also called "developing") countries are subject to higher risks than investments in companies in more developed countries. These risks include:

•	increased social, political, and economic instability;

•	a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;

•	lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;

•	foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;

•	relatively new capital market structure or market-oriented economy;

•	the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;

•	restrictions that may make it difficult or impossible for the fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and

•	possible losses through the holding of securities in domestic and foreign custodial banks and depositories.
In addition, many developing countries have experienced substantial and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies, currencies, interest rates, and securities markets of those countries.
Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.
Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Equity Securities
Equity securities include common stocks, convertible securities, depositary receipts, rights (a right is an offering of common stock to investors who currently own shares which entitle them to buy subsequent issues at a discount from the offering price), and warrants (a warrant grants its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price). Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Some funds focus their investments on certain market capitalization ranges. Market capitalization is defined as total current market value of a company's outstanding equity securities. The market capitalization of companies in a fund’s portfolios and their related index(es) will change over time and, the fund will not automatically sell a security just because it falls outside of the market capitalization range of its index(es). Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.
Fixed-Income Securities
Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors (some examples include corporate bonds, convertible securities, mortgage-backed securities, U.S. government securities and asset-backed securities). The issuer generally pays the investor a fixed, variable, or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

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Interest Rate Changes:  Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. If interest rates fall, issuers of callable bonds may call (repay) securities with high interest rates before their maturity dates; this is known as call risk. In this case, a fund would likely reinvest the proceeds from these securities at lower interest rates, resulting in a decline in the fund's income. Floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Average duration is a mathematical calculation of the average life of a bond (or bonds in a bond fund) that serves as a useful measure of its price risk. Duration is an estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. For example, if a fund has an average duration of 4 years and interest rates rise by 1%, the value of the bonds held by the fund will decline by approximately 4%, and if the interest rates decline by 1%, the value of the bonds held by the fund will increase by approximately 4%. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.

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Credit Risk:  Fixed-income security prices are also affected by the credit quality of the issuer. Investment-grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due.

Foreign Securities
PMC defines foreign securities as those issued by:

•	companies with their principal place of business or principal office outside the U.S. or

•	companies whose principal securities trading market is outside the U.S.
Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges.
Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of fund assets is not invested and earning no return. If a fund is unable to make intended security purchases due to settlement problems, the fund may miss attractive investment opportunities. In addition, a fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.
With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a fund's investments in those countries. In addition, a fund may also suffer losses due to nationalization, expropriation, or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to fund investors. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions.
Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though each fund intends to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may reduce the liquidity of the fund's portfolio. The fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.
A fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities risks to which they relate.
Hedging
Hedging is a strategy that can be used to limit or offset investment risk. The success of a fund’s hedging strategy will be subject to the Sub-Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of a fund’s hedging strategy will also be subject to the Sub-Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Sub-Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent a fund from achieving the intended hedge or expose a fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
High Yield Securities
Below investment grade bonds, which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine if the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade), are sometimes referred to as high yield or "junk bonds" and are considered speculative. Such securities could be in default at time of purchase.
Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, under certain circumstances, such securities may be less liquid than higher rated debt securities.
Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the fund were investing in higher quality bonds.
High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a fund may incur additional expenses to seek recovery. To the extent that such high yield issuers undergo a corporate restructuring, such high yield securities may become exchanged for or converted into reorganized equity of the underlying issuer. High yield bonds oftentimes include complex legal covenants that impose various degrees of restriction on the issuer’s ability to take certain actions, such as distribute cash to equity holders, incur additional indebtedness, and dispose of assets. To the extent that a bond indenture or loan agreement does not contain sufficiently protective covenants or otherwise permits the issuer to take certain actions to the detriment of the holder of the fixed-income security, the underlying value of such fixed-income security may decline.
The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.
The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a fund, a fund may retain the security if PMC or the Sub-Advisor thinks it is in the best interest of shareholders.

Initial Public Offerings ("IPOs")
An IPO is a company's first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading, and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods. The limited number of shares available for trading in some IPOs may make it more difficult for a fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.
When a fund's asset base is small, a significant portion of the fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the fund. As the fund's assets grow, the effect of the fund's investments in IPOs on the fund's performance probably will decline, which could reduce the fund's performance. Because of the price volatility of IPO shares, a fund may choose to hold IPO shares for a very short period. This may increase the turnover of the fund's portfolio and lead to increased expenses to the fund, such as commissions and transaction costs. By selling IPO shares, the fund may realize taxable gains it will subsequently distribute to shareholders.
Leverage
If a fund makes investments in futures contracts, forward contracts, swaps and other derivative instruments, these instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the fund. The net asset value of a fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the fund to pay interest. Leveraging may cause a fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. To the extent that a fund is not able to close out a leveraged position because of market illiquidity, a fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations.
Liquidity Risk
A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund's ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, high yield bonds and bank loans or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.
Management Risk
If a Sub-Advisor's investment strategies do not perform as expected, the fund could underperform other funds with similar investment objectives or lose money.

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Active Management: The performance of a fund that is actively managed will reflect in part the ability of PMC and/or Sub-Advisor(s) to make investment decisions that are suited to achieving the fund's investment objective. Actively-managed funds are prepared to invest in securities, sectors, or industries differently from the benchmark.

Market Volatility and Issuer Risk
The value of a fund's portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund's investments are concentrated in certain sectors, its performance could be worse than the overall market. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services. It is possible to lose money when investing in a fund.
Municipal Obligations and AMT-Subject Bonds
The term “municipal obligations” generally is understood to include debt obligations issued by municipalities to obtain funds for various public purposes. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit, with either limited or unlimited taxing power for the payment of principal and interest. Revenue bonds are not supported by the issuer's full taxing authority. Generally, they are payable only from the revenues of a particular facility, a class of facilities, or the proceeds of another specific revenue source.
"AMT-subject bonds" are municipal obligations issued to finance certain "private activities," such as bonds used to finance airports, housing projects, student loan programs, and water and sewer projects. Interest on AMT-subject bonds is an item of tax preference for purposes of the federal individual alternative minimum tax ("AMT") and will also give rise to corporate alternative minimum taxes. See "Tax Considerations" for a discussion of the tax consequences of investing in the funds.
Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect upon the ability of a fund to purchase sufficient amounts of tax-exempt securities.

Portfolio Turnover
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year. Funds that engage in active trading may have high portfolio turnover rates. Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the fund) and may lower the fund's performance. Please consider all the factors when you compare the turnover rates of different funds. You should also be aware that the "total return" line in the Financial Highlights section reflects portfolio turnover costs.
High portfolio turnover can result in a lower capital gain distribution due to higher transaction costs added to the basis of the assets or can result in lower ordinary income distributions to shareholders when the transaction costs cannot be added to the basis of assets.  Both events reduce fund performance.
Preferred Securities
Preferred securities generally pay fixed rate dividends and/or interest (though some are adjustable rate) and typically have "preference" over common stock in payment priority and the liquidation of a company's assets - preference means that a company must pay on its preferred securities before paying on its common stock, and the claims of preferred securities holders are typically ahead of common stockholders' claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed income securities - the fixed-income payments are expected to be the primary source of long-term investment return. While some preferred securities are issued with a final maturity date, others are perpetual in nature. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without triggering an event of default for the issuer. In addition, an issuer of preferred securities may have the right to redeem the securities before their stated maturity date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in federal income tax or securities laws. As with call provisions, a redemption by the issuer may reduce the return of the security held by the fund. Preferred securities may be subject to provisions that allow an issuer, under certain circumstances to skip (indefinitely) or defer (possibly up to 10 years) distributions. If a fund owns a preferred security that is deferring its distribution, the fund may be required to report income for tax purposes while it is not receiving any income.
Preferred securities are typically issued by corporations, generally in the form of interest or dividend bearing instruments, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The preferred securities market is generally divided into the $25 par “retail” and the $1,000 par “institutional” segments. The $25 par segment includes securities that are listed on the New York Stock Exchange (exchange traded), which trade and are quoted with accrued dividend or interest income, and which are often callable at par value five years after their original issuance date. The institutional segment includes $1,000 par value securities that are not exchange-listed (over the counter), which trade and are quoted on a “clean” price, i.e., without accrued dividend or interest income, and which often have a minimum of 10 years of call protection from the date of their original issuance. Preferred securities can also be issued by real estate investment trusts and involve risks similar to those associated with investing in real estate investment trust companies.
Real Estate Investment Trusts
Real estate investment trust securities ("REITs") involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are characterized as: equity REITs, which primarily own property and generate revenue from rental income; mortgage REITs, which invest in real estate mortgages; and hybrid REITs, which combine the characteristics of both equity and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. As an investor in a REIT, a fund will be subject to the REIT’s expenses, including management fees, and will remain subject to the fund's advisory fees with respect to the assets so invested. REITs are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Internal Revenue Code, and failing to maintain their exemptions from registration under the 1940 Act.
Investment in REITs involves risks similar to those associated with investing in small market capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.

Real Estate Securities
Investing in securities of companies in the real estate industry subjects a fund to the special risks associated with the real estate market and the real estate industry in general. Generally, companies in the real estate industry are considered to be those that have principal activity involving the development, ownership, construction, management or sale of real estate; have significant real estate holdings, such as hospitality companies, healthcare facilities, supermarkets, mining, lumber and/or paper companies; and/or provide products or services related to the real estate industry, such as financial institutions that make and/or service mortgage loans and manufacturers or distributors of building supplies. Securities of companies in the real estate industry are sensitive to factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws.
Repurchase Agreements
Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that a fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected fund bears a risk of loss. To minimize such risks, the fund enters into repurchase agreements only with parties a Sub-Advisor deems creditworthy (those that are large, well-capitalized, and well-established financial institutions). In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.
Securitized Products
Securitized products are fixed income instruments that represent interest in underlying pools of collateral or assets. The value of the securitized product is derived from the performance, value, and cash flows of the underlying asset(s). A fund’s investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Prepayment risk may make it difficult to calculate the average life of a fund’s investment in securitized products. Securitized products are generally issued as pass-through certificates, which represent the right to receive principal and interest payments collected on the underlying pool of assets, which are passed through to the security holder. Therefore, repayment depends on the cash flows generated by the underlying pool of assets. The securities may be rated as investment-grade or below-investment-grade.

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Mortgage-backed securities (“MBS”) represent an interest in a pool of underlying mortgage loans secured by real property. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. If interest rates fall and the underlying loans are prepaid faster than expected, a fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, rising interest rates tend to discourage refinancings and the underlying loans are prepaid more slowly than expected, reducing a fund’s potential to reinvest the principal in higher yielding securities and extending the duration of the underlying loans. In addition, when market conditions result in an increase in default rates on the underlying loans and the foreclosure values of the underlying real estate is less than the outstanding amount due on the underlying loan, collection of the full amount of accrued interest and principal on these investments may be doubtful. The risk of such defaults is generally higher in the case of underlying mortgage pools that include sub-prime mortgages (mortgages granted to borrowers whose credit histories would not support conventional mortgages).

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Commercial mortgage-backed securities (“CMBS”) represent an interest in a pool of underlying commercial mortgage loans secured by real property such as retail, office, hotel, multi-family, and industrial properties. Certain CMBS are issued in several classes with different levels of yield and credit protection, and the CMBS class in which a fund invests usually influences the interest rate, credit, and prepayment risks.

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Asset-backed securities (“ABS”) are backed by non-mortgage assets such as company receivables, truck and auto loans, student loans, leases and credit card receivables. Asset-backed securities entail credit risk. They also may present a risk that, in the event of default, the liquidation value of the underlying assets may be inadequate to pay any unpaid interest or principal.

Short Sales
A fund enters into a short sale by selling a security it has borrowed (typically from a broker or other institution). If the market price of a security increases after a fund borrows the security, the fund will suffer a (potentially unlimited) loss when it replaces the borrowed security at the higher price. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. In addition, a fund may not always be able to borrow the security at a particular time or at an acceptable price. Before a fund replaces a borrowed security, it is required to designate on its books cash or liquid assets as collateral to cover the fund’s short position, marking the collateral to market daily. This obligation limits a fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations. A fund may also take a short position in a derivative instrument, such as a future, forward or swap. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. Short sales also involve transaction and other costs that will reduce potential fund gains and increase potential fund losses.
Small and Medium Market Capitalization Companies
The funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.
Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.
Temporary Defensive Measures
From time to time, as part of its investment strategy, a fund may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. To the extent that a fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes, which are floating rate debt instruments without a fixed maturity. In addition, a fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock.
There is no limit on the extent to which a fund may take temporary defensive measures. In taking such measures, a fund may fail to achieve its investment objective.
Underlying Funds
An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.
Principal is the advisor to the Principal LifeTime Funds, Principal LifeTime Hybrid Funds, Real Estate Allocation Fund, SAM Portfolios, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, PVC Diversified Income Account, and each of the underlying funds. Principal Global Investors, LLC ("PGI") is Sub-Advisor to the Principal LifeTime Funds, Principal Real Estate Investors, LLC, ("Principal-REI") is sub-advisor to the Real Estate Allocation Fund, and Edge Asset Management, Inc. ("Edge") is the Sub-Advisor to the SAM Portfolios. PGI, Principal-REI or Edge also serves as Sub-Advisor to some or all of the underlying funds. Principal, PGI, Principal-REI and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds that it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

As of October 31, 2013, PFI SAM Portfolios, PFI Principal LifeTime Funds, PFI Principal LifeTime Hybrid Funds, PFI Real Estate Allocation Fund, PVC SAM Portfolios, PVC Principal LifeTime Accounts, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, and PVC Diversified Income Account owned the following percentages, in the aggregate, of the outstanding shares of the underlying funds listed below:

Fund	Total Percentage of Outstanding Shares Owned

Bond & Mortgage Securities	73.09%
Core Plus Bond I	48.01%
Multiple Classes of Shares
The Board of Directors of PFI has adopted an 18f-3 Plan for each of the funds. Under these plans, the funds offer the following share classes: Class R-1, Class R-2, Class R-3, Class R-4, Class R-5, and Institutional Class. Further, the Acquiring Fund also offers Class A, Class B, Class C and Class J shares. The shares are the same except for differences in class expenses, including any Rule 12b-1 fees and any applicable sales charges, excessive trading and other fees.
Costs of Investing in the Funds
Fees and Expenses of the Funds
The fees and expenses of the funds are described below. Depending on the class of your shares, you may incur one-time or ongoing fees or both. One-time fees include sales or redemption fees. Ongoing fees are the operating expenses of a fund and include fees paid to the fund’s manager, underwriter and others who provide ongoing services to the fund. The Class R-1, R-2, R-3, R-4, and Class R-5 shares are collectively referred to herein as the "Retirement Class shares."
Fees and expenses are important because they lower your earnings. However, lower costs do not guarantee higher earnings. For example, a fund with no front-end sales charge may have higher ongoing expenses than a fund with such a sales charge.
One-time fees
Institutional and Retirement Class Shares:
Institutional Class and Retirement Class Shares are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on Institutional Class or Retirement Class shares of the funds purchased with reinvested dividends or other distributions.
Ongoing fees
Ongoing Fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the funds.
Each fund pays ongoing fees to PMC and others who provide services to the fund. These fees include:

•	Management Fee -- Through the Management Agreement with the fund, PMC has agreed to provide investment advisory services and administrative services to the fund.

•	Other Expenses -- A portion of expenses that are allocated to all classes of the fund.

•
Distribution Fee -- Each of the funds has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Retirement Class shares. Each Fund pays a distribution fee based on the average daily net asset value (NAV) of the Fund. These fees pay distribution and other expenses for the sale of fund shares and for services provided to shareholders. Over time, these fees may exceed other types of sales charges.

•
Transfer Agent Fee -- Principal Shareholder Services, Inc. (“PSS”) has entered into a Transfer Agency Agreement with the fund under which PSS provides transfer agent services. These services are currently provided at cost.

•	Acquired Fund Fees and Expenses -- Fees and expenses charged by other investment companies in which a fund invests a portion of its assets.
Retirement Class Shares Only

•	Service Fee -- PMC has entered into a Service Agreement with PFI under which PMC performs personal services for shareholders.

•
Administrative Service Fee -- PMC has entered into an Administrative Services Agreement with PFI under which PMC provides shareholder and administrative services for retirement plans and other beneficial owners of beneficial owners of Fund shares.

Institutional Class shares of the funds also pay expenses of registering and qualifying shares for sale, the cost of producing and distributing reports and prospectuses to shareholders, and the cost of shareholder meetings held solely for Institutional Class shares.

Distribution Plans and Intermediary Compensation
Institutional Class Shares
Neither fund has adopted a 12b-1 Plan for Institutional Class shares.
Retirement Class Shares
PFI has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act for each of the Class R-1, R-2, R-3 and R-4 shares. Under the 12b-1 Plans, each fund makes payments from its assets attributable to the particular share class to the fund's Distributor for distribution-related expenses and for providing services to shareholders of that share class. Payments under the 12b-1 plans are made by the funds to the Distributor pursuant to the 12b-1 plans regardless of the expenses incurred by the Distributor. When the Distributor receives Rule 12b-1 fees, it may pay some or all of them to intermediaries whose customers are shareholders of the funds for sales support services and for providing services to shareholders of that share class. Intermediaries may include, among others, broker-dealers, registered investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies. Because Rule 12b-1 fees are paid out of fund assets and are ongoing fees, over time they will increase the cost of your investment in the Funds and may cost you more than other types of sales charges.
The maximum annual Rule 12b-1 distribution and/or service fee (as a percentage of average daily net assets) for each of the above classes of the funds are set forth below:

Share Class	12b-1 Fee
R-1	0.35%
R-2	0.30%
R-3	0.25%
R-4	0.10%
Retirement Plan Services. Each fund pays a Service Fee and Administrative Services Fee to PMC for providing services to retirement plan shareholders. PMC typically pays some or all of these fees to Principal Life Insurance Company, which has entered into an agreement to provide these services to the retirement plan shareholders. PMC may also enter into agreements with other intermediaries to provide these services, and pay some or all of the fees to such intermediaries.
Plan recordkeepers, who may have affiliated financial intermediaries that sell shares of the funds, may be paid additional amounts. In addition, financial intermediaries may be affiliates of entities that receive compensation from the Distributor for maintaining retirement plan “platforms” that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.
The amounts paid to plan recordkeepers for recordkeeping services, and their related service requirements may vary across fund groups and share classes. This may create an incentive for financial intermediaries and their Investment Representatives to recommend one fund complex over another or one class of shares over another.
Other Payments to Financial Intermediaries
If one mutual fund sponsor makes greater payments than another, your Financial Professional and his or her intermediary may have an incentive to recommend one fund complex over another. Similarly, if your Financial Professional or his or her intermediary receives more distribution assistance for one share class versus another, then they may have an incentive to recommend that share class.
Financial Professionals who deal with investors on an individual basis are typically associated with an intermediary. Financial Professionals may receive some or all of the amounts paid to the intermediary with which he or she is associated. You can ask your Financial Professional for information about any payments he or she or the intermediary receives from the Distributor, its affiliates or the fund and any services provided.
Please speak with your Financial Professional to learn more about the total amounts paid to your Financial Professional and his or her intermediary by the funds, the Distributor and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also carefully review disclosures made by your Financial Professional at the time of purchase.
Although a fund may use brokers who sell shares of the funds to effect portfolio transactions, the sale of shares is not considered as a factor by PMC or the Funds' Sub-Advisors when selecting brokers to effect portfolio transactions.
Your intermediary may charge you additional fees other than those disclosed in this prospectus. Ask your Financial Professional about any fees and commissions they charge.
Additionally, in some cases the Distributor and its affiliates will provide payments or reimbursements in connection with the costs of conferences, educational seminars, training and marketing efforts related to the funds. Such activities may be sponsored by intermediaries or the Distributor. The costs associated with such activities may include travel, lodging, entertainment, and meals. In some cases the Distributor will also provide payment or reimbursement for expenses associated with transactions ("ticket") charges and general marketing expenses.

Pricing of Fund Shares
Each fund’s shares are bought and sold at the current share price. The share price of each class of each fund is calculated each day the New York Stock Exchange (“NYSE”) is open (share prices are not calculated on the days on which the NYSE is closed for trading, generally New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/ Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas). The share price is determined as of the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price we calculate after we receive the order at our transaction processing center in Canton, Massachusetts. To process your purchase order on the day we receive it, we must receive the order (with complete information):

•	on a day that the NYSE is open and

•	prior to the close of trading on the NYSE (normally 3 p.m. Central Time).
Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.
If we receive an application or purchase request for a new mutual fund account or subsequent purchase into an existing account that is accompanied by a check and the application or purchase request does not contain complete information, we may hold the application (and check) for up to two business days while we attempt to obtain the necessary information. If we receive the necessary information within two business days, we will process the order using the next share price calculated. If we do not receive the information within two business days, the application and check will be returned to you.
For each fund the share price is calculated by:

•	taking the current market value of the total assets of the fund

•	subtracting liabilities of the fund

•	dividing the remainder proportionately into the classes of the fund

•	subtracting the liability of each class

•	dividing the remainder by the total number of shares outstanding for that class.
Notes:

•
If market quotations are not readily available for a security owned by a fund, its fair value is determined using a policy adopted by the Directors. Fair valuation pricing is subjective and creates the possibility that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

•
A fund’s securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Securities traded outside of the Western Hemisphere are valued using a fair value policy adopted by the fund. These fair valuation procedures are intended to discourage shareholders from investing in the fund for the purpose of engaging in market timing or arbitrage transactions.

•
The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by a fund may change on days when shareholders are unable to purchase or redeem shares.

•
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. Each fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

Purchase of Fund Shares
Principal Funds, Inc. offers funds in multiple share classes: A, B, C, J, P, S, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6. Funds available in multiple share classes have the same investments, but differing expenses. Classes Institutional, R-1, R-2, R-3, R-4, and R-5 shares are offered by the Acquired and Acquiring Funds.
The funds may reject or cancel any purchase orders for any reason. For example, the funds do not intend to permit market timing because short-term or other excessive trading into and out of the funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, each fund may reject any purchase orders from market timers or investors that, in PMC's opinion, may be disruptive to the fund. For these purposes, PMC may consider an investor's trading history in the funds or other funds sponsored by Principal Life and accounts under common ownership or control.
PMC may recommend to the Board, and the Board may elect, to close certain funds or share classes to new and existing investors.
Shares may be purchased from the Distributor. The Distributor is an affiliate of Principal Life Insurance Company and with it are subsidiaries of Principal Financial Group, Inc. and members of the Principal Financial Group. There are no sales charges on Institutional, R-1, R-2, R-3, R-4, and R-5 Class shares of the funds.

Shareholder accounts for the funds are maintained under an open account system. Under this system, an account is opened and maintained for each investor (generally an omnibus account, plan level account, or institutional investor). Each investment is confirmed by sending the investor a statement of account showing the current purchase or sale and the total number of shares owned. The statement of account is treated by the funds as evidence of ownership of fund shares. Share certificates are not issued.
For Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5
Only eligible purchasers may buy Institutional, R-1, R-2, R-3, R-4, and R-5 Class shares of the funds. Principal Management Corporation reserves the right to broaden or limit the designation of eligible purchasers. Not all of the funds are offered in every state. Please check with your financial advisor or our home office for state availability. Some eligible purchasers (as listed below) purchase shares through plans or other arrangements; such plans or arrangements may impose fees in addition to those charged by the funds. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund. Each investor's financial considerations are different. You should speak with your financial professional to help you decide which share class is best for you.
At the present time, eligible purchasers of Institutional, R-1, R-2, R-3, R-4, and R-5 Class shares include but are not limited to:

•	retirement and pension plans to which Principal Life Insurance Company (“Principal Life”) provides recordkeeping services;

•	separate accounts of Principal Life;

•	Principal Life or any of its subsidiaries or affiliates;

•	any fund distributed by PFD if the fund seeks to achieve its investment objective by investing primarily in shares of mutual funds;

•	clients of Principal Global Investors, LLC;

•	certain employer sponsored retirement plans with plan level omnibus accounts;

•	certain pension plans and employee benefit plans;

•	certain retirement account investment vehicles administered by foreign or domestic pension plans;

•
an investor who buys shares through an omnibus account with certain intermediaries, such as a broker-dealer, bank, or other financial institution, pursuant to a written agreement between the intermediary and PFD or its affiliate; and

•	certain retirement plan clients that have an organization, approved by Principal Life, for purposes of providing plan recordkeeping services.
For Institutional Class
Only eligible purchasers may buy Institutional Class shares of the funds. At the present time, eligible purchasers of Institutional Class shares also include but are not limited to:

•	investors investing at least $1,000,000 per fund;

•
sponsors, recordkeepers, or administrators of wrap account or mutual fund asset allocation programs or participants in those programs (such accounts and programs must trade in an omnibus relationship);

•	institutional clients that Principal Life has approved for purposes of providing plan recordkeeping;

•	institutional investors investing for their own account, including banks, trust companies, financial intermediaries, corporations, endowments and foundations;

•	collective trust funds, fund of funds or other pooled investment vehicles, and entities acting for the account of a public entity;

•	clients of a private banking division pursuant to a written agreement between the bank and PFD or its affiliate; and

•	the portfolio manager of any adviser to the fund.
Shares may be purchased from the Distributor. The Distributor is an affiliate of Principal Life Insurance Company and with it are subsidiaries of Principal Financial Group, Inc. and members of the Principal Financial Group. There are no sales charges on Institutional, R-1, R-2, R-3, R-4, and R-5 Class shares of the funds.
Shareholder accounts for the fund are maintained under an open account system. Under this system, an account is opened and maintained for each investor (generally an omnibus account, plan level account, or institutional investor). Each investment is confirmed by sending the investor a statement of account showing the current purchase or sale and the total number of shares owned. The statement of account is treated by the fund as evidence of ownership of fund shares. Share certificates are not issued.
The fund may reject or cancel any purchase orders for any reason. For example, the fund does not intend to permit market timing because short-term or other excessive trading into and out of the funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the fund may reject any purchase orders from market timers or investors that, in Principal's opinion, may be disruptive to the fund. For these purposes, Principal may consider an investor's trading history in the fund or other funds sponsored by Principal Life and accounts under common ownership or control.
Payments are to be made via personal or financial institution check (for example, a bank or cashier's check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers' checks, credit card checks, and foreign checks.
PMC may recommend to the Board, and the Board may elect, to close certain funds to new and existing investors.

Note:
No salesperson, dealer or other person is authorized to give information or make representations about a fund other than those contained in this Proxy Statement/Prospectus. Information or representations not contained in this Proxy Statement/Prospectus may not be relied upon as having been provided or made by PFI, a fund, PMC, any Sub-Advisor, or PFD.

Retirement Class Shares
The Retirement Class shares may be purchased through retirement plans, though not all plans offer each fund. Such plans may impose fees in addition to those charged by the funds. The services or share classes available to you may vary depending upon how you wish to purchase shares of a fund. Each share class represents investments in the same portfolio of securities, but each class has its own expense structure, allowing you to choose the class that best meets your situation (not all classes are available to all plans). Each investor’s financial considerations are different. You should speak with your financial professional to help you decide which share class is best for you.
Only eligible purchasers may buy R-1, R-2, R-3, R-4, and R-5 Class shares of the funds. At the present time, eligible purchasers include but are not limited to:

•	retirement and pension plans to which Principal Life provides recordkeeping services;

•	separate accounts of Principal Life;

•	Principal Life or any of its subsidiaries or affiliates;

•	any fund distributed by PFD if the fund seeks to achieve its investment objective by investing primarily in shares of mutual funds;

•	clients of Principal Global Investors, LLC;

•	certain pension plans;

•	certain retirement account investment vehicles administered by foreign or domestic pension plans;

•	an investor who buys shares through an omnibus account with certain intermediaries, such as a broker-dealer, bank, or other financial institution, pursuant to a written agreement; and

•	certain retirement plan clients that have an approved organization for purposes of providing plan record keeping services.
PMC reserves the right to broaden or limit the designation of eligible purchasers. Not all of the funds are offered in every state. Please check with your financial advisor or our home office for state availability.
Shares may be purchased from PFD. PFD is an affiliate of Principal Life Insurance Company and with it are subsidiaries of Principal Financial Group, Inc. and members of the Principal Financial Group. There are no sales charges on R-1, R-2, R-3, R-4, and R-5 Class shares of the funds.
Shareholder accounts for the fund are maintained under an open account system. Under this system, an account is opened and maintained for each investor (generally an omnibus account or a plan level account). Each investment is confirmed by sending the investor a statement of account showing the current purchase or sale and the total number of shares owned. The statement of account is treated by the funds as evidence of ownership of fund shares. Share certificates are not issued.
The funds may reject or cancel any purchase orders for any reason. For example, the funds do not intend to permit market timing because short-term or other excessive trading into and out of the funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the fund may reject any purchase orders from market timers or investors that, in PMC’s opinion, may be disruptive to the funds. For these purposes, PMC may consider an investor's trading history in the funds or other funds sponsored by Principal Life and accounts under common ownership or control.
Payments may be made via personal or financial institution check (for example, a bank or cashier's check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers' checks, credit card checks, and foreign checks.
PMC may recommend to the Board, and the Board may elect, to close certain funds or share classes to new and existing investors.

Note:
No salesperson, dealer or other person is authorized to give information or make representations about a fund other than those contained in this Proxy Statement/Prospectus. Information or representations not contained in this Proxy Statement/Prospectus may not be relied upon as having been provided or made by PFI, a fund, PMC, any Sub-Advisor, or PFD.

To eliminate the need for safekeeping, PFI will not issue certificates for shares. PFI may periodically close to new purchases of shares or refuse any order to buy shares if PMC determines that doing so would be in the best interests of PFI and its shareholders.
Accounts with foreign addresses cannot be established. If an existing shareholder with a U.S. address moves to a foreign location and updates the address on the shareholder's account, we are unable to process any purchases or exchanges on that account.

Payments are to be made via personal or financial institution check (for example, a bank or cashier's check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, starter checks, money orders, travelers' checks, credit card checks, and foreign checks.
Payment. Payment for shares of PFI purchased as a direct rollover IRA is made by the retirement plan trustees. Payment for other shares is generally made via personal check or cashier's check. We consider your purchase of fund shares by check to be your authorization to make an automated clearing house (“ACH”) debit entry to your account. Shares purchased by check may be sold only after the check has cleared your bank, which may take up to 7 calendar days.
Your Financial Professional can help you buy shares of PFI by mail, through bank wire, direct deposit or Automatic Investment Plan. Contact Principal Funds at 1-800-222-5852 to obtain bank wire instructions. No wires are accepted on days when the NYSE is closed or when the Federal Reserve is closed (because the bank that would receive your wire is closed).
Direct Deposit
Your Financial Professional can help you make a Direct Deposit from your paycheck (if your employer approves) or from a government allotment. Direct Deposit allows you to deposit automatically all or part of your paycheck (or government allotment) to your Principal Funds account(s). You will receive a Direct Deposit Authorization Form to give to your employer or the governmental agency (either of which may charge a fee for this service). Shares will be purchased on the day the ACH notification is received by the transfer agent’s bank. On days when the NYSE is closed, but the bank receiving the ACH notification is open, your purchase will be priced at the next calculated share price.
Automatic Investment Plan
Your Financial Professional can help you establish an Automatic Investment Plan. You may make regular monthly investments with automatic deductions from your bank or other financial institution account. You select the day of the month the deduction is to be made. If that date is a non-trading day, we will process the deduction on the next trading day. If the next trading day falls in the next month or year, we will process the deduction on the day prior to your selected day. The minimum initial investment is waived if you set up an Automatic Investment Plan when you open your account. Minimum monthly purchase is $100 per fund.

Note:
No salesperson, broker-dealer or other person is authorized to give information or make representations about a fund other than those contained in this Proxy Statement/Prospectus. Information or representations not contained in this Proxy Statement/Prospectus may not be relied upon as having been provided or made by PFI, a fund, PMC, any Sub-Advisor, or PFD.

Redemption of Fund Shares
You may redeem shares of the fund upon request. Shares are redeemed at the NAV per share next computed after the request is received by the fund in proper and complete form. There is no charge for the redemption. The Board of Directors of the funds has determined that it is not necessary to impose a fee upon the redemption of fund shares, because the fund has adopted transfer restrictions as described in “Exchange of Fund Shares.”
The fund generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment up to seven days, as permitted by federal securities law.
Distributions in Kind
Payment for shares of the funds tendered for redemption is ordinarily made by check. However, the funds may determine that it would be detrimental to the remaining shareholders of a fund to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, each of the funds may pay the redemption proceeds in whole or in part by a distribution “in kind” of securities from the fund’s portfolio in lieu of cash. If a fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. Each fund will value securities used to pay redemptions in kind using the same method the fund uses to value its portfolio securities as described in this prospectus.
Institutional Class Shares
Institutional Class Shares of the funds may be redeemed upon request. There is no charge for the redemption. Shares are redeemed at the NAV per share next computed after the request is received by a fund in proper and complete form.
The funds generally send payment for shares sold the business day after the sell order is received. Under unusual circumstances, the funds may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.
Retirement Class Shares
Subject to any restrictions imposed by a plan, Retirement Class shares may be sold back to the funds any day the NYSE is open. For more information about how to sell shares of the funds, including any charges that a plan may impose, please consult the plan.
The funds generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, the funds may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Distributions in Kind. Payment for shares of the funds tendered for redemption is ordinarily made by check. However, the funds may determine that it would be detrimental to the remaining shareholders of a fund to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, each of the funds may pay the redemption proceeds in whole or in part by a distribution “in kind” of securities from the fund’s portfolio in lieu of cash. If a fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. Each fund will value securities used to pay redemptions in kind using the same method the fund uses to value its portfolio securities as described in this prospectus.
Redemption fees. The Fund Board of Directors has determined that it is not necessary to impose a fee upon the redemption of fund shares, because the fund has adopted transfer restrictions as described in “Exchange of Fund Shares.”
Exchange of Fund Shares
An exchange between funds is a redemption of shares of one fund and a concurrent purchase of shares in another fund with the redemption proceeds. A shareholder, including a beneficial owner of shares held in nominee name or a participant in a participant-directed employee benefit plan, may exchange fund shares under certain circumstances. In addition to any restrictions an intermediary or an employee benefit plan imposes, fund shares may be exchanged, without charge, for shares of any other fund of the Principal Funds, provided that:

•	the shareholder has not exchanged shares of the fund within 30 days preceding the exchange, unless the shareholder is exchanging into the Money Market Fund,

•	the share class of such other fund is available through the plan, and

•	the share class of such other fund is available in the shareholder’s state of residence.
All exchanges completed on the same day are considered a single exchange for purposes of this exchange limitation. In addition, the fund will reject an order to purchase shares of any fund, except shares of the Money Market Fund, if the shareholder redeemed shares from that fund within the preceding 30-day period. The 30-day exchange or purchase restriction does not apply to exchanges or purchases made on a scheduled basis such as scheduled periodic portfolio rebalancing transactions or to transactions by fund managers of the SAM portfolio, LifeTime Funds, or other fund-of-funds in shares of the underlying funds.
If fund shares are purchased through an intermediary that is unable or unwilling to impose the 30-day exchange or repurchase restrictions described above, fund management may waive these restrictions based on:

•	Exchange and repurchase limitations that the intermediary is able to impose if, in management’s judgment, such limitations are reasonably likely to prevent excessive trading in fund shares; or

•	The implementation of other transaction monitoring management believes is reasonably likely to identify and prevent excessive trading in fund shares.
In order to prevent excessive exchanges, and under other circumstances where the Fund Board of Directors or Principal believes it is in the best interests of the fund, the fund reserves the right to revise or terminate this exchange privilege, limit the amount or further limit the number of exchanges, reject any exchange or close an account.
Frequent Purchases and Redemptions
The funds are not designed for, and do not knowingly accommodate, frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these funds.
Frequent purchases and redemptions pose a risk to the funds because they may:

•	Disrupt the management of the funds by:

•	forcing the funds to hold short-term (liquid) assets rather than investing for long-term growth, which results in lost investment opportunities for the funds; and

•	causing unplanned portfolio turnover;

•	Hurt the portfolio performance of the funds; and

•	Increase expenses of the funds due to:

•	increased broker-dealer commissions and

•	increased recordkeeping and related costs.
Certain funds may be at greater risk of harm due to frequent purchases and redemptions. For example, those funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage.
The funds have adopted procedures to “fair value” foreign securities under certain circumstances, which are intended, in part, to discourage excessive trading of shares of the funds. The Board of Directors of the funds have also adopted policies and procedures with respect to frequent purchases and redemptions of shares of the funds. The funds monitor shareholder trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. If we are not able to identify such excessive trading practices, the funds and their shareholders may be harmed. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner. If we are not able to identify such abusive trading practices, the abuses described above may harm the funds.

Institutional Class Shares
If we, or a fund, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:

•	Rejecting exchange instructions from the shareholder or other person authorized by the shareholder to direct exchanges;

•
Restricting submission of exchange requests by, for example, allowing exchange requests to be submitted by 1st class U.S. mail only and disallowing requests made by facsimile, overnight courier, telephone or via the internet;

•	Limiting the number of exchanges during a year;

•
Requiring a holding period of a minimum of 30 days before permitting exchanges among the funds where there is evidence of at least one round-trip exchange (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption); and

•	Taking such other action as directed by the fund.
The funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, we will reverse the exchange. We will give you notice in writing in this instance.
Retirement Class Shares
The funds have adopted an exchange frequency restriction, described above in “Exchange of Fund Shares” to limit excessive trading in fund shares.
Dividends and Distributions
Dividends are based on estimates of income, expenses, and shareholder activity for the funds. Actual income, expenses, and shareholder activity may differ from estimates; consequently, differences, if any, will be included in the calculation of subsequent dividends. The funds pay their net investment income to record date shareholders; this record date is the business day prior to the payment date. The payment schedule is as follows:

•	The Acquiring Fund declares dividends of its daily net investment income each day its shares are priced. The Acquired Fund pays out its accumulated declared dividends monthly.

•	The Acquired Fund pays its net investment income annually in December.
For more details on the payment schedule, go to www.principalfunds.com.
Net realized capital gains, if any, are distributed annually in December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that a fund holds its assets.
Dividend and capital gains distributions will be reinvested, without a sales charge, in shares of the fund from which the distribution is paid.
Generally, for federal income tax purposes, fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long fund shares have been held. Special tax rules apply to fund distributions to Individual Retirement Accounts and other retirement plans. A tax advisor should be consulted to determine the suitability of a fund as an investment by such a plan and the tax treatment of distributions by the fund. A tax advisor can also provide information on the potential impact of possible foreign, state, and local taxes. A fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund’s yield on those securities would be decreased.
To the extent that distributions the funds pay are derived from a source other than net income (such as a return of capital), a notice will be included in your quarterly statement pursuant to Section 19(a) of the Investment Company Act of 1940, as amended, and Rule 19a-1 disclosing the source of such distributions. Furthermore, such notices shall be posted monthly on our web site at www.principalfunds.com. You may request a copy of all such notices, free of charge, by telephoning 1-800-222-5852. The amounts and sources of distributions included in such notices are estimates only and you should not rely upon them for purposes of reporting income taxes. The fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.
Notes:

•	A fund’s payment of income dividends and capital gains has the effect of reducing the share price by the amount of the payment.

•	Distributions from a fund, whether received in cash or reinvested in additional shares, may be subject to federal (and state) income tax.

•	For these reasons, buying shares of a fund shortly before it makes a distribution may be disadvantageous to you.

Tax Considerations
Shareholders are responsible for federal income tax (and any other taxes, including state and local income taxes, if applicable) on dividends and capital gains distributions whether such dividends or distributions are paid in cash or reinvested in additional shares. Special tax rules apply to distributions from IRAs and other retirement accounts. You should consult a tax advisor to determine the suitability of the fund as an investment by such a plan and the tax treatment of fund distributions.
Generally, dividends paid by the funds from interest, dividends, or net short-term capital gains will be taxed as ordinary income. Distributions properly designated by a fund as deriving from net gains on securities held for more than one year are taxable as such (generally at a 15% tax rate), regardless of how long you have held your shares. For taxable years beginning before January 1, 2013, distributions of investment income properly designated by the fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gains.
Investments by a fund in foreign securities may be subject to foreign withholding taxes. In that case, the fund’s yield on those securities would be decreased. Shareholders of the funds that invest in foreign securities may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the fund’s investments in foreign securities or foreign currencies may increase or accelerate the fund’s recognition of ordinary income and may affect the timing or amount of the fund’s distributions.
Early in each calendar year, each fund will notify you of the amount and tax status of distributions paid to you for the preceding year.
A dividend or distribution made shortly after the purchase of shares of a fund by a shareholder, although in effect a return of capital to that shareholder, would be taxable to that shareholder as described above, subject to a holding period requirement for dividends designated as qualified dividend income.
Because of tax law requirements, you must provide the funds with an accurate and certified taxpayer identification number (for individuals, generally a Social Security number) to avoid “back-up” withholding, which is currently imposed at a rate of 28%.
Any gain resulting from the redemption or exchange of your shares will generally also be subject to tax. For shares acquired after January 1, 2012, you will need to select a cost basis method to be used to calculate your reported gains and losses prior to or at the time of any redemption or exchange. If you do not select a method, the funds’ default method of average cost will be applied to the transactions. The cost basis method used on your account could significantly affect your taxes due and should be carefully considered. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state, and local taxes.
Investments by a fund in certain debt instruments or derivatives may cause the fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Internal Revenue Code. The fund’s use of derivatives will also affect the amount, timing, and character of the fund’s distributions.
The information contained in this Proxy Statement/Prospectus is not a complete description of the federal, state, local, or foreign tax consequences of investing in the funds. You should consult your tax advisor before investing in the funds.
Portfolio Holdings Information
A description of PFI’s policies and procedures with respect to disclosure of the funds’ portfolio securities is available in the Statement of Additional Information.
VOTING INFORMATION
Voting procedures. If you complete and return the enclosed proxy card(s), the persons named as proxies will vote your shares as you indicate or for approval of each matter for which there is no indication. You may revoke your proxy at any time prior to the proxy’s exercise by: (i) sending written notice to the Secretary of Principal Funds, Inc. at Principal Financial Group, Des Moines, Iowa 50392, prior to the Meeting; (ii) subsequent execution and return of another proxy prior to the Meeting; or (iii) being present and voting in person at the Meeting after giving oral notice of the revocation to the Chairman of the Meeting.
Voting rights. Only shareholders of record at the close of business on December 8, 2014 (the “Record Date”), are entitled to vote. The shareholders of each class of shares of the Acquired Fund will vote together on the proposed Reorganization and on any other matter submitted to such shareholders. You are entitled to one vote on each matter submitted to the shareholders of the Acquired Fund for each share of the fund that you hold, and fractional votes for fractional shares held. The Proposal requires for approval the affirmative vote of a “Majority of the Outstanding Voting Securities,” which is a term defined in the 1940 Act to mean, the affirmative vote of the lesser of (1) 67% or more of the voting securities of the Acquired Fund present at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Acquired Fund are present in person or by proxy, or (2) more than 50% of the outstanding voting securities of the Acquired Fund.
The number of votes eligible to be cast at the Meeting as of the Record Date and other share ownership information are set forth below under the heading “Outstanding Shares and Share Ownership”.

Quorum requirements. A quorum must be present at the Meeting for the transaction of business. The presence in person or by proxy of one-third of the shares of the Acquired Fund outstanding at the close of business on the Record Date constitutes a quorum for a meeting of the fund. Abstentions and broker non-votes (proxies from brokers or nominees indicating that they have not received instructions from the beneficial owners on an item for which the broker or nominee does not have discretionary power) are counted toward a quorum but do not represent votes cast for any issue. Under the 1940 Act, the affirmative vote necessary to approve a proposal may be determined with reference to a percentage of votes present at the Meeting, which would have the effect of counting abstentions as if they were votes against a proposal.
In the event the necessary quorum to transact business or the vote required to approve a proposal is not obtained at the Meeting, the persons named as proxies or any shareholder present at the Meeting may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies. Any such adjournment as to the Proposal or any other matter will require the affirmative vote of the holders of a majority of the shares of the Acquired Fund cast at the Meeting. The persons named as proxies and any shareholder present at the Meeting will vote for or against any adjournment in their discretion.
Solicitation procedures. PFI intends to solicit proxies by mail. Officers or employees of PFI, PMC or their affiliates may make additional solicitations by telephone, internet, facsimile or personal contact. They will not be specially compensated for these services. Brokerage houses, banks and other fiduciaries may be requested to forward soliciting materials to their principals and to obtain authorization for the execution of proxies. For those services, they will be reimbursed by PMC for their out-of-pocket expenses.
Expenses of the Meeting. The expenses and out-of-pocket fees incurred in connection with the Reorganization, including printing, mailing, and legal fees will be paid for by the Acquired Fund.
OUTSTANDING SHARES AND SHARE OWNERSHIP
The following table shows as of December 8, 2014, the Record Date, the number of shares outstanding for each class of the Acquired and Acquiring Funds

Core Plus Bond Fund I		Bond & Mortgage Securities Fund
(Acquired Fund)		(Acquiring Fund)
Share Class	Shares Outstanding	Share Class	Shares Outstanding
A	N/A	A	9,206,748.359
B	N/A	B	108,886.448
C	N/A	C	592,695.881
Institutional	88,322,636.704	Institutional	386,401,111.879
J	N/A	J	14,976,982.417
R-1	237,076.515	R-1	413,736.379
R-2	415,415.590	R-2	949,999.692
R-3	997,763.154	R-3	2,420,859.738
R-4	543,697.332	R-4	2,538,431.369
R-5	2,207,717.624	R-5	4,289,152.512
As of the December 8, 2014 Record Date, the Directors and Officers of PFI together owned less than 1% of the outstanding shares of any class of shares of the Acquired or Acquiring Funds.
As of the December 8, 2014 Record Date, the following persons owned of record, or were known by PFI to own beneficially, 5% or more of the outstanding shares of any class of shares of the Acquiring Fund:

Acquiring Fund	Share Class	Name/Address of Shareholder	Percentage of Ownership
Bond & Mortgage Securities	R-1	DCGT AS TTEE AND/OR CUST	96.14%
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST, DES MOINES IA 50392-0001

Bond & Mortgage Securities	R-2	DCGT AS TTEE AND/OR CUST	99.93%
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST, DES MOINES IA 50392-0001

Bond & Mortgage Securities	R-3	DCGT AS TTEE AND/OR CUST	84.85%
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST, DES MOINES IA 50392-0001

Acquiring Fund	Share Class	Name/Address of Shareholder	Percentage of Ownership
Bond & Mortgage Securities	R-4	DCGT AS TTEE AND/OR CUST	96.53%
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST, DES MOINES IA 50392-0001

Bond & Mortgage Securities	R-5	DCGT AS TTEE AND/OR CUST	83.79%
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST, DES MOINES IA 50392-0001

Bond & Mortgage Securities	A	PERSHING LLC	5.52%
		1 PERSHING PLZ, JERSEY CITY NJ 07399-0001

Bond & Mortgage Securities	B	PERSHING LLC	11.85%
		1 PERSHING PLZ, JERSEY CITY NJ 07399-0001

Bond & Mortgage Securities	C	PERSHING LLC	15.73%
		1 PERSHING PLZ, JERSEY CITY NJ 07399-0001

Bond & Mortgage Securities	C	PRINCIPAL LIFE INSURANCE CO CUST	7.20%
		IRA IN TAIK LEE
		2920 E SHERIDAN AVENUE
		DES MOINES IA 50317-3747

Bond & Mortgage Securities	C	MLPF&S FOR THE SOLE	6.51%
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 3
		JACKSONVILLE FL 32246-6484

Bond & Mortgage Securities	Institutional	LIFETIME 2020 FUND	27.80%
		ATTN MUTUAL FUND ACCOUNTING - H221
		711 HIGH ST, DES MOINES IA 50392-0001

Bond & Mortgage Securities	Institutional	LIFETIME 2030 FUND	19.79%
		ATTN MUTUAL FUND ACCOUNTING - H221
		711 HIGH ST, DES MOINES IA 50392-0001

Bond & Mortgage Securities	Institutional	LIFETIME 2010 FUND	8.68%
		ATTN MUTUAL FUND ACCOUNTING - H221
		711 HIGH ST, DES MOINES IA 50392-0001

Bond & Mortgage Securities	Institutional	DCGT AS TTEE AND/OR CUST	6.95%
		FBO CHS CUSTOM TARGET DATE FUND OF
		FUND SEP ACCTS
		ATTN NPIO TRADE DESK
		711 HIGH ST, DES MOINES IA 50392-0001

Bond & Mortgage Securities	Institutional	LIFETIME 2040 FUND	6.94%
		ATTN MUTUAL FUND ACCOUNTING - H221
		711 HIGH ST, DES MOINES IA 50392-0001

Bond & Mortgage Securities	Institutional	LIFETIME 2025 FUND	5.38%
		ATTN MUTUAL FUND ACCOUNTING - H221
		711 HIGH ST, DES MOINES IA 50392-0001

Bond & Mortgage Securities	Institutional	LIFETIME STRATEGIC INCOME FUND	5.34%
		ATTN MUTUAL FUND ACCOUNTING - H221
		711 HIGH ST, DES MOINES IA 50392-0001

As of the December 8, 2014 Record Date, the following persons owned of record, or were known by PFI to own beneficially, 5% or more of the outstanding shares of any class of shares of the Acquired Fund:

Acquired Fund	Share Class	Name/Address of Shareholder	Percentage of Ownership
Core Plus Bond I	R-1	DCGT AS TTEE AND/OR CUST	100.00%
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST, DES MOINES IA 50392-0001

Core Plus Bond I	R-2	DCGT AS TTEE AND/OR CUST	99.67%
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST, DES MOINES IA 50392-0001

Core Plus Bond I	R-3	DCGT AS TTEE AND/OR CUST	97.87%
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST, DES MOINES IA 50392-0001

Core Plus Bond I	R-4	DCGT AS TTEE AND/OR CUST	95.84%
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST, DES MOINES IA 50392-0001

Core Plus Bond I	R-5	DCGT AS TTEE AND/OR CUST	97.65%
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST, DES MOINES IA 50392-0001

Core Plus Bond I	Institutional	PRINCIPAL LIFE INSURANCE CO CUST	90.98%
		FBO PRINCIPAL FINANCIAL GROUP
		OMNIBUS WRAPPED
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-9992

Core Plus Bond I	Institutional	PERSHING LLC	7.48%
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001
FINANCIAL HIGHLIGHTS
The financial highlights table for the Acquired Fund and the Acquiring Fund is intended to help investors understand the financial performance of each fund for the past five fiscal years and the six-month period ended April 30, 2014. Certain information reflects financial results for a single share of a fund. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular fund (assuming reinvestment of all dividends and distributions). Information for the fiscal years ended October 31, 2009, through October 31, 2013, has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund’s financial statements, is included in PFI’s Annual Report to Shareholders for the fiscal year ended October 31, 2013. Information for the six-month period ended April 30, 2014 is derived from the unaudited financial statements included in PFI's Semi-Annual Report to Shareholders for such period. Copies of this report are available on request as described above.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected date for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Tax Return of Capital Distribution	Total Dividends and Distributions
BOND & MORTGAGE SECURITIES FUND
Class A shares
2014 (c)	$10.80	$0.12	$0.13	$0.25	$(0.13)	$–	$(0.13)
2013	11.09	0.24	(0.3)	(0.06)	(0.23)	–	(0.23)
2012	10.63	0.29	0.49	0.78	(0.32)	–	(0.32)
2011	10.57	0.37	0.08	0.45	(0.38)	(0.01)	(0.39)
2010	9.69	0.41	0.81	1.22	(0.34)	–	(0.34)
2009	8.52	0.44	1.11	1.55	(0.38)	–	(0.38)
Class B shares
2014 (c)	10.83	0.08	0.12	0.20	(0.09)	–	(0.09)
2013	11.12	0.17	(0.3)	(0.13)	(0.16)	–	(0.16)
2012	10.65	0.22	0.50	0.72	(0.25)	–	(0.25)
2011	10.60	0.30	0.07	0.37	(0.31)	(0.01)	(0.32)
2010	9.70	0.35	0.82	1.17	(0.27)	–	(0.27)
2009	8.52	0.39	1.11	1.50	(0.32)	–	(0.32)
Class C shares
2014 (c)	10.80	0.07	0.13	0.20	(0.08)	–	(0.08)
2013	11.09	0.15	(0.3)	(0.15)	(0.14)	–	(0.14)
2012	10.63	0.20	0.50	0.70	(0.24)	–	(0.24)
2011	10.57	0.28	0.08	0.36	(0.29)	(0.01)	(0.3)
2010	9.69	0.33	0.81	1.14	(0.26)	–	(0.26)
2009	8.51	0.37	1.11	1.48	(0.3)	–	(0.3)
Class J shares
2014 (c)	10.86	0.12	0.12	0.24	(0.12)	–	(0.12)
2013	11.16	0.24	(0.31)	(0.07)	(0.23)	–	(0.23)
2012	10.69	0.28	0.51	0.79	(0.32)	–	(0.32)
2011	10.63	0.37	0.07	0.44	(0.37)	(0.01)	(0.38)
2010	9.74	0.40	0.81	1.21	(0.32)	–	(0.32)
2009	8.56	0.43	1.11	1.54	(0.36)	–	(0.36)
Institutional shares
2014 (c)	10.79	0.14	0.12	0.26	(0.14)	–	(0.14)
2013	11.09	0.28	(0.3)	(0.02)	(0.28)	–	(0.28)
2012	10.62	0.33	0.51	0.84	(0.37)	–	(0.37)
2011	10.57	0.41	0.07	0.48	(0.42)	(0.01)	(0.43)
2010	9.68	0.45	0.82	1.27	(0.38)	–	(0.38)
2009	8.51	0.48	1.10	1.58	(0.41)	–	(0.41)
R-1 shares
2014 (c)	10.79	0.09	0.13	0.22	(0.1)	–	(0.1)
2013	11.09	0.19	(0.31)	(0.12)	(0.18)	–	(0.18)
2012	10.62	0.24	0.50	0.74	(0.27)	–	(0.27)
2011	10.57	0.32	0.07	0.39	(0.33)	(0.01)	(0.34)
2010	9.68	0.37	0.81	1.18	(0.29)	–	(0.29)
2009	8.51	0.40	1.11	1.51	(0.34)	–	(0.34)
R-2 shares
2014 (c)	10.70	0.10	0.11	0.21	(0.1)	–	(0.1)
2013	10.99	0.20	(0.29)	(0.09)	(0.2)	–	(0.2)
2012	10.53	0.25	0.50	0.75	(0.29)	–	(0.29)
2011	10.48	0.33	0.07	0.40	(0.34)	(0.01)	(0.35)
2010	9.61	0.38	0.80	1.18	(0.31)	–	(0.31)
2009	8.45	0.41	1.10	1.51	(0.35)	–	(0.35)

Net Asset Value, End of Period	Total Return (b)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets (g)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$10.92	2.29%(d)	$104,002	0.88% (e),(f)	– %	2.22%(e)	204.0% (e)
10.80	(0.52)	106,666	0.94 (f)	–	2.16	205.6
11.09	7.49	127,605	0.94 (f)	–	2.65	218.6
10.63	4.33	130,506	0.94 (f)	–	3.50	265.5
10.57	12.83	134,686	0.94 (f)	–	4.12	357.4
9.69	18.80	126,500	0.94 (f)	–	5.10	365.1

10.94	1.83 (d)	1,250	1.60 (e),(f)	–	1.50 (e)	204.0 (e)
10.83	(1.18)	1,624	1.60 (f)	–	1.50	205.6
11.12	6.87	3,741	1.60 (f)	–	2.04	218.6
10.65	3.54	6,636	1.60 (f)	–	2.86	265.5
10.60	12.29	10,488	1.60 (f)	–	3.47	357.4
9.70	18.15	12,952	1.60 (f)	–	4.47	365.1

10.92	1.85 (d)	6,375	1.75 (e),(f)	–	1.35 (e)	204.0 (e)
10.80	(1.33)	6,967	1.75 (f)	–	1.35	205.6
11.09	6.63	8,861	1.75 (f)	–	1.82	218.6
10.63	3.49	7,106	1.75 (f)	–	2.68	265.5
10.57	11.93	5,976	1.75 (f)	–	3.30	357.4
9.69	17.99	3,944	1.75 (f)	–	4.22	365.1

10.98	2.24 (d)	168,131	0.94 (e)	1.02 (e)	2.15 (e)	204.0 (e)
10.86	(0.61)	173,945	0.94	1.14	2.17	205.6
11.16	7.49	201,223	0.99	1.20	2.60	218.6
10.69	4.27	203,129	0.98	1.12	3.46	265.5
10.63	12.71	209,290	1.08	1.15	3.98	357.4
9.74	18.65	191,259	1.12	1.17	4.93	365.1

10.91	2.47 (d)	2,210,280	0.52 (e),(f)	–	2.58 (e)	204.0 (e)
10.79	(0.2)	1,925,899	0.52 (f)	–	2.58	205.6
11.09	8.04	1,828,579	0.53 (f)	–	3.04	218.6
10.62	4.67	1,478,603	0.53 (f)	–	3.91	265.5
10.57	13.41	1,438,541	0.53 (f)	–	4.53	357.4
9.68	19.31	1,512,248	0.53 (f)	–	5.58	365.1

10.91	2.03 (d)	5,835	1.40 (e)	–	1.70 (e)	204.0 (e)
10.79	(1.07)	5,969	1.40	–	1.71	205.6
11.09	7.10	11,645	1.41	–	2.18	218.6
10.62	3.75	11,158	1.41	–	3.03	265.5
10.57	12.43	10,669	1.41	–	3.66	357.4
9.68	18.28	9,763	1.41	–	4.59	365.1

10.81	2.02 (d)	12,371	1.27 (e)	–	1.83 (e)	204.0 (e)
10.70	(0.85)	14,978	1.27	–	1.83	205.6
10.99	7.21	19,392	1.28	–	2.32	218.6
10.53	3.93	20,576	1.28	–	3.18	265.5
10.48	12.46	28,778	1.28	–	3.78	357.4
9.61	18.45	29,688	1.28	–	4.77	365.1

FINANCIAL HIGHLIGHTS (continued)
PRINCIPAL FUNDS, INC.
(unaudited)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Tax Return of Capital Distribution	Total Dividends and Distributions
R-3 shares
2014 (c)	10.74	0.11	0.11	0.22	(0.11)	–	(0.11)
2013	11.03	0.22	(0.29)	(0.07)	(0.22)	–	(0.22)
2012	10.57	0.27	0.50	0.77	(0.31)	–	(0.31)
2011	10.52	0.35	0.07	0.42	(0.36)	(0.01)	(0.37)
2010	9.64	0.40	0.80	1.20	(0.32)	–	(0.32)
2009	8.48	0.43	1.09	1.52	(0.36)	–	(0.36)
R-4 shares
2014 (c)	10.92	0.12	0.12	0.24	(0.12)	–	(0.12)
2013	11.22	0.24	(0.30)	(0.06)	(0.24)	–	(0.24)
2012	10.74	0.29	0.52	0.81	(0.33)	–	(0.33)
2011	10.68	0.38	0.07	0.45	(0.38)	(0.01)	(0.39)
2010	9.78	0.42	0.82	1.24	(0.34)	–	(0.34)
2009	8.60	0.45	1.11	1.56	(0.38)	–	(0.38)
R-5 shares
2014 (c)	10.75	0.12	0.12	0.24	(0.13)	–	(0.13)
2013	11.04	0.25	(0.29)	(0.04)	(0.25)	–	(0.25)
2012	10.58	0.30	0.50	0.80	(0.34)	–	(0.34)
2011	10.53	0.38	0.07	0.45	(0.39)	(0.01)	(0.4)
2010	9.65	0.43	0.80	1.23	(0.35)	–	(0.35)
2009	8.48	0.46	1.10	1.56	(0.39)	–	(0.39)

Net Asset Value, End of Period	Total Return (b)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets (g)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

10.85	2.10 (d)	31,026	1.09 (e)	–	2.01 (e)	204.0 (e)
10.74	(0.67)	32,743	1.09	–	2.01	205.6
11.03	7.37	38,896	1.10	–	2.5	218.6
10.57	4.1	41,063	1.10	–	3.34	265.5
10.52	12.73	41,586	1.10	–	3.97	357.4
9.64	18.59	45,851	1.10	–	4.97	365.1

11.04	2.25 (d)	27,815	0.90 (e)	–	2.20 (e)	204.0 (e)
10.92	(0.57)	30,315	0.90	–	2.2	205.6
11.22	7.64	37,187	0.91	–	2.67	218.6
10.74	4.32	32,495	0.91	–	3.53	265.5
10.68	12.95	36,175	0.91	–	4.14	357.4
9.78	18.78	25,843	0.91	–	5.13	365.1

10.86	2.26 (d)	45,553	0.78 (e)	–	2.32 (e)	204.0 (e)
10.75	(0.37)	44,281	0.78	–	2.32	205.6
11.04	7.7	70,930	0.79	–	2.79	218.6
10.58	4.41	63,753	0.79	–	3.66	265.5
10.53	13.06	59,861	0.79	–	4.26	357.4
9.65	19.08	58,888	0.79	–	5.27	365.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Excludes expense reimbursement from Manager and/or Distributor.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected date for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions
CORE PLUS BOND FUND I
Institutional shares
2014 (b)	$11.21	$0.09	$–	$0.09	$(0.27)	$–	$(0.27)
2013	11.75	0.21	(0.24)	(0.03)	(0.35)	(0.16)	(0.51)
2012	11.10	0.29	0.67	0.96	(0.31)	–	(0.31)
2011	11.65	0.31	(0.28)	0.03	(0.17)	(0.41)	(0.58)
2010	11.04	0.25	0.78	1.03	(0.31)	(0.11)	(0.42)
2009	9.95	0.36	1.01	1.37	(0.24)	(0.04)	(0.28)
R-1 shares
2014 (b)	11.05	0.05	–	0.05	(0.16)	–	(0.16)
2013	11.61	0.11	(0.25)	(0.14)	(0.26)	(0.16)	(0.42)
2012	11.00	0.19	0.67	0.86	(0.25)	–	(0.25)
2011	11.59	0.21	(0.27)	(0.06)	(0.12)	(0.41)	(0.53)
2010	11.00	0.15	0.77	0.92	(0.22)	(0.11)	(0.33)
2009	9.94	0.28	1.01	1.29	(0.19)	(0.04)	(0.23)
R-2 shares
2014 (b)	11.10	0.05	–	0.05	(0.18)	–	(0.18)
2013	11.63	0.12	(0.24)	(0.12)	(0.25)	(0.16)	(0.41)
2012	11.01	0.21	0.67	0.88	(0.26)	–	(0.26)
2011	11.60	0.23	(0.28)	(0.05)	(0.13)	(0.41)	(0.54)
2010	11.00	0.17	0.77	0.94	(0.23)	(0.11)	(0.34)
2009	9.94	0.29	1.02	1.31	(0.21)	(0.04)	(0.25)
R-3 shares
2014 (b)	11.14	0.06	(0.01)	0.05	(0.19)	–	(0.19)
2013	11.66	0.14	(0.24)	(0.1)	(0.26)	(0.16)	(0.42)
2012	11.03	0.23	0.67	0.90	(0.27)	–	(0.27)
2011	11.61	0.25	(0.28)	(0.03)	(0.14)	(0.41)	(0.55)
2010	11.01	0.19	0.77	0.96	(0.25)	(0.11)	(0.36)
2009	9.94	0.31	1.01	1.32	(0.21)	(0.04)	(0.25)
R-4 shares
2014 (b)	11.18	0.07	–	0.07	(0.22)	–	(0.22)
2013	11.73	0.17	(0.25)	(0.08)	(0.31)	(0.16)	(0.47)
2012	11.09	0.25	0.68	0.93	(0.29)	–	(0.29)
2011	11.66	0.27	(0.28)	(0.01)	(0.15)	(0.41)	(0.56)
2010	11.06	0.21	0.76	0.97	(0.26)	(0.11)	(0.37)
2009	9.94	0.32	1.05	1.37	(0.21)	(0.04)	(0.25)
R-5 shares
2014 (b)	11.17	0.08	(0.01)	0.07	(0.23)	–	(0.23)
2013	11.72	0.18	(0.24)	(0.06)	(0.33)	(0.16)	(0.49)
2012	11.08	0.26	0.67	0.93	(0.29)	–	(0.29)
2011	11.64	0.28	(0.27)	0.01	(0.16)	(0.41)	(0.57)
2010	11.04	0.22	0.77	0.99	(0.28)	(0.11)	(0.39)
2009	9.94	0.34	1.03	1.37	(0.23)	(0.04)	(0.27)

Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$11.03	0.83% (c)	$3,405,941	0.56% (d)	1.71% (d)	389.6%(d)
11.21	(0.28)	3,236,866	0.56	1.86	254.1
11.75	8.93	3,396,895	0.56	2.57	274.5
11.10	0.45	2,982,944	0.57	2.81	339.9
11.65	9.57	2,869,003	0.58 (e)	2.26	186.8
11.04	13.92	2,058,784	0.60 (e)	3.39	356.2

10.94	0.45 (c)	3,166	1.44 (d)	0.83 (d)	389.6 (d)
11.05	(1.26)	3,303	1.43	0.99	254.1
11.61	7.98	3,541	1.44	1.70	274.5
11.00	(0.37)	3,165	1.44	1.94	339.9
11.59	8.56	3,446	1.45 (e)	1.35	186.8
11.00	13.07	1,572	1.47 (e)	2.63	356.2

10.97	0.47 (c)	4,915	1.31 (d)	0.96 (d)	389.6 (d)
11.10	(1.05)	4,551	1.30	1.11	254.1
11.63	8.14	5,894	1.31	1.90	274.5
11.01	(0.29)	8,343	1.31	2.07	339.9
11.60	8.74	8,899	1.32 (e)	1.51	186.8
11.00	13.25	6,139	1.34 (e)	2.66	356.2

11.00	0.50 (c)	12,138	1.13 (d)	1.14 (d)	389.6 (d)
11.14	(0.86)	13,012	1.12	1.28	254.1
11.66	8.34	20,281	1.13	2.01	274.5
11.03	(0.11)	22,367	1.13	2.25	339.9
11.61	8.94	24,917	1.14 (e)	1.69	186.8
11.01	13.35	14,771	1.16 (e)	2.89	356.2

11.03	0.63 (c)	7,073	0.94 (d)	1.33 (d)	389.6 (d)
11.18	(0.74)	7,955	0.93	1.49	254.1
11.73	8.58	13,861	0.94	2.21	274.5
11.09	0.08	11,005	0.94	2.44	339.9
11.66	9.06	8,217	0.95 (e)	1.87	186.8
11.06	13.93	7,675	0.97 (e)	3.01	356.2

11.01	0.68 (c)	28,674	0.82 (d)	1.45 (d)	389.6 (d)
11.17	(0.57)	30,866	0.81	1.63	254.1
11.72	8.66	35,517	0.82	2.33	274.5
11.08	0.23	27,060	0.82	2.56	339.9
11.64	9.21	30,083	0.83 (e)	1.95	186.8
11.04	13.85	8,281	0.85 (e)	3.15	356.2

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended April 30, 2014.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Reflects Manager's contractual expense limit.

FINANCIAL STATEMENTS
The financial statements of the Acquiring Fund and the Acquired Fund included in PFI's Annual Report to Shareholders for the fiscal year ended October 31, 2013 are incorporated by reference into the Statement of Additional Information and have been so incorporated by reference in reliance on the report of Ernst & Young LLP, Independent Registered Public Accounting Firm. The unaudited financial statements of the Acquiring Fund and the Acquired Fund included in PFI's Semi-Annual Report to Shareholders for the six-month period ended April 30, 2014 have also been incorporated by reference into the Statement of Additional Information. Copies of the Annual and Semi-Annual Reports are available upon request as described above.
LEGAL MATTERS
Certain matters concerning the issuance of shares of the Acquiring Fund will be passed upon by Adam U. Shaikh, Esq., Assistant Counsel to PFI. Certain tax consequences of the Reorganization will be passed upon for the Acquiring Funds by Randy Lee Bergstrom, Esq., Assistant Tax Counsel to PFI, and for the Acquired Fund by Carolyn F. Kolks, Esq., Assistant Tax Counsel to PFI.
OTHER INFORMATION
PFI is not required to hold annual meetings of shareholders and, therefore, it cannot be determined when the next meeting of shareholders will be held. Shareholder proposals to be presented at any future meeting of shareholders of any PFI Fund must be received by PFI a reasonable time before its solicitation of proxies for that meeting in order for such proposals to be considered for inclusion in the proxy materials related to that meeting.
BY ORDER OF THE BOARD OF DIRECTORS
December 29, 2014
Des Moines, Iowa

APPENDIX A
Form Of
PLAN OF ACQUISITION
Core Plus Bond Fund I and
Bond & Mortgage Securities Fund
The Board of Directors of Principal Funds, Inc., a Maryland corporation (the “Fund”), deems it advisable that the Bond & Mortgage Securities Fund series of the Fund (“BMS”) acquire all of the assets of the Core Plus Bond Fund I series of the Fund (“CPBI”) in exchange for the assumption by BMS of all of the liabilities of CPBI and shares issued by BMS which are thereafter to be distributed by CPBI pro rata to its shareholders in complete liquidation and termination of CPBI and in exchange for all of CPBI’s outstanding shares.
CPBI will transfer to BMS, and BMS will acquire from CPBI, all of the assets of CPBI on the Closing Date and will assume from CPBI all of the liabilities of CPBI in exchange for the issuance of the number of shares of BMS determined as provided in the following paragraphs, which shares will be subsequently distributed pro rata to the shareholders of CPBI in complete liquidation and termination of CPBI and in exchange for all of CPBI’s outstanding shares. CPBI will not issue, sell or transfer any of its shares after the Closing Date, and only redemption requests received by CPBI in proper form prior to the Closing Date shall be fulfilled by CPBI. Redemption requests received by CPBI thereafter will be treated as requests for redemption of those shares of BMS allocable to the shareholder in question.
CPBI will declare, and BMS may declare, to its shareholders of record on or prior to the Closing Date a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of its income (computed without regard to any deduction for dividends paid) and all of its net realized capital gains, if any, as of the Closing Date.
On the Closing Date, BMS will issue to CPBI a number of full and fractional shares of BMS, taken at their then net asset value, having an aggregate net asset value equal to the aggregate value of the net assets of CPBI. The aggregate value of the net assets of CPBI and BMS shall be determined in accordance with the then current Prospectus of BMS as of close of regularly scheduled trading on the New York Stock Exchange on the Closing Date.
The closing of the transactions contemplated in this Plan (the “Closing”) shall be held at the offices of Principal Management Corporation, 650 8th Street, Des Moines, Iowa 50392 at 3:00 p.m. Central Time on ________, 2015, or on such earlier or later date as fund management may determine. The date on which the Closing is to be held as provided in this Plan shall be known as the “Closing Date.”
In the event that on the Closing Date (a) the New York Stock Exchange is closed for other than customary weekend and holiday closings or (b) trading on said Exchange is restricted or (c) an emergency exists as a result of which it is not reasonably practicable for BMS or CPBI to fairly determine the value of its assets, the Closing Date shall be postponed until the first business day after the day on which trading shall have been fully resumed.
As soon as practicable after the Closing, CPBI shall (a) distribute on a pro rata basis to the shareholders of record of CPBI at the close of business on the Closing Date the shares of BMS received by CPBI at the Closing in exchange for all of CPBI’s outstanding shares, and (b) be liquidated in accordance with applicable law and the Fund’s Articles of Incorporation.
For purposes of the distribution of shares of BMS to shareholders of CPBI, BMS shall credit its books an appropriate number its shares to the account of each shareholder of CPBI. No certificates will be issued for shares of BMS. After the Closing Date and until surrendered, each outstanding certificate, if any, which, prior to the Closing Date, represented shares of CPBI, shall be deemed for all purposes of the Fund’s Articles of Incorporation and Bylaws to evidence the appropriate number of shares of BMS to be credited on the books of BMS in respect of such shares of CPBI as provided above.
Prior to the Closing Date, CPBI shall deliver to BMS a list setting forth the assets to be assigned, delivered and transferred to BMS, including the securities then owned by CPBI and the respective federal income tax bases (on an identified cost basis) thereof, and the liabilities to be assumed by BMS pursuant to this Plan.
All of CPBI’s portfolio securities shall be delivered by CPBI’s custodian on the Closing Date to BMS or its custodian, either endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the practice of brokers or, if such securities are held in a securities depository within the meaning of Rule 17f-4 under the Investment Company Act of 1940, transferred to an account in the name of BMS or its custodian with said depository. All cash to be delivered pursuant to this Plan shall be transferred from CPBI’s account at its custodian to BMS’s account at its custodian. If on the Closing Date CPBI is unable to make good delivery to BMS’s custodian of any of CPBI’s portfolio securities because such securities have not

A-1

yet been delivered to CPBI’s custodian by its brokers or by the transfer agent for such securities, then the delivery requirement with respect to such securities shall be waived, and CPBI shall deliver to BMS’s custodian on or by said Closing Date with respect to said undelivered securities executed copies of an agreement of assignment in a form satisfactory to BMS, and a due bill or due bills in form and substance satisfactory to the custodian, together with such other documents including brokers’ confirmations, as may be reasonably required by BMS.
This Plan may be abandoned and terminated, whether before or after action thereon by the shareholders of CPBI and notwithstanding favorable action by such shareholders, if the Board of Directors believe that the consummation of the transactions contemplated hereunder would not be in the best interests of the shareholders of either Fund. This Plan may be amended by the Board of Directors at any time, except that after approval by the shareholders of CPBI no amendment may be made with respect to the Plan which in the opinion of the Board of Directors materially adversely affects the interests of the shareholders of CPBI.
Except as expressly provided otherwise in this Plan, CPBI will pay or cause to be paid all out-of-pocket fees and expenses incurred in connection with the transactions contemplated under this Plan, including, but not limited to, accountants’ fees, legal fees, registration fees, and printing expenses.
IN WITNESS WHEREOF, each of the parties hereto has caused this Plan to be executed by its ________ and __________ as of the _______th day of __________, 2015.

PRINCIPAL FUNDS, INC. on behalf of the following Acquired Fund: Core Plus Bond Fund I

By: _____________________________________________
Nora M. Everett, President

PRINCIPAL FUNDS, INC. on behalf of the following Acquiring Fund: Bond & Mortgage Securities Fund

By: _____________________________________________
Michael J. Beer, Executive Vice President

A-2

PO BOX 55909
BOSTON, MA 02205-5909
Your Proxy Vote is Important!
Vote by Internet
Please go to the electronic voting site at www.2voteproxy.com/Principal. Follow the on-line instructions. If you vote by internet, you do not have to return your proxy card.
Vote by Telephone
Please call us toll free at 1-800-830-3542, and follow the instructions provided. If you vote by telephone, you do not have to return your proxy card.
Vote by Mail
Complete, sign and date your proxy card and return it promptly in the envelope provided.
Please ensure the address below shows through the window of the enclosed postage paid return envelope.

PROXY TABULATOR
PO BOX 55909
BOSTON, MA 02205-9100

PRINCIPAL FUNDS, INC. - CORE PLUS BOND FUND I
Des Moines, Iowa 50392

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS
FEBRUARY 13, 2015

This proxy is solicited on behalf of the Board of Directors of the Fund. The undersigned shareholder appoints Michael J. Beer, David J. Brown, Ernest H. Gillum, Jennifer A. Mills, Adam U. Shaikh and Beth C. Wilson, and each of them separately, Proxies, with power of substitution, and authorizes them to represent and to vote as designated on this ballot, at the meeting of shareholders of the Fund to be held on February 13, 2015 at 10:00 a.m., Central Time, and at any adjournments thereof, all the shares of the Fund that the undersigned shareholder would be entitled to vote if personally present.

Check the appropriate box on the reverse side of this ballot, date and sign exactly as your name appears. Your signature acknowledges receipt of Notice of the Special Meeting of Shareholders and Proxy Statement/Prospectus dated . Shares will be voted as you instruct. If no direction is made, the proxy will be voted FOR the proposal listed on the revers e side. In their discretion the Proxies will also be authorized to vote upon such other matters that may properly come before the meeting.

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS BALLOT. PLEASE MARK, SIGN, DATE AND MAIL YOUR PROXY BALLOT IN THE ENCLOSED POSTAGE-PAID ENVELOPE. If shares are held jointly, either party may sign. If executed by a corporation, an authorized officer must sign. Executors, administrators and trustees should so indicate when signing.

______________________________    ______________________________    ______________________________
Signature     Signature (if held jointly)     Date

Important Notice Regarding the Availability of Proxy Materials for the
PRINCIPAL FUNDS, INC. - CORE PLUS BOND FUND I
Special Shareholder Meeting to Be Held on February 13, 2015

The Proxy Statement for this meeting is available at:
www.2voteproxy.com/Principal

PLEASE VOTE YOUR PROXY TODAY!

TO VOTE YOUR PROXY BY MAIL, PLEASE COMPLETE AND RETURN THIS CARD IN THE ENCLOSED POSTAGE-PAID ENVELOPE. YOU ALSO MAY VOTE A PROXY BY TOUCH-TONE PHONE OR VIA THE INTERNET.

The Board of Directors recommends that shareholders vote FOR the following proposal.

TO VOTE, MARK BOX BELOW IN BLUE OR BLACK INK AS FOLLOWS: ☒

FOR    AGAINST    ABSTAIN

1.	Approval of a Plan of Acquisition providing for the reorganization of the Core Plus ☐ ☐ ☐
Bond Fund I (the “Acquired Fund”) into the Bond & Mortgage Securities Fund

YOUR VOTE IS IMPORTANT! PLEASE SIGN, DATE, AND RETURN YOUR PROXY CARD TODAY.

PART B

INFORMATION REQUIRED IN
A STATEMENT OF ADDITIONAL INFORMATION

PRINCIPAL FUNDS, INC.
655 9th Street
Des Moines, Iowa 50392

STATEMENT OF ADDITIONAL INFORMATION

Dated: December 29, 2014

This Statement of Additional Information is available to the shareholders of the Core Plus Bond Fund I (the "Acquired Fund"), in connection with the proposed reorganization of the Acquired Fund into the Bond & Mortgage Securities Fund (the "Acquiring Fund") (the "Reorganization"). Each of the Acquired and Acquiring Funds is a separate series of Principal Funds, Inc. ("PFI").
This Statement of Additional Information is not a prospectus and should be read in conjunction with the Proxy Statement/Prospectus dated December 29, 2014, relating to the Special Meeting of Shareholders of the Acquired Fund to be held on February 13, 2015. The Proxy Statement/Prospectus, which describes the proposed Reorganization, may be obtained without charge by writing to Principal Management Corporation, 655 9th Street, Des Moines, Iowa 50392, or by calling toll free at 1-800-222-5852.
TABLE OF CONTENTS

(1)
Statement of Additional Information dated March 1, 2014 as amended and restated June 3, 2014, September 3, 2014, and November 25, 2014 included in Post-Effective Amendment No. 151 to the registration statement on Form N-1A (File No. 033-59474) filed on November 24, 2014, and supplement thereto dated and filed on December 12, 2014.

(2)	Audited Financial Statements of the Acquired Fund and the Acquiring Fund included in PFI's Annual Report to Shareholders for the fiscal year ended October 31, 2013

(3)	The unaudited financial statements of the Acquired Fund and the Acquiring Fund included in PFI's Semi-Annual Report to Shareholders for the six-month period ended April 30, 2014
(4)    Pro Forma Financial Statements
INFORMATION INCORPORATED BY REFERENCE
This Statement of Additional Information incorporates by reference the following documents (or designated portions thereof) that have been filed with the Securities and Exchange Commission (File Nos. 033-59474; and 811-07572).

(1)
The Statement of Additional Information of Principal Funds, Inc. (“PFI”) dated March 1, 2014 as amended and restated June 3, 2014, September 3, 2014, and November 25, 2014 (including Supplement dated December 12, 2014 and also filed via EDGAR that date).

(2)
The financial statements of the Acquired Fund and the Acquiring Fund included in PFI's Annual Report to Shareholders for the fiscal year ended October 31, 2013, which have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, as filed on Form N-CSR on December 30, 2013.

(3)
The unaudited financial statements of the Acquired Funds and Acquiring Fund included in PFI’s Semi-Annual Report to Shareholders for the six-month period April 30, 2014, as filed on Form N-CSRS on June 27, 2014.

The Annual and Semi-Annual Reports to Shareholders of PFI are available upon request and without charge by calling toll-free at 1-800-222-5852.

PRO FORMA FINANCIAL STATEMENTS
On November 10, 2014 the Board of Directors of PFI approved a Plan of Acquisition whereby, the Core Plus Bond Fund I (the "Acquiring Fund") will acquire all the assets of the Bond & Mortgage Securities Fund (the "Acquired Fund"), subject to the liabilities of the Acquired Fund, in exchange for a number of shares equal in value to the pro rata net assets of shares of the Acquired Fund (the "Reorganization").
Shown below are unaudited pro forma financial statements for the combined Acquiring Fund, assuming the Reorganization had been consummated as of April 30, 2014. The first table presents pro forma Statements of Assets and Liabilities for the combined Acquiring Fund. The second table presents pro forma Statements of Operations for the combined Acquiring Fund. The third table presents a pro forma Schedule of Investments for the combined Acquiring Fund.
Please see the accompanying notes for additional information about the pro forma financial statements. The pro forma schedules of investments and statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of the Acquired Fund and the Acquiring Fund incorporated by reference in the Statement of Additional Information.

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2014 (unaudited)
Amounts in thousands
						Pro Forma
	Core Plus Bond		Bond & Mortgage	Pro Forma		Bond & Mortgage
	Fund I		Securities Fund	Adjustments		Securities Fund
Investment in securities--at cost	$3,644,738		$2,874,160	$—		$6,518,898
Foreign currency--at cost	$1,581		$90	$—		$1,671
Assets
Investment in securities--at value	$3,715,488		$2,911,968	$—		$6,627,456
Foreign currency--at value	1,585		91			1,676
Cash	3,141		—	—		3,141
Receivables:						—
Dividends and interest	19,624		16,339	—		35,963
Expense reimbursement from Manager	—		15	—		15
Expense reimbursement from Distributor	—		1	—		1
Foreign currency contracts	1,742		2			1,744
Fund shares sold	625		6,008	—		6,633
Investment securities sold	190,270		26,795	—		217,065
Swap premiums paid	180					180
Unrealized gain on OTC swap agreements	2,891					2,891
Variation margin on financial derivative instruments	4,066					4,066
Other assets	2		7			9
Total Assets	$3,939,614		$2,961,226	$—		$6,900,840

Liabilities
Accrued management and investment advisory fees	$1,554		$1,063	$—		$2,617
Accrued administrative service fees	3		6	—		9
Accrued distribution fees	5		76	—		81
Accrued service fees	12		25	—		37
Accrued transfer agent fees	32		160	—		192
Accrued directors' expenses	5		3			8
Accrued other expenses	55		69	—		124
Cash overdraft	—		1,178			1,178
Payables:						—
Dividends payable	—		5,238			5,238
Foreign currency contracts	5,354		36			5,390
Fund shares redeemed	10,498		909	—		11,407
Investment securities purchased	454,226		335,099	—		789,325
Options and swaptions contracts written	2,054		—			2,054
Reorganization costs	—		—	25	(c)	25
Swap premiums received	1,876		4,500			6,376
Unrealized loss on OTC swap agreements	517		113			630
Variation margin on financial derivative instruments	1,516		113	—		$1,629
Total Liabilities	$477,707		$348,588	$25		$826,320
Net Assets Applicable to Outstanding Shares	$3,461,907	(a)	$2,612,638	$(25)		$6,074,520

Net Assets Consist of:
Capital Shares and additional paid-in-capital	3,370,542		2,724,088	(3,314,000)	(d)	2,780,630
Accumulated undistributed (overdistributed) net investment income (loss)	$18,363		$3,994.00	$(25)	(c)	$22,332.00
Accumulated undistributed (overdistributed) net realized gain (loss)	(20,202)		(153,170)	—		(173,372)
Net unrealized appreciation (depreciation) of investments	96,482		37,759	—		134,241
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currency	(3,278)		(33)			(3,311)
Total Net Assets	$3,461,907		$2,612,638	$(3,314,025)		$2,760,520

Statements of Assets and Liabilities
Principal Funds, Inc.
April 30, 2014 (unaudited)
Amounts in thousands
						Pro Forma
	Core Plus Bond	Bond & Mortgage		Pro Forma		Bond & Mortgage
	Fund I	Securities Fund		Adjustments		Securities Fund

Capital Stock (par value: $.01 a share):
Shares authorized	800,000	1,060,000				1,060,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	$104,002				$104,002
Shares issued and outstanding		9,528				9,528
Net asset value per share		10.92				10.92
Maximum Offering Price		$11.35				$11.35

Class B: Net Assets	N/A	$1,250				$1,250
Shares issued and outstanding		114				114
Net asset value per share		$10.94	(a)			$10.94

Class C: Net Assets	N/A	$6,375				$6,375
Shares issued and outstanding		584				584
Net asset value per share		$10.92	(a)			$10.92

Class J: Net Assets		$168,131				$168,131
Shares issued and outstanding		15,311				15,311
Net asset value per share		$10.98	(a)			$10.98

Institutional: Net Assets	$3,405,941	$2,210,280		$(3,314,025)	(c)	$2,302,196
Shares issued and outstanding	308,901	202,599		(300,478)	(b)	211,022
Net asset value per share	$11.03	$10.91				$10.91

R-1: Net Assets	$3,166	$5,835				$9,001
Shares issued and outstanding	289	535		1	(b)	825
Net asset value per share	$10.94	$10.91				$10.91

R-2: Net Assets	$4,915	$12,371				$17,286
Shares issued and outstanding	448	1,144		7	(b)	1,599
Net asset value per share	$10.97	$10.81				$10.81

R-3: Net Assets	$12,138	$31,026				$43,164
Shares issued and outstanding	1,103	2,859		16	(b)	3,978
Net asset value per share	$11.00	$10.85				$10.85

R-4: Net Assets	$7,073	$27,815				$34,888
Shares issued and outstanding	641	2,519		—		3,160
Net asset value per share	$11.03	$11.04				$11.04

R-5: Net Assets	$28,674	$45,553				$74,227
Shares issued and outstanding	2,605	4,194		35	(b)	6,834
Net asset value per share	$11.01	$10.86				$10.86

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) Reflects new shares issued, net of retired shares and planned redemptions of Core Plus Bond Fund I.
(c) Reduction in net assets to reflect the estimated expenses of the Reorganization.
(d) Estimated reduction in net assets from significant planned redemptions.

See accompanying notes.

STATEMENTS OF OPERATIONS
Principal Funds, Inc.
Twelve Months Ended April 30, 2014 (unaudited)
Amounts in thousands	Core Plus Bond Fund I	Bond & Mortgage Securities Fund	Pro Forma Adjustments		Pro Forma Bond & Mortgage Securities Fund
Net Investment Income (Loss)
Income:
Dividends	$735	$486			$1,221
Interest	75,700	72,826			148,526
Total Income	$76,435	$73,312	$—		$149,747
Expenses:
Management and investment advisory fees	$18,333	$12,200	$(3,085)	(b)	$27,448
Distribution Fees - Class A	—	272			272
Distribution Fees - Class B	—	17			17
Distribution Fees - Class C	—	72			72
Distribution Fees - Class J	—	674			674
Distribution Fees - R-1	11	22			33
Distribution Fees - R-2	14	43			57
Distribution Fees - R-3	35	81			116
Distribution Fees - R-4	8	31			39
Administrative service fees - R-1	9	18			27
Administrative service fees - R-2	9	29			38
Administrative service fees - R-3	10	23			33
Administrative service fees - R-4	2	9			11
Administrative service fees - R-5	4	5			9
Registration fees - Class A	—	17			17
Registration fees - Class B	—	17			17
Registration fees - Class C	—	18			18
Registration fees - Class J	—	21			21
Registration fees - Institutional	49	56	(49)	(a)	56
Service Fees - R-1	8	16			24
Service Fees - R-2	12	36			48
Service Fees - R-3	35	82			117
Service Fees - R-4	20	76			96
Service Fees - R-5	82	115			197
Shareholder reports - Class A	—	42			42
Shareholder reports - Class B	—	2			2
Shareholder reports - Class C	—	2			2
Shareholder reports - Class J	—	47			47
Shareholder reports - Institutional	13	2	(1)	(a)	14
Transfer agent fees - Class A	—	232			232
Transfer agent fees - Class B	—	14			14
Transfer agent fees - Class C	—	22			22
Transfer agent fees - Class J	—	213			213
Transfer agent fees - Institutional	106	2	(11)	(a)	97
Custodian fees	80	21	(80)	(a)	21
Directors' expenses	52	42			94
Professional fees	47	27	(47)	(a)	27
Other expenses	50	16			66
Total Gross Expenses	$18,989	$14,634	$(3,273)		$30,350

Less: Reimbursement from Manager - Class A	N/A	138			138
Less: Reimbursement from Manager - Class B	N/A	31			31
Less: Reimbursement from Manager - Class C	N/A	26			26
Less: Reimbursement from Manager - Institutional	—	55			55
Less: Reimbursement from Distributor - Class J	N/A	243			243
Total Net Expenses	$18,989	$14,141	$(3,273)		$29,857
Net Investment Income (Loss)	$57,446	$59,171	$3,273		$119,890

Net Realized and Unrealized Gain (Loss) on Investments and Futures
Net realized gain (loss) from:
Investment transactions	(15,474)	(15,025)			(30,499)
Foreign currency transactions	(9,906)	(56)			(9,962)
Futures contracts	(1,494)	(66)			(1,560)
Options and swaptions	222	—			222
Short sales	(782)	—			(782)
Swap agreements	(9,643)	(5,651)			(15,294)
Change in unrealized appreciation/depreciation of:
Investments	(108,394)	(29,596)			(137,990)
Futures contracts	(5,507)	53			(5,454)
Options and swaptions	689	—			689
Swap agreements	28,429	118			28,547
Translation of assets and liabilities in foreign currencies	3,983	(1)			3,982
Net Realized and Unrealized Gain (Loss) on Investments and Futures	(117,877)	(50,224)	—		(168,101)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(60,431)	$8,947	$3,273		$(48,211)

(a) To adjust expenses to reflect the Combined Fund's estimated fees and expenses, based on elimination of duplicate services.
(b) Management and investment advisory fees decreased to reflect annual percentage rate of Acquiring Fund.

See accompanying notes.

Schedule of Investments
April 30, 2014
INVESTMENT COMPANIES - 2.54%	Core Plus Bond Fund I Shares Held	Core Plus Bond Fund I Value (000's)	Bond & Mortgage Securities Fund Shares Held	Bond & Mortgage Securities Fund Value (000's)	Combined Portfolio Shares Held	Combined Portfolio Value (000's)
Publicly Traded Investment Fund - 2.54%
Cash Account Trust - Government & Agency Portfolio - DWS Government Cash	—	$—	154,188,529	$154,189	154,188,529	$154,189

TOTAL INVESTMENT COMPANIES		$—		$154,189		$154,189
COMMON STOCKS - 0.00%	Core Plus Bond Fund I Shares Held	Core Plus Bond Fund I Value (000's)	Bond & Mortgage Securities Fund Shares Held	Bond & Mortgage Securities Fund Value (000's)	Combined Portfolio Shares Held	Combined Portfolio Value (000's)
Semiconductors - 0.00%
Tower Semiconductor Ltd - Warrants (a),(b),(c)	—	—	345,803	—	345,803	—

TOTAL COMMON STOCKS		$—		$—		$—
PREFERRED STOCKS - 0.37%	Core Plus Bond Fund I Shares Held	Core Plus Bond Fund I Value (000's)	Bond & Mortgage Securities Fund Shares Held	Bond & Mortgage Securities Fund Value (000's)	Combined Portfolio Shares Held	Combined Portfolio Value (000's)
Banks - 0.17%
City National Corp/CA	—	—	90,000	2,489	90,000	2,489
Goldman Sachs Group Inc/The	—	—	75,000	1,772	75,000	1,772
State Street Corp 5.90%; Series D	—	—	225,000	5,841	225,000	5,841
		$—		$10,102		$10,102
Diversified Financial Services - 0.02%
Ally Financial Inc (d)	—	—	1,250	1,238	1,250	1,238

Electric - 0.03%
SCE Trust III (a)	—	—	75,000	1,936	75,000	1,936

REITS - 0.10%
Sovereign Real Estate Investment Trust (b),(d),*	5,000	6,264	—	—	5,000	6,264

Telecommunications - 0.05%
Verizon Communications Inc	—	—	115,000	2,883	115,000	2,883

TOTAL PREFERRED STOCKS		$6,264		$16,159		$22,423

CONVERTIBLE PREFERRED STOCKS - 0.11%	Core Plus Bond Fund I Shares Held	Core Plus Bond Fund I Value (000's)	Bond & Mortgage Securities Fund Shares Held	Bond & Mortgage Securities Fund Value (000's)	Combined Portfolio Shares Held	Combined Portfolio Value (000's)
Banks - 0.11%
Wells Fargo & Co *	5,800	6,931	—	—	5,800	6,931

TOTAL CONVERTIBLE PREFERRED STOCKS		$6,931		$—		$6,931
BONDS - 50.96%	Core Plus Bond Fund I Principal Amount (000's)	Core Plus Bond Fund I Value (000's)	Bond & Mortgage Securities Fund Principal Amount (000's)	Bond & Mortgage Securities Fund Value (000's)	Combined Portfolio Principal Amount (000's)	Combined Portfolio Value (000's)
Advertising - 0.01%
Interpublic Group of Cos Inc/The
6.25%, 11/15/2014	$—	$—	$585	$603	$585	$603

Aerospace & Defense - 0.05%
Air 2 US
8.03%, 10/01/2020(c),(d)	—	—	337	357	337	357
8.63%, 10/01/2020(c),(d)	—	—	344	363	344	363
Rockwell Collins Inc
0.58%, 12/15/2016(e)	—	—	2,350	2,354	2,350	2,354
		$—		$3,074		$3,074
Agriculture - 0.17%
Altria Group Inc
2.85%, 08/09/2022	—	—	1,205	1,147	1,205	1,147
4.00%, 01/31/2024	—	—	825	840	825	840
5.38%, 01/31/2044	—	—	2,981	3,196	2,981	3,196
Japan Tobacco Inc
2.10%, 07/23/2018(d)	—	—	180	181	180	181
Philip Morris International Inc
4.88%, 11/15/2043	—	—	3,755	3,996	3,755	3,996
6.38%, 05/16/2038	—	—	30	38	30	38

BONDS (continued)	Core Plus Bond Fund I Principal Amount (000's)	Core Plus Bond Fund I Value (000's)	Bond & Mortgage Securities Fund Principal Amount (000's)	Bond & Mortgage Securities Fund Value (000's)	Combined Portfolio Principal Amount (000's)	Combined Portfolio Value (000's)
Agriculture (continued)
Pinnacle Operating Corp
9.00%, 11/15/2020(d)	$—	$—	$940	$1,010	$940	$1,010
		$—		$10,408		$10,408
Airlines - 0.14%
American Airlines 2013-2 Class A Pass Through Trust
4.95%, 07/15/2024(d)	—	—	2,246	2,409	2,246	2,409
UAL 2009-1 Pass Through Trust
10.40%, 05/01/2018*	416	474	—	—	416	474
United Airlines 2014-1 Class A Pass Through Trust
4.00%, 04/11/2026(c)	—	—	3,710	3,747	3,710	3,747
US Airways 2001-1G Pass Through Trust
7.08%, 09/20/2022(c)	—	—	298	332	298	332
US Airways 2013-1 Class A Pass Through Trust
3.95%, 11/15/2025(c)	—	—	1,445	1,449	1,445	1,449
		$474		$7,937		$8,411
Apparel - 0.00%
Quiksilver Inc / QS Wholesale Inc
7.88%, 08/01/2018(d)	—	—	45	49	45	49
10.00%, 08/01/2020	—	—	290	329	290	329
		$—		$378		$378
Automobile Asset Backed Securities - 1.72%
Ally Auto Receivables Trust 2011-5
0.99%, 11/16/2015(e)	—	—	1,229	1,230	1,229	1,230
Ally Auto Receivables Trust 2013-SN1
0.72%, 05/20/2016(e)	—	—	2,500	2,503	2,500	2,503
Ally Auto Receivables Trust 2014-SN1
0.35%, 10/20/2016(e)	—	—	3,500	3,500	3,500	3,500
0.52%, 10/20/2016(e)	—	—	3,400	3,401	3,400	3,401
AmeriCredit Automobile Receivables Trust 2012-5
0.51%, 01/08/2016	—	—	1,178	1,178	1,178	1,178
AmeriCredit Automobile Receivables Trust 2013-1
0.49%, 06/08/2016	—	—	1,143	1,144	1,143	1,144
AmeriCredit Automobile Receivables Trust 2013-5
0.53%, 03/08/2017(e)	—	—	4,150	4,155	4,150	4,155
AmeriCredit Automobile Receivables Trust 2014-1
0.57%, 07/10/2017(e)	—	—	2,850	2,852	2,850	2,852
ARI Fleet Lease Trust 2012-B
0.45%, 01/15/2021(d),(e)	—	—	3,180	3,177	3,180	3,177
Capital Auto Receivables Asset Trust / Ally
0.62%, 07/20/2016	—	—	2,000	2,001	2,000	2,001
0.79%, 06/20/2017	—	—	4,500	4,510	4,500	4,510
1.26%, 05/21/2018(e)	—	—	9,500	9,500	9,500	9,500
Carmax Auto Owner Trust 2013-2
0.42%, 06/15/2016(e)	—	—	4,741	4,742	4,741	4,742
Chesapeake Funding LLC
0.57%, 03/07/2026(d),(e)	—	—	16,000	16,001	16,000	16,001
Ford Credit Auto Lease Trust 2012-B
0.57%, 09/15/2015(e)	—	—	872	872	872	872
Hertz Fleet Lease Funding LP
0.57%, 04/10/2028(d),(e)	—	—	3,200	3,200	3,200	3,200
0.70%, 12/10/2027(d),(e)	—	—	5,500	5,511	5,500	5,511
Nissan Auto Receivables 2013-A Owner Trust
0.37%, 09/15/2015	—	—	1,390	1,390	1,390	1,390
Santander Drive Auto Receivables Trust
0.47%, 08/15/2017(e)	—	—	13,575	13,576	13,575	13,576
0.80%, 04/16/2018(e)	—	—	8,175	8,178	8,175	8,178
Santander Drive Auto Receivables Trust 2010-1
1.48%, 05/15/2017(d)	—	—	304	304	304	304
Santander Drive Auto Receivables Trust 2013-1
0.48%, 02/16/2016	—	—	535	535	535	535
Santander Drive Auto Receivables Trust 2013-2
0.47%, 03/15/2016(e)	—	—	138	138	138	138
World Omni Auto Receivables Trust
0.94%, 04/15/2019(e)	—	—	10,725	10,735	10,725	10,735
		$—		$104,333		$104,333
Automobile Floor Plan Asset Backed Securities - 0.88%
Ally Master Owner Trust
0.78%, 05/15/2016(e)	—	—	9,900	9,902	9,900	9,902
0.95%, 09/15/2016(e)	—	—	5,710	5,719	5,710	5,719
BMW Floorplan Master Owner Trust
0.55%, 09/15/2017(d),(e)	—	—	20,262	20,328	20,262	20,328
GE Dealer Floorplan Master Note Trust
0.59%, 10/20/2017(e)	—	—	3,500	3,508	3,500	3,508
0.75%, 07/20/2016(e)	—	—	10,000	10,009	10,000	10,009

BONDS (continued)	Core Plus Bond Fund I Principal Amount (000's)	Core Plus Bond Fund I Value (000's)	Bond & Mortgage Securities Fund Principal Amount (000's)	Bond & Mortgage Securities Fund Value (000's)	Combined Portfolio Principal Amount (000's)	Combined Portfolio Value (000's)
Automobile Floor Plan Asset Backed Securities (continued)
Nissan Master Owner Trust Receivables
0.62%, 05/15/2017(e)	—	$—	$3,890	$3,900	$3,890	$3,900
		$—		$53,366		$53,366
Automobile Manufacturers - 0.72%
Chrysler Group LLC / CG Co-Issuer Inc
8.00%, 06/15/2019	—	—	495	542	495	542
8.00%, 06/15/2019(d)	—	—	450	493	450	493
Daimler Finance North America LLC
1.25%, 01/11/2016(d)	—	—	2,120	2,137	2,120	2,137
1.30%, 07/31/2015(d)	—	—	3,205	3,235	3,205	3,235
1.45%, 08/01/2016(d),*	6,405	6,465	2,005	2,024	8,410	8,489
2.38%, 08/01/2018(d)	—	—	5,475	5,558	5,475	5,558
Ford Motor Co
6.63%, 10/01/2028	—	—	650	783	650	783
7.40%, 11/01/2046	—	—	1,130	1,502	1,130	1,502
General Motors Co
3.50%, 10/02/2018(d)	—	—	2,095	2,139	2,095	2,139
4.88%, 10/02/2023(d)	—	—	220	227	220	227
6.25%, 10/02/2043(d)	—	—	1,875	2,053	1,875	2,053
Hyundai Capital America
2.55%, 02/06/2019(d)	—	—	500	501	500	501
Jaguar Land Rover Automotive PLC
4.13%, 12/15/2018(d)	—	—	540	558	540	558
5.63%, 02/01/2023(d)	—	—	200	209	200	209
8.13%, 05/15/2021(d)	—	—	390	441	390	441
Navistar International Corp
8.25%, 11/01/2021	—	—	1,025	1,043	1,025	1,043
Nissan Motor Acceptance Corp
0.79%, 03/03/2017(d),(e)	—	—	3,000	3,007	3,000	3,007
2.65%, 09/26/2018(d),*	6,900	7,023	—	—	6,900	7,023
Toyota Motor Credit Corp
0.62%, 01/17/2019(e)	—	—	1,320	1,321	1,320	1,321
2.10%, 01/17/2019	—	—	910	916	910	916
Volkswagen International Finance NV
1.13%, 11/18/2016(d)	—	—	1,625	1,627	1,625	1,627
		$13,488		$30,316		$43,804
Automobile Parts & Equipment - 0.05%
Dana Holding Corp
5.38%, 09/15/2021	—	—	195	201	195	201
6.00%, 09/15/2023	—	—	395	416	395	416
Gajah Tunggal Tbk PT
7.75%, 02/06/2018(d)	—	—	1,650	1,699	1,650	1,699
Gestamp Funding Luxembourg SA
5.63%, 05/31/2020(d)	—	—	200	206	200	206
Lear Corp
5.38%, 03/15/2024	—	—	475	487	475	487
		$—		$3,009		$ 3,009
Banks - 9.52%
Abbey National Treasury Services PLC/London
3.05%, 08/23/2018	—	—	3,200	3,333	3,200	3,333
Abbey National Treasury Services PLC/Stamford CT
4.00%, 03/13/2024	—	—	2,305	2,362	2,305	2,362
American Express Bank FSB
6.00%, 09/13/2017*	4,700	5,397	—	—	4,700	5,397
Associated Banc-Corp
5.13%, 03/28/2016	—	—	5,055	5,388	5,055	5,388
Australia & New Zealand Banking Group Ltd
4.50%, 03/19/2024(d)	—	—	9,045	9,075	9,045	9,075
Banco de Credito e Inversiones
4.00%, 02/11/2023(d)	—	—	600	588	600	588
Banco Santander Brasil SA/Cayman Islands
4.25%, 01/14/2016(d),*	2,900	2,998	—	—	2,900	2,998
4.50%, 04/06/2015(d),*	500	513	—	—	500	513
Banco Santander Chile
1.13%, 04/11/2017(d),(e),*	12,100	12,100	—	—	12,100	12,100
1.83%, 01/19/2016(b),(d),(e),*	2,100	2,121	—	—	2,100	2,121
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander
4.13%, 11/09/2022(d)	—	—	1,100	1,094	1,100	1,094
Bancolombia SA
5.95%, 06/03/2021	—	—	835	904	835	904
Bank of America Corp
1.30%, 03/22/2018(e),*	2,700	2,731	—	—	2,700	2,731
2.00%, 01/11/2018*	17,300	17,330	4,400	4,408	21,700	21,738
3.63%, 03/17/2016*	1,100	1,152	—	—	1,100	1,152

4.00%, 04/01/2024	—	—	3,735	3,754	3,735	3,754

BONDS (continued)	Core Plus Bond Fund I Principal Amount (000's)	Core Plus Bond Fund I Value (000's)	Bond & Mortgage Securities Fund Principal Amount (000's)	Bond & Mortgage Securities Fund Value (000's)	Combined Portfolio Principal Amount (000's)	Combined Portfolio Value (000's)
Banks (continued)
Bank of America Corp (continued)
4.10%, 07/24/2023	$—	$—	$2,845	$2,907	$2,845	$2,907
4.13%, 01/22/2024	—	—	3,770	3,823	3,770	3,823
4.50%, 04/01/2015*	10,000	10,350	—	—	10,000	10,350
4.88%, 04/01/2044	—	—	955	971	955	971
6.50%, 08/01/2016*	10,100	11,267	—	—	10,100	11,267
6.88%, 04/25/2018*	7,500	8,836	—	—	7,500	8,836
Bank of America NA
0.71%, 11/14/2016(e),*	6,300	6,314	—	—	6,300	6,314
6.00%, 10/15/2036*	1,800	2,164	—	—	1,800	2,164
Bank of Montreal
2.85%, 06/09/2015(d),*	1,800	1,849	—	—	1,800	1,849
Bank of Nova Scotia
0.54%, 04/11/2017(e),*	26,900	26,885	—	—	26,900	26,885
1.25%, 04/11/2017*	2,000	2,004	—	—	2,000	2,004
1.65%, 10/29/2015(d),*	1,400	1,425	—	—	1,400	1,425
1.95%, 01/30/2017(d),*	200	205	—	—	200	205
Barclays Bank PLC
5.20%, 07/10/2014*	400	404	—	—	400	404
Barclays Bank PLC/NY
0.53%, 05/01/2015(e),*	62,500	62,482	—	—	62,500	62,482
Barclays PLC
8.25%, 12/29/2049(e)	—	—	700	745	700	745
BB&T Corp
1.09%, 06/15/2018(e),*	17,000	17,255	—	—	17,000	17,255
BBVA Banco Continental SA
5.00%, 08/26/2022(d)	—	—	1,100	1,133	1,100	1,133
BBVA Bancomer SA/Texas
4.50%, 03/10/2016(d),*	1,100	1,161	—	—	1,100	1,161
6.50%, 03/10/2021(d),*	2,500	2,750	—	—	2,500	2,750
6.75%, 09/30/2022(d)	—	—	4,115	4,588	4,115	4,588
BBVA US Senior SAU
4.66%, 10/09/2015	—	—	1,465	1,538	1,465	1,538
BNZ International Funding Ltd
2.35%, 03/04/2019(d)	—	—	1,900	1,890	1,900	1,890
BPCE SA
1.63%, 02/10/2017	—	—	2,325	2,337	2,325	2,337
4.00%, 04/15/2024	—	—	1,940	1,940	1,940	1,940
5.70%, 10/22/2023(d)	—	—	6,400	6,777	6,400	6,777
12.50%, 08/29/2049(d),*	8,000	10,640	—	—	8,000	10,640
CIT Group Inc
3.88%, 02/19/2019	—	—	1,045	1,057	1,045	1,057
4.75%, 02/15/2015(d)	—	—	300	308	300	308
5.50%, 02/15/2019(d)	—	—	5,215	5,619	5,215	5,619
Citigroup Inc
2.25%, 08/07/2015*	18,000	18,333	—	—	18,000	18,333
3.95%, 06/15/2016*	1,000	1,059	—	—	1,000	1,059
4.45%, 01/10/2017*	500	540	—	—	500	540
4.88%, 05/07/2015*	2,200	2,287	—	—	2,200	2,287
5.00%, 09/15/2014*	11,400	11,583	—	—	11,400	11,583
5.50%, 10/15/2014*	4,620	4,723	—	—	4,620	4,723
City National Corp/CA
5.25%, 09/15/2020	—	—	3,100	3,467	3,100	3,467
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
4.63%, 12/01/2023	—	—	330	344	330	344
11.00%, 12/29/2049(d),(e)	—	—	1,560	2,079	1,560	2,079
Credit Agricole SA
6.64%, 05/29/2049(d),(e)	—	—	150	158	150	158
8.38%, 12/31/2049(d),(e),*	2,200	2,552	—	—	2,200	2,552
Credit Suisse Group AG
7.50%, 12/11/2049(d),(e)	—	—	3,125	3,394	3,125	3,394
Credit Suisse/New York NY
0.46%, 03/17/2015(e),*	2,200	2,200	—	—	2,200	2,200
Eksportfinans ASA
5.50%, 05/25/2016*	1,700	1,802	—	—	1,700	1,802
5.50%, 06/26/2017*	1,400	1,498	—	—	1,400	1,498
Export-Import Bank of Korea
5.13%, 06/29/2020*	800	894	—	—	800	894
5.88%, 01/14/2015*	8,000	8,284	—	—	8,000	8,284
Fifth Third Bancorp
0.65%, 12/20/2016(e),*	1,000	991	—	—	1,000	991
Goldman Sachs Group Inc/The
0.73%, 01/12/2015(e),*	1,100	1,101	—	—	1,100	1,101
3.63%, 02/07/2016	—	—	3,220	3,367	3,220	3,367

5.38%, 03/15/2020	—	—	2,415	2,710	2,415	2,710
5.70%, 12/29/2049(e)	—	—	4,995	5,101	4,995	5,101
BONDS (continued)	Core Plus Bond Fund I Principal Amount (000's)	Core Plus BondFund I Value (000's)	Bond & Mortgage Securities Fund Principal Amount (000's)	Bond & Mortgage Securities Fund Value (000's)	Combined Portfolio Principal Amount (000's)	Combined Portfolio Value (000's)
Banks (continued)
HBOS Capital Funding LP
6.07%, 06/29/2049(d),(e)	$—	$—	$420	$420	$420	$420
HSBC USA Inc
2.38%, 02/13/2015*	4,600	4,673	—	—	4,600	4,673
Huntington National Bank/The
0.65%, 04/24/2017(e)	—	—	12,100	12,091	12,100	12,091
2.20%, 04/01/2019	—	—	4,000	3,970	4,000	3,970
ING Bank NV
5.80%, 09/25/2023(d)	—	—	6,130	6,721	6,130	6,721
Intesa Sanpaolo SpA
2.38%, 01/13/2017	—	—	3,815	3,854	3,815	3,854
3.13%, 01/15/2016	—	—	5,585	5,747	5,585	5,747
JP Morgan Chase & Co
0.78%, 04/25/2018(e),*	5,800	5,796	—	—	5,800	5,796
3.15%, 07/05/2016*	800	836	—	—	800	836
3.20%, 01/25/2023	—	—	8,565	8,356	8,565	8,356
3.70%, 01/20/2015*	1,300	1,330	—	—	1,300	1,330
6.13%, 12/29/2049(e)	—	—	2,330	2,330	2,330	2,330
6.30%, 04/23/2019*	14,500	17,147	—	—	14,500	17,147
JP Morgan Chase Bank NA
0.56%, 06/13/2016(e),*	3,500	3,483	—	—	3,500	3,483
JP Morgan Chase Capital XIII
1.18%, 09/30/2034(e)	—	—	300	255	300	255
Korea Development Bank/The
4.38%, 08/10/2015*	7,400	7,723	—	—	7,400	7,723
LBG Capital No.2 PLC
15.00%, 12/21/2019*	GBP 7,200	17,627	GBP -	—	GBP 7,200	17,627
Lloyds Bank PLC
2.30%, 11/27/2018	$—	—	$2,130	2,145	$2,130	2,145
12.00%, 12/29/2049(d),*	12,100	17,091	—	—	12,100	17,091
M&T Bank Corp
6.45%, 12/29/2049(e)	—	—	2,220	2,320	2,220	2,320
Manufacturers & Traders Trust Co
1.25%, 01/30/2017	—	—	670	671	670	671
Morgan Stanley
1.75%, 02/25/2016	—	—	2,600	2,635	2,600	2,635
3.75%, 02/25/2023	—	—	2,880	2,882	2,880	2,882
5.00%, 11/24/2025	—	—	2,650	2,749	2,650	2,749
5.45%, 12/29/2049(e)	—	—	7,880	7,949	7,880	7,949
5.50%, 07/24/2020	—	—	7,100	8,056	7,100	8,056
National Bank of Canada
2.20%, 10/19/2016(d),*	700	722	—	—	700	722
PNC Bank NA
6.00%, 12/07/2017	—	—	7,400	8,477	7,400	8,477
RBS Capital Trust III
5.51%, 09/29/2049	—	—	911	902	911	902
Regions Financial Corp
5.75%, 06/15/2015	—	—	1,070	1,126	1,070	1,126
Royal Bank of Scotland Group PLC
6.00%, 12/19/2023	—	—	265	277	265	277
7.64%, 03/29/2049(e)	—	—	390	406	390	406
Russian Agricultural Bank OJSC Via RSHB Capital SA
9.00%, 06/11/2014(d),*	2,200	2,211	—	—	2,200	2,211
Santander Issuances SAU
7.30%, 07/27/2019(e),*	GBP 9,050	15,586	GBP -	—	GBP 9,050	15,586
Sberbank of Russia Via SB Capital SA
5.50%, 07/07/2015*	$3,800	3,874	$—	—	$3,800	3,874
Skandinaviska Enskilda Banken AB
2.38%, 03/25/2019(d)	—	—	855	854	855	854
Standard Chartered PLC
5.70%, 03/26/2044(d)	—	—	2,790	2,807	2,790	2,807
Toronto-Dominion Bank/The
1.13%, 05/02/2017(f)	—	—	3,065	3,060	3,065	3,060
Turkiye Garanti Bankasi AS
2.73%, 04/20/2016(d),(e),*	1,100	1,097	—	—	1,100	1,097
UBS AG/Jersey
7.25%, 02/22/2022(e)	—	—	1,665	1,836	1,665	1,836
UBS AG/Stamford CT
7.63%, 08/17/2022	—	—	450	535	450	535
VTB Bank OJSC Via VTB Capital SA
6.47%, 03/04/2015(d),*	6,400	6,424	—	—	6,400	6,424
Wells Fargo & Co
5.90%, 12/15/2049(e)	—	—	8,330	8,531	8,330	8,531
7.98%, 12/31/2049(e),*	12,800	14,528	—	—	12,800	14,528
Zions Bancorporation

6.00%, 09/15/2015	—	—	1	1	1	1
		$388,328		$189,122		$577,450
BONDS (continued)	Core Plus Bond Fund I Principal Amount (000's)	Core Plus Bond Fund I Value (000's)	Bond & Mortgage Securities Fund Principal Amount (000's)	Bond & Mortgage Securities Fund Value (000's)	Combined Portfolio Principal Amount (000's)	Combined Portfolio Value (000's)
Beverages - 0.46%
Ajecorp BV
6.50%, 05/14/2022	$—	$—	$1,100	$1,034	$1,100	$1,034
Anheuser-Busch Cos LLC
5.60%, 03/01/2017	—	—	1,090	1,220	1,090	1,220
Anheuser-Busch InBev Worldwide Inc
1.38%, 07/15/2017	—	—	1,345	1,356	1,345	1,356
2.50%, 07/15/2022	—	—	3,085	2,927	3,085	2,927
7.75%, 01/15/2019	—	—	1,030	1,278	1,030	1,278
Coca-Cola Icecek AS
4.75%, 10/01/2018(d)	—	—	2,050	2,155	2,050	2,155
Constellation Brands Inc
3.75%, 05/01/2021	—	—	750	733	750	733
4.25%, 05/01/2023	—	—	855	840	855	840
Corp Lindley SA
6.75%, 11/23/2021(d)	—	—	700	756	700	756
6.75%, 11/23/2021	—	—	865	934	865	934
Pernod Ricard SA
4.45%, 01/15/2022(d)	—	—	4,695	4,952	4,695	4,952
5.75%, 04/07/2021(d)	—	—	1,045	1,193	1,045	1,193
SABMiller Holdings Inc
3.75%, 01/15/2022(d)	—	—	7,480	7,723	7,480	7,723
4.95%, 01/15/2042(d)	—	—	1,030	1,103	1,030	1,103
		$—		$28,204		$28,204
Biotechnology - 0.37%
Amgen Inc
5.15%, 11/15/2041	—	—	1,435	1,515	1,435	1,515
5.38%, 05/15/2043	—	—	1,665	1,816	1,665	1,816
Celgene Corp
1.90%, 08/15/2017	—	—	1,195	1,212	1,195	1,212
3.25%, 08/15/2022	—	—	2,135	2,105	2,135	2,105
4.00%, 08/15/2023	—	—	3,570	3,668	3,570	3,668
5.25%, 08/15/2043	—	—	115	126	115	126
Genzyme Corp
5.00%, 06/15/2020	—	—	810	908	810	908
Gilead Sciences Inc
2.05%, 04/01/2019	—	—	2,975	2,960	2,975	2,960
3.05%, 12/01/2016	—	—	840	883	840	883
3.70%, 04/01/2024	—	—	3,740	3,795	3,740	3,795
4.80%, 04/01/2044	—	—	3,270	3,439	3,270	3,439
		$—		$22,427		$22,427
Building Materials - 0.21%
Boise Cascade Co
6.38%, 11/01/2020	—	—	390	419	390	419
Cemex Espana Luxembourg
9.25%, 05/12/2020(d)	—	—	150	163	150	163
9.25%, 05/12/2020(e)	—	—	650	707	650	707
Cemex Finance LLC
6.00%, 04/01/2024(d)	—	—	200	200	200	200
Cemex SAB de CV
7.25%, 01/15/2021(d)	—	—	1,985	2,134	1,985	2,134
CRH America Inc
4.13%, 01/15/2016	—	—	1,630	1,714	1,630	1,714
6.00%, 09/30/2016	—	—	1,935	2,152	1,935	2,152
8.13%, 07/15/2018	—	—	3,425	4,209	3,425	4,209
Norbord Inc
5.38%, 12/01/2020(d)	—	—	560	568	560	568
Owens Corning
4.20%, 12/15/2022	—	—	620	618	620	618
		$—		$12,884		$12,884
Chemicals - 0.26%
Axiall Corp
4.88%, 05/15/2023(d)	—	—	370	362	370	362
CF Industries Inc
4.95%, 06/01/2043	—	—	650	650	650	650
5.15%, 03/15/2034	—	—	2,430	2,544	2,430	2,544
Cornerstone Chemical Co
9.38%, 03/15/2018(d)	—	—	275	291	275	291
9.38%, 03/15/2018	—	—	195	207	195	207
Dow Chemical Co/The
4.38%, 11/15/2042	—	—	1,135	1,072	1,135	1,072
Eagle Spinco Inc
4.63%, 02/15/2021(d)	—	—	670	666	670	666
INEOS Group Holdings SA
5.88%, 02/15/2019(d)	—	—	200	204	200	204
6.13%, 08/15/2018(d)	—	—	200	207	200	207

LYB International Finance BV
4.88%, 03/15/2044	—	—	2,325	2,386	2,325	2,386
BONDS (continued)	Core Plus Bond Fund I Principal Amount (000's)	Core Plus Bond Fund I Value (000's)	Bond & Mortgage Securities Fund Principal Amount (000's)	Bond & Mortgage Securities Fund Value (000's)	Combined Portfolio Principal Amount (000's)	Combined Portfolio Value (000's)
Chemicals (continued)
Mexichem SAB de CV
4.88%, 09/19/2022(d)	$—	$—	$1,000	$1,009	$1,000	$1,009
4.88%, 09/19/2022	—	—	1,000	1,009	1,000	1,009
Mosaic Co/The
5.45%, 11/15/2033	—	—	1,840	2,015	1,840	2,015
NOVA Chemicals Corp
5.25%, 08/01/2023(d)	—	—	505	540	505	540
Taminco Global Chemical Corp
9.75%, 03/31/2020(d)	—	—	2,195	2,472	2,195	2,472
		$—		$15,634		$15,634
Commercial Services - 0.26%
DP World Ltd
6.85%, 07/02/2037	—	—	500	544	500	544
Envision Healthcare Corp
8.13%, 06/01/2019	—	—	134	142	134	142
ERAC USA Finance LLC
2.75%, 03/15/2017(d)	—	—	1,015	1,047	1,015	1,047
3.30%, 10/15/2022(d)	—	—	345	335	345	335
MasterCard Inc
3.38%, 04/01/2024	—	—	3,480	3,491	3,480	3,491
President and Fellows of Harvard College
6.50%, 01/15/2039(b),(d),*	7,400	9,929	—	—	7,400	9,929
TMS International Corp
7.63%, 10/15/2021(d)	—	—	450	480	450	480
United Rentals North America Inc
5.75%, 07/15/2018	—	—	100	107	100	107
		$9,929		$6,146		$16,075
Computers - 1.13%
Affiliated Computer Services Inc
5.20%, 06/01/2015	—	—	1,850	1,935	1,850	1,935
Apple Inc
0.00%, 05/05/2017(a),(e),(f)	—	—	7,475	7,475	7,475	7,475
0.00%, 05/06/2019(a),(e),(f)	—	—	7,380	7,387	7,380	7,387
0.49%, 05/03/2018(e)	—	—	5,473	5,475	5,473	5,475
2.10%, 05/06/2019(f)	—	—	6,300	6,320	6,300	6,320
2.40%, 05/03/2023	—	—	1,590	1,486	1,590	1,486
2.85%, 05/06/2021(f),*	1,800	1,808	10,290	10,336	12,090	12,144
3.45%, 05/06/2024(f),*	2,400	2,404	4,775	4,783	7,175	7,187
3.85%, 05/04/2043	—	—	2,675	2,431	2,675	2,431
Compiler Finance Sub Inc
7.00%, 05/01/2021(d)	—	—	850	858	850	858
Hewlett-Packard Co
3.00%, 09/15/2016	—	—	425	444	425	444
4.30%, 06/01/2021	—	—	2,435	2,563	2,435	2,563
iGATE Corp
4.75%, 04/15/2019(d)	—	—	155	157	155	157
International Business Machines Corp
0.60%, 02/12/2019(e)	—	—	7,100	7,137	7,100	7,137
NCR Corp
4.63%, 02/15/2021	—	—	1,147	1,156	1,147	1,156
5.88%, 12/15/2021(d)	—	—	375	398	375	398
Seagate HDD Cayman
4.75%, 06/01/2023(d)	—	—	2,500	2,503	2,500	2,503
6.88%, 05/01/2020	—	—	1,600	1,740	1,600	1,740
		$4,212		$64,584		$68,796
Consumer Products - 0.04%
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg) S.A.
7.13%, 04/15/2019	—	—	1,550	1,635	1,550	1,635
7.88%, 08/15/2019	—	—	260	286	260	286
9.00%, 04/15/2019	—	—	400	427	400	427
9.88%, 08/15/2019	—	—	3	3	3	3
		$—		$2,351		$2,351
Credit Card Asset Backed Securities - 0.73%
Barclays Dryrock Issuance Trust 2014-1
0.51%, 12/16/2019(e)	—	—	4,000	4,002	4,000	4,002
Citibank Omni Master Trust
2.90%, 08/15/2018(d),(e)	—	—	20,190	20,342	20,190	20,342
Dryrock Issuance Trust
0.30%, 08/15/2017(c),(e)	—	—	1,350	1,350	1,350	1,350
0.49%, 07/16/2018(e)	—	—	18,755	18,776	18,755	18,776
		$—		$44,470		$44,470
Distribution & Wholesale - 0.02%
HD Supply Inc

7.50%, 07/15/2020	—	—	725	785	725	785
BONDS (continued)	Core Plus Bond Fund I Principal Amount (000's)	Core Plus Bond Fund I Value (000's)	Bond & Mortgage Securities Fund Principal Amount (000's)	Bond & Mortgage Securities Fund Value (000's)	Combined Portfolio Principal Amount (000's)	Combined Portfolio Value (000's)
Distribution & Wholesale (continued)
HD Supply Inc (continued)
11.00%, 04/15/2020	$—	$—	$285	$336	$285	$336
		$—		$1,121		$1,121
Diversified Financial Services - 2.78%
Aircastle Ltd
4.63%, 12/15/2018	—	—	380	389	380	389
5.13%, 03/15/2021	—	—	865	869	865	869
7.63%, 04/15/2020	—	—	240	275	240	275
Ally Financial Inc
2.75%, 01/30/2017*	8,300	8,404	—	—	8,300	8,404
4.63%, 06/26/2015*	1,100	1,141	—	—	1,100	1,141
4.75%, 09/10/2018	—	—	220	233	220	233
5.50%, 02/15/2017*	10,600	11,528	—	—	10,600	11,528
6.75%, 12/01/2014*	4,280	4,419	—	—	4,280	4,419
6.75%, 12/01/2014*	300	309	—	—	300	309
7.50%, 09/15/2020*	1,100	1,303	—	—	1,100	1,303
8.30%, 02/12/2015*	6,000	6,322	—	—	6,000	6,322
American Honda Finance Corp
2.13%, 10/10/2018	—	—	700	708	700	708
Bear Stearns Cos LLC/The
7.25%, 02/01/2018*	1,900	2,260	—	—	1,900	2,260
Capital One Bank USA NA
2.25%, 02/13/2019	—	—	1,250	1,250	1,250	1,250
Countrywide Financial Corp
6.25%, 05/15/2016	—	—	5,290	5,792	5,290	5,792
Credit Acceptance Corp
6.13%, 02/15/2021(d)	—	—	1,540	1,602	1,540	1,602
Denali Borrower LLC / Denali Finance Corp
5.63%, 10/15/2020(d)	—	—	1,610	1,654	1,610	1,654
Ford Motor Credit Co LLC
1.50%, 01/17/2017*	5,546	5,567	—	—	5,546	5,567
1.70%, 05/09/2016	—	—	1,375	1,392	1,375	1,392
3.98%, 06/15/2016*	200	212	—	—	200	212
4.38%, 08/06/2023	—	—	2,225	2,331	2,225	2,331
5.88%, 08/02/2021	—	—	1,125	1,304	1,125	1,304
7.00%, 04/15/2015*	700	741	—	—	700	741
8.00%, 12/15/2016	—	—	2,315	2,700	2,315	2,700
8.70%, 10/01/2014*	4,100	4,233	—	—	4,100	4,233
General Electric Capital Corp
0.42%, 10/06/2015(e),*	7,500	7,504	—	—	7,500	7,504
5.25%, 06/29/2049(e)	—	—	2,690	2,653	2,690	2,653
6.25%, 12/31/2049(e)	—	—	3,000	3,259	3,000	3,259
General Motors Financial Co Inc
3.25%, 05/15/2018	—	—	860	869	860	869
GMAC International Finance BV
7.50%, 04/21/2015*	EUR 2,100	3,072	EUR -	—	EUR 2,100	3,072
Icahn Enterprises LP / Icahn Enterprises Finance Corp
3.50%, 03/15/2017(d)	$—	—	$1,415	1,426	$1,415	1,426
4.88%, 03/15/2019(d)	—	—	540	547	540	547
6.00%, 08/01/2020(d)	—	—	1,830	1,931	1,830	1,931
ILFC E-Capital Trust II
6.25%, 12/21/2065(d),(e)	—	—	155	150	155	150
International Lease Finance Corp
2.18%, 06/15/2016(e)	—	—	30	30	30	30
4.88%, 04/01/2015*	500	516	—	—	500	516
5.65%, 06/01/2014*	4,400	4,415	200	201	4,600	4,616
5.75%, 05/15/2016*	700	753	—	—	700	753
6.25%, 05/15/2019	—	—	955	1,054	955	1,054
6.50%, 09/01/2014(d),*	400	408	—	—	400	408
6.75%, 09/01/2016(d),*	1,700	1,891	—	—	1,700	1,891
8.62%, 09/15/2015(e),*	500	549	970	1,065	1,470	1,614
Macquarie Group Ltd
7.30%, 08/01/2014(d),*	7,400	7,517	—	—	7,400	7,517
National Rural Utilities Cooperative Finance Corp
4.75%, 04/30/2043(e)	—	—	855	810	855	810
Northern Rock Asset Management PLC
5.63%, 06/22/2017(b),(d),*	12,200	13,668	—	—	12,200	13,668
SLM Corp
3.88%, 09/10/2015*	600	618	—	—	600	618
5.00%, 04/15/2015*	5,800	5,989	—	—	5,800	5,989
5.05%, 11/14/2014*	4,000	4,070	—	—	4,000	4,070
6.25%, 01/25/2016*	2,500	2,697	—	—	2,500	2,697
8.78%, 09/15/2016(e),*	MXN 118,400	9,238	MXN -	—	MXN 118,400	9,238
Springleaf Finance Corp
5.40%, 12/01/2015*	$5,300	5,539	$—	—	$5,300	5,539
6.50%, 09/15/2017*	11,600	12,485	—	—	11,600	12,485

6.90%, 12/15/2017*	1,200	1,317	—	—	1,200	1,317

BONDS (continued)	Core Plus Bond Fund I Principal Amount (000's)	Core Plus Bond Fund I Value (000's)	Bond & Mortgage Securities Fund Principal Amount (000's)	Bond & Mortgage Securities Fund Value (000's)	Combined Portfolio Principal Amount (000's)	Combined Portfolio Value (000's)
Diversified Financial Services (continued)
SquareTwo Financial Corp
11.63%, 04/01/2017	$—	$—	$390	$389	$390	$389
SteelRiver Transmission Co LLC
4.71%, 06/30/2017(b),(d),*	2,241	2,361	—	—	2,241	2,361
SUAM Finance BV
4.88%, 04/17/2024(d)	—	—	1,250	1,250	1,250	1,250
Vesey Street Investment Trust I
4.40%, 09/01/2016(e)	—	—	2,000	2,141	2,000	2,141
		$131,046		$38,274		$169,320
Electric - 1.11%
Abu Dhabi National Energy Co
3.63%, 01/12/2023(d)	—	—	200	197	200	197
Alabama Power Co
3.85%, 12/01/2042	—	—	850	797	850	797
Centrais Eletricas Brasileiras SA
6.88%, 07/30/2019(d),*	1,600	1,730	—	—	1,600	1,730
CMS Energy Corp
4.70%, 03/31/2043	—	—	910	920	910	920
Commonwealth Edison Co
3.80%, 10/01/2042	—	—	790	732	790	732
4.60%, 08/15/2043	—	—	1,380	1,448	1,380	1,448
Dominion Gas Holdings LLC
4.80%, 11/01/2043(d)	—	—	110	114	110	114
DTE Energy Co
6.38%, 04/15/2033	—	—	1,605	2,002	1,605	2,002
Duke Energy Carolinas LLC
4.00%, 09/30/2042	—	—	1,865	1,800	1,865	1,800
Duke Energy Corp
3.75%, 04/15/2024	—	—	1,740	1,765	1,740	1,765
Duke Energy Progress Inc
4.38%, 03/30/2044	—	—	450	462	450	462
Edison International
3.75%, 09/15/2017	—	—	1,420	1,515	1,420	1,515
Electricite de France
2.15%, 01/22/2019(d)	—	—	1,000	1,004	1,000	1,004
4.88%, 01/22/2044(d)	—	—	1,140	1,175	1,140	1,175
5.63%, 12/29/2049(d),(e)	—	—	3,805	3,919	3,805	3,919
Elwood Energy LLC
8.16%, 07/05/2026	—	—	696	765	696	765
Energy Future Intermediate Holding Co LLC / EFIH Finance Inc
11.75%, 03/01/2022(d),(e)	—	—	800	952	800	952
10.00%, 12/01/2020	—	—	780	826	780	826
Entergy Corp
3.63%, 09/15/2015*	4,500	4,655	—	—	4,500	4,655
FirstEnergy Corp
7.38%, 11/15/2031	—	—	1,730	2,008	1,730	2,008
Florida Power & Light Co
4.05%, 06/01/2042	—	—	1,600	1,566	1,600	1,566
4.13%, 02/01/2042	—	—	755	749	755	749
Indiantown Cogeneration LP
9.77%, 12/15/2020	—	—	311	355	311	355
Korea Hydro & Nuclear Power Co Ltd
6.25%, 06/17/2014*	900	906	—	—	900	906
Majapahit Holding BV
7.75%, 01/20/2020*	1,300	1,492	—	—	1,300	1,492
MidAmerican Energy Co
3.50%, 10/15/2024	—	—	2,660	2,691	2,660	2,691
Miran Mid-Atlantic Series C Pass Through Trust
10.06%, 12/30/2028	—	—	2,294	2,553	2,294	2,553
Northern States Power Co/MN
3.40%, 08/15/2042	—	—	265	231	265	231
NRG Energy Inc
6.25%, 05/01/2024(d)	—	—	335	336	335	336
8.25%, 09/01/2020	—	—	820	905	820	905
Oncor Electric Delivery Co LLC
5.25%, 09/30/2040	—	—	950	1,069	950	1,069
Pacific Gas & Electric Co
4.45%, 04/15/2042	—	—	645	642	645	642
5.13%, 11/15/2043	—	—	1,600	1,745	1,600	1,745
PacifiCorp
3.85%, 06/15/2021	—	—	1,137	1,212	1,137	1,212
4.10%, 02/01/2042	—	—	735	719	735	719
Perusahaan Listrik Negara PT
5.50%, 11/22/2021(d)	—	—	650	661	650	661
PPL Electric Utilities Corp
3.00%, 09/15/2021	—	—	465	470	465	470

BONDS (continued)	Core Plus Bond Fund I Principal Amount (000's)	Core Plus Bond Fund I Value (000's)	Bond & Mortgage Securities Fund Principal Amount (000's)	Bond & Mortgage Securities Fund Value (000's)	Combined Portfolio Principal Amount (000's)	Combined Portfolio Value (000's)
Electric (continued)
PPL Electric Utilities Corp (continued)
4.75%, 07/15/2043	$—	$—	$790	$856	$790	$856
PPL WEM Holdings Ltd
3.90%, 05/01/2016(d)	—	—	2,370	2,487	2,370	2,487
5.38%, 05/01/2021(d)	—	—	950	1,047	950	1,047
Public Service Co of Colorado
4.30%, 03/15/2044	—	—	560	569	560	569
4.75%, 08/15/2041	—	—	1,400	1,524	1,400	1,524
Public Service Electric & Gas Co
2.30%, 09/15/2018	—	—	2,700	2,744	2,700	2,744
3.65%, 09/01/2042	—	—	365	332	365	332
Puget Energy Inc
5.63%, 07/15/2022	—	—	400	462	400	462
6.00%, 09/01/2021	—	—	2,785	3,255	2,785	3,255
San Diego Gas & Electric Co
4.30%, 04/01/2042	—	—	230	235	230	235
Southern California Edison Co
3.90%, 12/01/2041	—	—	390	370	390	370
4.05%, 03/15/2042	—	—	1,610	1,575	1,610	1,575
Virginia Electric and Power Co
4.00%, 01/15/2043	—	—	445	428	445	428
4.45%, 02/15/2044	—	—	1,790	1,850	1,790	1,850
4.65%, 08/15/2043	—	—	1,620	1,725	1,620	1,725
		$8,783		$57,764		$66,547
Electronics - 0.03%
Thermo Fisher Scientific Inc
5.30%, 02/01/2044	—	—	405	446	405	446
Viasystems Inc
7.88%, 05/01/2019(d)	—	—	1,525	1,624	1,525	1,624
		$—		$2,070		$2,070
Engineering & Construction - 0.07%
Aguila 3 SA
7.88%, 01/31/2018(d)	—	—	390	413	390	413
Odebrecht Finance Ltd
5.13%, 06/26/2022(d)	—	—	2,200	2,244	2,200	2,244
Odebrecht Offshore Drilling Finance Ltd
6.63%, 10/01/2022(d)	—	—	800	836	800	836
6.75%, 10/01/2022(d)	—	—	584	611	584	611
		$—		$4,104		$4,104
Entertainment - 0.14%
CCM Merger Inc
9.13%, 05/01/2019(d)	—	—	2,330	2,499	2,330	2,499
Cinemark USA Inc
4.88%, 06/01/2023	—	—	855	829	855	829
DreamWorks Animation SKG Inc
6.88%, 08/15/2020(d)	—	—	775	841	775	841
Peninsula Gaming LLC / Peninsula Gaming Corp
8.38%, 02/15/2018(d)	—	—	1,030	1,107	1,030	1,107
Regal Entertainment Group
5.75%, 03/15/2022	—	—	590	608	590	608
5.75%, 02/01/2025	—	—	370	366	370	366
WMG Acquisition Corp
5.63%, 04/15/2022(d)	—	—	160	162	160	162
6.00%, 01/15/2021(d)	—	—	291	305	291	305
6.75%, 04/15/2022(d)	—	—	610	615	610	615
WMG Holdings Corp
13.75%, 10/01/2019	—	—	885	1,066	885	1,066
		$—		$8,398		$8,398
Environmental Control - 0.05%
Darling International Inc
5.38%, 01/15/2022(d)	—	—	275	282	275	282
Republic Services Inc
3.80%, 05/15/2018	—	—	1,215	1,295	1,215	1,295
Waste Management Inc
7.75%, 05/15/2032	—	—	1,200	1,678	1,200	1,678
		$—		$3,255		$3,255
Finance - Mortgage Loan/Banker - 2.69%
Fannie Mae
0.75%, 04/20/2017*	600	597	—	—	600	597
0.88%, 08/28/2017*	8,400	8,340	—	—	8,400	8,340
0.88%, 02/08/2018*	4,800	4,715	—	—	4,800	4,715
0.88%, 05/21/2018*	900	879	—	—	900	879
1.13%, 04/27/2017*	13,700	13,778	—	—	13,700	13,778
1.25%, 01/30/2017*	7,100	7,186	—	—	7,100	7,186
1.88%, 09/18/2018*	900	910	—	—	900	910
5.00%, 02/13/2017*	2,200	2,451	—	—	2,200	2,451

BONDS (continued)	Core Plus Bond Fund I Principal Amount (000's)	Core Plus Bond Fund I Value (000's)	Bond & Mortgage Securities Fund Principal Amount (000's)	Bond & Mortgage Securities Fund Value (000's)	Combined Portfolio Principal Amount (000's)	Combined Portfolio Value (000's)
Finance - Mortgage Loan/Banker (continued)
Fannie Mae (continued)
5.00%, 05/11/2017*	$8,000	$8,975	$—	$—	$8,000	$8,975
5.38%, 06/12/2017*	700	793	—	—	700	793
Freddie Mac
0.88%, 03/07/2018*	1,100	1,079	—	—	1,100	1,079
1.00%, 03/08/2017*	15,700	15,765	—	—	15,700	15,765
1.00%, 06/29/2017*	20,000	20,005	—	—	20,000	20,005
1.00%, 07/28/2017*	13,200	13,179	—	—	13,200	13,179
1.00%, 09/29/2017*	16,800	16,731	—	—	16,800	16,731
1.25%, 05/12/2017*	6,200	6,262	—	—	6,200	6,262
1.25%, 08/01/2019*	12,400	12,042	—	—	12,400	12,042
1.25%, 10/02/2019*	18,200	17,548	—	—	18,200	17,548
1.75%, 05/30/2019*	1,100	1,098	—	—	1,100	1,098
2.38%, 01/13/2022*	1,400	1,379	—	—	1,400	1,379
3.75%, 03/27/2019*	6,700	7,334	—	—	6,700	7,334
5.50%, 08/23/2017*	2,000	2,286	—	—	2,000	2,286
		$163,332		$—		$163,332
Food - 0.26%
ConAgra Foods Inc
1.30%, 01/25/2016	—	—	375	378	375	378
Cosan Luxembourg SA
5.00%, 03/14/2023(d)	—	—	900	855	900	855
Ingles Markets Inc
5.75%, 06/15/2023	—	—	805	803	805	803
Kraft Foods Group Inc
1.63%, 06/04/2015	—	—	590	597	590	597
6.13%, 08/23/2018	—	—	3,110	3,639	3,110	3,639
6.50%, 02/09/2040	—	—	1,450	1,832	1,450	1,832
Kroger Co/The
5.00%, 04/15/2042	—	—	450	462	450	462
5.15%, 08/01/2043	—	—	170	179	170	179
Mondelez International Inc
4.00%, 02/01/2024	—	—	1,170	1,198	1,170	1,198
6.50%, 11/01/2031	—	—	430	532	430	532
Smithfield Foods Inc
5.25%, 08/01/2018(d)	—	—	250	260	250	260
5.88%, 08/01/2021(d)	—	—	395	415	395	415
Wm Wrigley Jr Co
2.40%, 10/21/2018(d)	—	—	1,650	1,672	1,650	1,672
3.38%, 10/21/2020(d)	—	—	2,745	2,823	2,745	2,823
		$—		$15,645		$15,645
Forest Products & Paper - 0.10%
Domtar Corp
6.25%, 09/01/2042	—	—	2,155	2,289	2,155	2,289
6.75%, 02/15/2044	—	—	405	459	405	459
Exopack Holdings SA
7.88%, 11/01/2019(d)	—	—	490	519	490	519
Resolute Forest Products Inc
5.88%, 05/15/2023(d)	—	—	745	724	745	724
Sappi Papier Holding GmbH
7.50%, 06/15/2032(d)	—	—	905	756	905	756
8.38%, 06/15/2019(d)	—	—	865	958	865	958
Verso Paper Holdings LLC / Verso Paper Inc
11.75%, 01/15/2019	—	—	555	599	555	599
		$—		$6,304		$6,304
Gas - 0.02%
Korea Gas Corp
3.88%, 02/12/2024(d)	—	—	450	460	450	460
Nakilat Inc
6.07%, 12/31/2033	—	—	200	211	200	211
Sempra Energy
2.88%, 10/01/2022	—	—	300	290	300	290
		$—		$961		$961
Healthcare - Products - 0.06%
ConvaTec Finance International SA
8.25%, PIK 9.00%, 01/15/2019(d),(h)	—	—	1,250	1,278	1,250	1,278
Medtronic Inc
4.63%, 03/15/2044	—	—	1,050	1,094	1,050	1,094
Universal Hospital Services Inc
7.63%, 08/15/2020	—	—	1,350	1,444	1,350	1,444
		$—		$3,816		$3,816
Healthcare - Services - 0.54%
Centene Corp
4.75%, 05/15/2022	—	—	3,465	3,482	3,465	3,482
5.75%, 06/01/2017	—	—	2,385	2,606	2,385	2,606

BONDS (continued)	Core Plus Bond Fund I Principal Amount (000's)	Core Plus Bond Fund I Value (000's)	Bond & Mortgage Securities Fund Principal Amount (000's)	Bond & Mortgage Securities Fund Value (000's)	Combined Portfolio Principal Amount (000's)	Combined Portfolio Value (000's)
Healthcare - Services (continued)
CHS/Community Health Systems Inc
5.13%, 08/01/2021(d)	$—	$—	$95	$97	$95	$97
Fresenius Medical Care US Finance II Inc
5.88%, 01/31/2022(d)	—	—	485	517	485	517
Fresenius Medical Care US Finance Inc
6.50%, 09/15/2018(d)	—	—	330	370	330	370
HCA Holdings Inc
6.25%, 02/15/2021	—	—	115	121	115	121
HCA Inc
4.75%, 05/01/2023	—	—	1,685	1,656	1,685	1,656
5.00%, 03/15/2024	—	—	670	665	670	665
5.88%, 03/15/2022	—	—	580	622	580	622
7.25%, 09/15/2020	—	—	690	744	690	744
HealthSouth Corp
7.25%, 10/01/2018	—	—	82	87	82	87
MPH Acquisition Holdings LLC
6.63%, 04/01/2022(d)	—	—	785	813	785	813
New York Society for the Relief of the Ruptured & Crippled Maintaining the Hospital
3.50%, 01/01/2023(d),*	13,935	14,436	—	—	13,935	14,436
Ventas Realty LP
1.25%, 04/17/2017	—	—	790	787	790	787
1.55%, 09/26/2016	—	—	2,260	2,284	2,260	2,284
WellCare Health Plans Inc
5.75%, 11/15/2020	—	—	3,515	3,752	3,515	3,752
		$14,436		$18,603		$33,039
Holding Companies - Diversified - 0.06%
Alfa SAB de CV
5.25%, 03/25/2024(d)	—	—	1,200	1,220	1,200	1,220
Alphabet Holding Co Inc
7.75%, 11/01/2017	—	—	430	445	430	445
Nielsen Co Luxembourg SARL/The
5.50%, 10/01/2021(d)	—	—	770	803	770	803
Tenedora Nemak SA de CV
5.50%, 02/28/2023(d)	—	—	1,300	1,316	1,300	1,316
		$—		$3,784		$3,784
Home Builders - 0.09%
Ashton Woods USA LLC / Ashton Woods Finance Co
6.88%, 02/15/2021(d)	—	—	370	376	370	376
Beazer Homes USA Inc
6.63%, 04/15/2018	—	—	685	731	685	731
Lennar Corp
4.13%, 12/01/2018	—	—	840	848	840	848
4.75%, 11/15/2022(e)	—	—	1,035	1,009	1,035	1,009
MDC Holdings Inc
6.00%, 01/15/2043	—	—	1,070	963	1,070	963
WCI Communities Inc
6.88%, 08/15/2021(d)	—	—	790	814	790	814
Woodside Homes Co LLC / Woodside Homes Finance Inc
6.75%, 12/15/2021(d)	—	—	980	1,000	980	1,000
		$—		$5,741		$5,741
Home Equity Asset Backed Securities - 0.77%
Aegis Asset Backed Securities Trust 2005-1
0.85%, 03/25/2035(e),*	6,300	4,743	—	—	6,300	4,743
Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2005-W2
0.51%, 10/25/2035(e),*	2,400	2,174	—	—	2,400	2,174
Bear Stearns Asset Backed Securities I Trust 2004-FR1
1.95%, 07/25/2034(e),*	2,971	2,560	—	—	2,971	2,560
Bear Stearns Asset Backed Securities I Trust 2006-HE10
0.35%, 12/25/2036(e),*	3,553	3,295	—	—	3,553	3,295
Bear Stearns Asset Backed Securities I Trust 2006-PC1
0.57%, 12/25/2035(e),*	5,500	4,211	—	—	5,500	4,211
Bear Stearns Asset Backed Securities I Trust 2007-HE3
0.40%, 04/25/2037(e),*	5,000	2,742	—	—	5,000	2,742
First NLC Trust 2005-1
0.65%, 05/25/2035(e)	—	—	357	241	357	241
IXIS Real Estate Capital Trust 2005-HE1
0.93%, 06/25/2035(e),*	1,575	1,528	—	—	1,575	1,528
JP Morgan Mortgage Acquisition Trust 2006-CW1
0.39%, 05/25/2036(e),*	6,100	5,017	—	—	6,100	5,017
JP Morgan Mortgage Acquisition Trust 2006-CW2
0.30%, 08/25/2036(e)	—	—	1,069	946	1,069	946
New Century Home Equity Loan Trust 2005-1
0.73%, 03/25/2035(e)	—	—	85	84	85	84

BONDS (continued)	Core Plus Bond Fund I Principal Amount (000's)	Core Plus Bond Fund I Value (000's)	Bond & Mortgage Securities Fund Principal Amount (000's)	Bond & Mortgage Securities Fund Value (000's)	Combined Portfolio Principal Amount (000's)	Combined Portfolio Value (000's)
Home Equity Asset Backed Securities (continued)
Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2005-HE1
0.74%, 09/25/2035(e),*	$3,500	$2,757	$—	$—	$3,500	$2,757
Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4
0.59%, 11/25/2035(e),*	4,700	4,212	—	—	4,700	4,212
RASC Series 2005-AHL2 Trust
0.57%, 10/25/2035(e),*	2,500	2,041	—	—	2,500	2,041
RASC Series 2005-KS11 Trust
0.55%, 12/25/2035(e),*	10,300	9,201	—	—	10,300	9,201
Saxon Asset Securities Trust 2004-1
1.85%, 03/25/2035(e)	—	—	282	145	282	145
Specialty Underwriting & Residential Finance Trust Series 2004-BC1
0.92%, 02/25/2035(e)	—	—	303	286	303	286
		$44,481		$1,702		$46,183
Insurance - 1.32%
American International Group Inc
3.38%, 08/15/2020	—	—	3,910	4,047	3,910	4,047
3.80%, 03/22/2017	—	—	3,135	3,354	3,135	3,354
5.45%, 05/18/2017*	2,000	2,237	—	—	2,000	2,237
6.40%, 12/15/2020	—	—	4,975	6,005	4,975	6,005
8.18%, 05/15/2068*	6,300	8,426	755	1,010	7,055	9,436
8.25%, 08/15/2018*	1,200	1,499	—	—	1,200	1,499
Five Corners Funding Trust
4.42%, 11/15/2023(d)	—	—	8,960	9,358	8,960	9,358
Liberty Mutual Group Inc
4.25%, 06/15/2023(d)	—	—	1,720	1,766	1,720	1,766
5.00%, 06/01/2021(d)	—	—	2,500	2,742	2,500	2,742
7.00%, 03/07/2067(d),(e)	—	—	1,260	1,342	1,260	1,342
7.80%, 03/07/2087(d)	—	—	2,795	3,179	2,795	3,179
MetLife Capital Trust IV
7.88%, 12/15/2067(d)	—	—	1,665	2,023	1,665	2,023
MetLife Inc
4.88%, 11/13/2043	—	—	2,590	2,747	2,590	2,747
Metropolitan Life Global Funding I
1.30%, 04/10/2017(d)	—	—	1,370	1,368	1,370	1,368
1.70%, 06/29/2015(d),*	4,870	4,933	—	—	4,870	4,933
1.88%, 06/22/2018(d)	—	—	1,350	1,337	1,350	1,337
2.30%, 04/10/2019(d)	—	—	1,920	1,920	1,920	1,920
Reliance Standard Life Global Funding II
2.50%, 04/24/2019(d)	—	—	2,445	2,445	2,445	2,445
Stone Street Trust
5.90%, 12/15/2015(d),*	6,000	6,434	—	—	6,000	6,434
Voya Financial Inc
2.90%, 02/15/2018	—	—	3,800	3,921	3,800	3,921
5.50%, 07/15/2022	—	—	2,600	2,946	2,600	2,946
5.65%, 05/15/2053(e)	—	—	4,615	4,615	4,615	4,615
XL Group PLC
6.50%, 12/31/2049(e)	—	—	470	463	470	463
		$23,529		$56,588		$80,117
Internet - 0.04%
Equinix Inc
4.88%, 04/01/2020	—	—	230	234	230	234
5.38%, 04/01/2023	—	—	730	743	730	743
Zayo Group LLC / Zayo Capital Inc
8.13%, 01/01/2020	—	—	400	439	400	439
10.13%, 07/01/2020	—	—	1,110	1,285	1,110	1,285
		$—		$2,701		$2,701
Iron & Steel - 0.31%
ArcelorMittal
7.50%, 10/15/2039	—	—	2,580	2,703	2,580	2,703
BlueScope Steel Finance Ltd/BlueScope Steel Finance USA LLC
7.13%, 05/01/2018(d)	—	—	360	387	360	387
Commercial Metals Co
4.88%, 05/15/2023	—	—	905	869	905	869
CSN Resources SA
6.50%, 07/21/2020(d),*	1,100	1,125	—	—	1,100	1,125
Gerdau Holdings Inc
7.00%, 01/20/2020(d),*	1,400	1,577	—	—	1,400	1,577
Glencore Funding LLC
1.70%, 05/27/2016(d)	—	—	4,365	4,389	4,365	4,389
3.13%, 04/29/2019(d)	—	—	4,950	4,950	4,950	4,950
Samarco Mineracao SA
4.13%, 11/01/2022(d)	—	—	2,000	1,857	2,000	1,857

BONDS (continued)	Core Plus Bond Fund I Principal Amount (000's)	Core Plus Bond Fund I Value (000's)	Bond & Mortgage Securities Fund Principal Amount (000's)	Bond & Mortgage Securities Fund Value (000's)	Combined Portfolio Principal Amount (000's)	Combined Portfolio Value (000's)
Iron & Steel (continued)
Signode Industrial Group Lux SA/Signode Industrial Group US Inc
6.38%, 05/01/2022(d)	$—	$—	$720	$727	$720	$727
		$2,702		$15,882		$18,584
Lodging - 0.08%
Caesars Entertainment Operating Co Inc
11.25%, 06/01/2017	—	—	170	162	170	162
MGM Resorts International
6.63%, 12/15/2021	—	—	365	402	365	402
10.00%, 11/01/2016	—	—	1,205	1,431	1,205	1,431
Wyndham Worldwide Corp
2.50%, 03/01/2018	—	—	2,920	2,946	2,920	2,946
		$—		$4,941		$4,941
Machinery - Construction & Mining - 0.03%
Ferreycorp SAA
4.88%, 04/26/2020(d)	—	—	1,150	1,116	1,150	1,116
Vander Intermediate Holding II Corp
9.75%, PIK 10.50%, 02/01/2019(d),(h)	—	—	385	406	385	406
		$—		$1,522		$1,522
Machinery - Diversified - 0.00%
CNH America LLC
7.25%, 01/15/2016	—	—	150	164	150	164

Media - 1.11%
21st Century Fox America Inc
5.40%, 10/01/2043	—	—	1,945	2,141	1,945	2,141
6.15%, 02/15/2041	—	—	470	567	470	567
Cablevision Systems Corp
8.00%, 04/15/2020	—	—	990	1,143	990	1,143
CBS Corp
5.75%, 04/15/2020	—	—	1,640	1,888	1,640	1,888
7.88%, 07/30/2030	—	—	60	80	60	80
Columbus International Inc
7.38%, 03/30/2021(d)	—	—	1,000	1,045	1,000	1,045
Comcast Corp
4.75%, 03/01/2044	—	—	3,105	3,236	3,105	3,236
5.65%, 06/15/2035	—	—	560	645	560	645
6.40%, 05/15/2038	—	—	305	381	305	381
CSC Holdings LLC
6.75%, 11/15/2021	—	—	280	312	280	312
Cumulus Media Holdings Inc
7.75%, 05/01/2019	—	—	780	831	780	831
DIRECTV Holdings LLC / DIRECTV Financing Co Inc
4.45%, 04/01/2024	—	—	2,510	2,546	2,510	2,546
5.00%, 03/01/2021	—	—	2,035	2,205	2,035	2,205
5.15%, 03/15/2042	—	—	850	831	850	831
6.00%, 08/15/2040	—	—	790	842	790	842
DISH DBS Corp
4.25%, 04/01/2018	—	—	785	820	785	820
5.88%, 07/15/2022	—	—	950	1,025	950	1,025
6.63%, 10/01/2014*	500	512	—	—	500	512
6.75%, 06/01/2021	—	—	1,605	1,814	1,605	1,814
7.75%, 05/31/2015*	1,000	1,067	—	—	1,000	1,067
7.88%, 09/01/2019	—	—	1,517	1,800	1,517	1,800
Globo Comunicacao e Participacoes SA
4.88%, 04/11/2022(d)	—	—	800	807	800	807
NBCUniversal Enterprise Inc
0.91%, 04/15/2018(d),(e)	—	—	5,490	5,549	5,490	5,549
NBCUniversal Media LLC
2.88%, 01/15/2023	—	—	30	29	30	29
4.45%, 01/15/2043	—	—	1	1	1	1
5.15%, 04/30/2020	—	—	4,093	4,673	4,093	4,673
6.40%, 04/30/2040	—	—	800	1,004	800	1,004
Nielsen Finance LLC / Nielsen Finance Co
5.00%, 04/15/2022(d)	—	—	655	657	655	657
Numericable Group SA
6.00%, 05/15/2022(d),(f)	—	—	490	502	490	502
RCN Telecom Services LLC / RCN Capital Corp
8.50%, 08/15/2020(d)	—	—	625	662	625	662
Time Warner Cable Inc
4.13%, 02/15/2021	—	—	3,280	3,518	3,280	3,518
5.88%, 11/15/2040	—	—	660	761	660	761
6.55%, 05/01/2037	—	—	3,590	4,401	3,590	4,401
6.75%, 07/01/2018	—	—	920	1,090	920	1,090
8.75%, 02/14/2019	—	—	1,635	2,094	1,635	2,094
Time Warner Inc
6.25%, 03/29/2041	—	—	3,025	3,621	3,025	3,621

BONDS (continued)	Core Plus Bond Fund I Principal Amount (000's)	Core Plus Bond Fund I Value (000's)	Bond & Mortgage Securities Fund Principal Amount (000's)	Bond & Mortgage Securities Fund Value (000's)	Combined Portfolio Principal Amount (000's)	Combined Portfolio Value (000's)
Media (continued)
Time Warner Inc (continued)
7.63%, 04/15/2031	$—	$—	$1,050	$1,430	$1,050	$1,430
Univision Communications Inc
6.88%, 05/15/2019(d)	—	—	265	283	265	283
8.50%, 05/15/2021(d)	—	—	1,355	1,491	1,355	1,491
Viacom Inc
4.38%, 03/15/2043	—	—	3,446	3,163	3,446	3,163
5.25%, 04/01/2044	—	—	850	889	850	889
5.85%, 09/01/2043	—	—	565	635	565	635
VTR Finance BV
6.88%, 01/15/2024(d)	—	—	2,455	2,558	2,455	2,558
WideOpenWest Finance LLC / WideOpenWest Capital Corp
13.38%, 10/15/2019	—	—	1,745	2,050	1,745	2,050
10.25%, 07/15/2019(d)	—	—	350	396	350	396
		$1,579		$66,416		$67,995
Metal Fabrication & Hardware - 0.01%
Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp
9.75%, PIK 10.50%, 06/15/2019(d),(h)	—	—	485	483	485	483

Mining - 0.46%
Anglo American Capital PLC
1.18%, 04/15/2016(d),(e)	—	—	5,290	5,306	5,290	5,306
Barrick Gold Corp
3.85%, 04/01/2022	—	—	1,095	1,055	1,095	1,055
BHP Billiton Finance USA Ltd
2.05%, 09/30/2018	—	—	4,600	4,635	4,600	4,635
Corp Nacional del Cobre de Chile
5.63%, 10/18/2043(d)	—	—	1,500	1,600	1,500	1,600
FMG Resources August 2006 Pty Ltd
6.88%, 02/01/2018(d)	—	—	495	522	495	522
6.88%, 04/01/2022(d)	—	—	385	412	385	412
8.25%, 11/01/2019(d)	—	—	730	807	730	807
Freeport-McMoRan Copper & Gold Inc
3.10%, 03/15/2020	—	—	2,540	2,516	2,540	2,516
5.45%, 03/15/2043	—	—	405	413	405	413
MMC Norilsk Nickel OJSC via MMC Finance Ltd
5.55%, 10/28/2020(d)	—	—	900	868	900	868
Newmont Mining Corp
4.88%, 03/15/2042	—	—	1,895	1,638	1,895	1,638
Rio Tinto Finance USA PLC
2.00%, 03/22/2017	—	—	2,350	2,399	2,350	2,399
St Barbara Ltd
8.88%, 04/15/2018(d)	—	—	680	564	680	564
Teck Resources Ltd
3.75%, 02/01/2023	—	—	950	906	950	906
5.20%, 03/01/2042	—	—	380	351	380	351
Volcan Cia Minera SAA
5.38%, 02/02/2022(d)	—	—	350	346	350	346
5.38%, 02/02/2022	—	—	600	592	600	592
Xstrata Finance Canada Ltd
2.05%, 10/23/2015(d),(e)	—	—	1,910	1,933	1,910	1,933
2.70%, 10/25/2017(d),(e)	—	—	1,315	1,334	1,315	1,334
		$—		$28,197		$28,197
Miscellaneous Manufacturing - 0.30%
Eaton Corp
2.75%, 11/02/2022	—	—	4,155	3,997	4,155	3,997
General Electric Co
4.50%, 03/11/2044	—	—	3,660	3,769	3,660	3,769
Ingersoll-Rand Global Holding Co Ltd
2.88%, 01/15/2019(d)	—	—	1,065	1,083	1,065	1,083
Textron Inc
6.20%, 03/15/2015	—	—	1,835	1,922	1,835	1,922
Tyco Electronics Group SA
1.60%, 02/03/2015	—	—	1,265	1,275	1,265	1,275
2.38%, 12/17/2018	—	—	2,150	2,139	2,150	2,139
3.50%, 02/03/2022	—	—	3,695	3,718	3,695	3,718
7.13%, 10/01/2037	—	—	105	136	105	136
		$—		$18,039		$18,039
Mortgage Backed Securities - 5.05%
Adjustable Rate Mortgage Trust 2004-2
1.29%, 02/25/2035(e)	—	—	97	97	97	97
Arran Residential Mortgages Funding 2010-1 PLC
1.69%, 05/16/2047(d),(e),*	EUR 2,815	3,949	EUR -	—	EUR 2,815	3,949
Banc of America Commercial Mortgage Trust 2006-3

5.89%, 07/10/2044	$—	—	$595	644	$595	644
BONDS (continued)	Core Plus Bond Fund I Principal Amount (000's)	Core Plus Bond Fund I Value (000's)	Bond & Mortgage Securities Fund Principal Amount (000's)	Bond & Mortgage Securities Fund Value (000's)	Combined Portfolio Principal Amount (000's)	Combined Portfolio Value (000's)
Mortgage Backed Securities (continued)
Banc of America Commercial Mortgage Trust 2007-3
0.43%, 06/10/2049(d),(e)	$—	$—	$1,000	$957	$1,000	$957
Banc of America Commercial Mortgage Trust 2008-1
6.46%, 02/10/2051(e)	—	—	3,255	3,713	3,255	3,713
Banc of America Funding 2004-D Trust
2.56%, 06/25/2034(e),*	136	139	—	—	136	139
Banc of America Mortgage 2004-H Trust
2.75%, 09/25/2034(e),*	2,820	2,824	—	—	2,820	2,824
Banc of America Mortgage Trust 2005-11
5.50%, 12/25/2020*	665	683	—	—	665	683
Banc of America Re-REMIC Trust 2009-UBER2
5.79%, 02/24/2051(d),(e),*	14,351	16,082	—	—	14,351	16,082
BB-UBS Trust
2.89%, 06/05/2030(d),(e)	—	—	2,100	2,013	2,100	2,013
BCAP LLC 2011-RR4-I Trust
5.25%, 02/26/2036(d),*	2,065	1,883	—	—	2,065	1,883
BCAP LLC 2011-RR5-I Trust
5.18%, 03/26/2037(d),(e),*	440	436	—	—	440	436
5.25%, 08/26/2037(d),(e),*	4,467	4,652	—	—	4,467	4,652
BCRR Trust 2009-1
5.86%, 07/17/2040(d)	—	—	1,945	2,154	1,945	2,154
Bear Stearns ALT-A Trust 2005-4
2.53%, 05/25/2035(e),*	331	323	—	—	331	323
Bear Stearns ALT-A Trust 2005-7
2.66%, 09/25/2035(e),*	31	27	—	—	31	27
Bear Stearns ARM Trust 2004-1
2.67%, 04/25/2034(e),*	347	349	—	—	347	349
Bear Stearns ARM Trust 2005-11
3.07%, 12/25/2035(e),*	207	209	—	—	207	209
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR16
5.90%, 06/11/2040(e),*	11,583	12,989	—	—	11,583	12,989
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17
5.70%, 06/11/2050*	134	136	—	—	134	136
CD 2006-CD3 Mortgage Trust
5.62%, 10/15/2048	—	—	2,440	2,638	2,440	2,638
Chase Mortgage Finance Trust Series 2005-A1
4.92%, 12/25/2035(e),*	2,962	2,893	—	—	2,962	2,893
Chase Mortgage Finance Trust Series 2006-A1
5.64%, 09/25/2036(e),*	1,789	1,626	—	—	1,789	1,626
CHL Mortgage Pass-Through Trust 2005-24
5.50%, 11/25/2035*	1,789	1,706	—	—	1,789	1,706
Citicorp Mortgage Securities Trust Series 2006-4
5.50%, 08/25/2036*	915	932	—	—	915	932
Citicorp Mortgage Securities Trust Series 2007-8
6.00%, 09/25/2037*	4,625	4,840	-	-	4,625	4,840
Citigroup Mortgage Loan Trust Inc
5.50%, 09/25/2035*	7,653	7,797	—	—	7,653	7,797
COMM 2010-RR1
5.54%, 12/11/2049(d),(e)	—	—	900	966	900	966
COMM 2013-CCRE6 Mortgage Trust
3.10%, 03/10/2046(e)	—	—	425	417	425	417
Commercial Mortgage Pass Through Certificates
4.93%, 10/15/2045(d),(e)	—	—	700	708	700	708
Credit Suisse Commercial Mortgage Trust Series 2006-C3
5.98%, 06/15/2038(e)	—	—	97	104	97	104
Credit Suisse Commercial Mortgage Trust Series 2006-C5
0.92%, 12/15/2039(e)	—	—	13,772	220	13,772	220
5.30%, 12/15/2039*	2,417	2,636	—	—	2,417	2,636
Credit Suisse Commercial Mortgage Trust Series 2007-C3
5.87%, 06/15/2039(e)	—	—	1,703	1,854	1,703	1,854
Credit Suisse Commercial Mortgage Trust Series 2008-C1
6.18%, 02/15/2041(e),*	1,300	1,462	—	—	1,300	1,462
Credit Suisse First Boston Mortgage Securities Corp
0.93%, 11/15/2037(d),(e)	—	—	14,647	43	14,647	43
4.77%, 07/15/2037	—	—	2,025	2,076	2,025	2,076
CSMC Series 2009-RR1
5.38%, 02/15/2040(d)	—	—	3,165	3,447	3,165	3,447
CSMC Series 2009-RR3
5.34%, 12/15/2043(d),(e)	—	—	1,545	1,672	1,545	1,672
Fannie Mae Grantor Trust 2000-T6
7.50%, 06/25/2030*	18	21	—	—	18	21
Fannie Mae Grantor Trust 2002-T16
7.50%, 07/25/2042*	28	32	—	—	28	32
Fannie Mae REMIC Trust 2005-W2
0.35%, 05/25/2035(e)	—	—	795	785	795	785

BONDS (continued)	Core Plus Bond Fund I Principal Amount (000's)	Core Plus Bond Fund I Value (000's)	Bond & Mortgage Securities Fund Principal Amount (000's)	Bond & Mortgage Securities Fund Value (000's)	Combined Portfolio Principal Amount (000's)	Combined Portfolio Value (000's)
Mortgage Backed Securities (continued)
Fannie Mae REMICS
0.46%, 04/25/2037(e),*	$871	$869	$—	$—	$871	$869
0.60%, 09/25/2035(e),*	2,176	2,180	—	—	2,176	2,180
2.25%, 07/25/2040	—	—	537	525	537	525
3.50%, 05/25/2027(e)	—	—	9,087	1,204	9,087	1,204
3.50%, 11/25/2027(e)	—	—	3,356	449	3,356	449
3.50%, 04/25/2028(e)	—	—	10,167	1,379	10,167	1,379
3.50%, 07/25/2040	—	—	4,955	5,033	4,955	5,033
4.00%, 12/25/2028(e)	—	—	6,518	924	6,518	924
6.35%, 12/25/2021(e)	—	—	1,959	230	1,959	230
6.35%, 03/25/2022(e)	—	—	1,105	133	1,105	133
6.60%, 11/25/2036(e)	—	—	3,037	449	3,037	449
38.48%, 08/25/2035(e)	—	—	58	17	58	17
FHLMC Multifamily Structured Pass Through Certificates
1.88%, 05/25/2019	—	—	6,375	6,342	6,375	6,342
2.22%, 12/25/2018(e)	—	—	1,650	1,675	1,650	1,675
2.70%, 05/25/2018	—	—	2,500	2,595	2,500	2,595
Freddie Mac REMICS
0.60%, 06/15/2023(e)	—	—	85	86	85	86
0.75%, 08/15/2018(e)	—	—	733	740	733	740
1.25%, 09/15/2033	—	—	14,100	14,152	14,100	14,152
2.00%, 02/15/2036(e)	—	—	1,804	1,805	1,804	1,805
2.75%, 03/15/2041	—	—	2,974	2,995	2,974	2,995
3.00%, 10/15/2027(e)	—	—	2,045	280	2,045	280
3.50%, 10/15/2027(e)	—	—	3,802	497	3,802	497
4.00%, 09/15/2021	—	—	396	405	396	405
4.00%, 11/15/2025(e)	—	—	15,232	1,849	15,232	1,849
4.50%, 02/15/2029(e)	—	—	10,400	1,176	10,400	1,176
6.05%, 06/15/2042(e)	—	—	4,299	680	4,299	680
6.45%, 04/15/2040(e)	—	—	4,689	736	4,689	736
6.48%, 03/15/2036(e)	—	—	3,942	702	3,942	702
6.50%, 05/15/2026(e)	—	—	3,701	597	3,701	597
6.55%, 07/15/2026(e)	—	—	4,604	763	4,604	763
6.55%, 09/15/2026(e)	—	—	4,995	782	4,995	782
6.55%, 09/15/2026(e)	—	—	6,550	1,204	6,550	1,204
6.55%, 04/15/2040(e)	—	—	4,358	827	4,358	827
6.60%, 09/15/2034(e)	—	—	1,698	204	1,698	204
Freddie Mac Structured Agency Credit Risk Debt Notes
1.00%, 04/25/2024(e)	—	—	7,325	7,335	7,325	7,335
GE Commercial Mortgage Corp Series 2007-C1 Trust
0.35%, 12/10/2049(e)	—	—	8,559	—	8,559	—
5.61%, 12/10/2049(e)	—	—	5,875	6,171	5,875	6,171
Ginnie Mae
1.75%, 10/16/2037	—	—	1,361	1,378	1,361	1,378
3.00%, 09/20/2028(e)	—	—	5,335	635	5,335	635
4.00%, 11/16/2028(e)	—	—	12,490	1,621	12,490	1,621
4.50%, 05/16/2043(e)	—	—	4,879	977	4,879	977
5.00%, 10/16/2022(e)	—	—	4,514	246	4,514	246
GS Mortgage Securities Trust 2012-GCJ7
2.77%, 05/10/2045(e)	—	—	19,470	2,447	19,470	2,447
GS Mortgage Securities Trust 2013-GCJ12
3.78%, 06/10/2046(e)	—	—	780	774	780	774
GSMPS Mortgage Loan Trust 2001-2
7.50%, 06/19/2032(d),*	139	146	—	—	139	146
Holmes Master Issuer PLC
1.68%, 10/15/2054(d),(e),*	EUR 816	1,134	EUR -	—	EUR 816	1,134
HomeBanc Mortgage Trust 2005-4
0.42%, 10/25/2035(e),*	$5,140	4,552	$—	—	$5,140	4,552
Impac CMB Trust Series 2007-A
0.40%, 05/25/2037(e)	—	—	2,185	2,124	2,185	2,124
JP Morgan Chase Commercial Mortgage Securities Corp
2.09%, 12/15/2047(e)	—	—	22,285	2,252	22,285	2,252
3.35%, 12/15/2047(d),(e)	—	—	500	494	500	494
JP Morgan Chase Commercial Mortgage Securities Trust 2004-LN2
5.12%, 07/15/2041	—	—	105	105	105	105
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC12
5.26%, 09/12/2037(e)	—	—	300	180	300	180
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC17
5.43%, 12/12/2043	—	—	2,200	2,379	2,200	2,379
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9
5.34%, 05/15/2047	—	—	225	245	225	245

BONDS (continued)	Core Plus Bond Fund I Principal Amount (000's)	Core Plus Bond Fund I Value (000's)	Bond & Mortgage Securities Fund Principal Amount (000's)	Bond & Mortgage Securities Fund Value (000's)	Combined Portfolio Principal Amount (000's)	Combined Portfolio Value (000's)
Mortgage Backed Securities (continued)
JP Morgan Chase Commercial Mortgage Securities Trust 2007-C1
0.56%, 02/15/2051(e)	$—	$—	$29,227	$86	$29,227	$86
JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5
3.15%, 08/15/2046	—	—	2,097	2,186	2,097	2,186
5.50%, 08/15/2046(d),(e)	—	—	800	880	800	880
JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16
1.55%, 12/15/2046(e)	—	—	13,447	981	13,447	981
JP Morgan Mortgage Trust 2005-S3
5.75%, 01/25/2036*	325	301	—	—	325	301
JP Morgan Mortgage Trust 2006-A6
5.53%, 10/25/2036(e),*	1,649	1,511	—	—	1,649	1,511
JP Morgan Mortgage Trust 2007-A1
2.72%, 07/25/2035(e),*	1,129	1,124	—	—	1,129	1,124
JPMBB Commercial Mortgage Securities Trust 2013-C15
1.78%, 11/15/2045(e)	—	—	50,235	4,004	50,235	4,004
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.97%, 02/15/2047(e)	—	—	2,700	2,786	2,700	2,786
LB-UBS Commercial Mortgage Trust 2005-C3
0.94%, 07/15/2040(d),(e)	—	—	43,034	364	43,034	364
4.74%, 07/15/2030	—	—	2,416	2,482	2,416	2,482
LB-UBS Commercial Mortgage Trust 2005-C7
5.32%, 11/15/2040	—	—	2,200	2,325	2,200	2,325
LB-UBS Commercial Mortgage Trust 2007-C1
0.60%, 02/15/2040(e)	—	—	10,954	128	10,954	128
LB-UBS Commercial Mortgage Trust 2007-C2
5.43%, 02/15/2040	—	—	1,935	2,130	1,935	2,130
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%, 07/15/2040	—	—	7,350	8,144	7,350	8,144
MASTR Asset Securitization Trust 2005-2
5.25%, 11/25/2035	—	—	2,000	2,028	2,000	2,028
MASTR Reperforming Loan Trust 2005-1
7.00%, 08/25/2034(d),*	178	183	—	—	178	183
Merrill Lynch Mortgage Investors Trust MLMI Series 2005-A5
2.46%, 06/25/2035(e),*	947	929	—	—	947	929
Merrill Lynch Mortgage Investors Trust Series 2005-2
1.60%, 10/25/2035(e),*	6,160	6,030	—	—	6,160	6,030
Merrill Lynch Mortgage Investors Trust Series 2005-A8
0.50%, 08/25/2036(e)	—	—	202	173	202	173
Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3
2.14%, 11/25/2035(e),*	1,056	1,039	—	—	1,056	1,039
Merrill Lynch Mortgage Trust 2005-CIP1
5.05%, 07/12/2038	—	—	855	890	855	890
ML-CFC Commercial Mortgage Trust 2006-4
0.81%, 12/12/2049(e)	—	—	69,602	287	69,602	287
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11
0.90%, 08/15/2046(e)	—	—	29,740	979	29,740	979
Morgan Stanley Capital I Trust 2004-IQ8
5.11%, 06/15/2040(e),*	37	37	—	—	37	37
Morgan Stanley Capital I Trust 2007-HQ12
5.78%, 04/12/2049(e)	—	—	1,360	1,480	1,360	1,480
5.78%, 04/12/2049(e)	—	—	6,719	6,939	6,719	6,939
Morgan Stanley Capital I Trust 2007-IQ13
5.36%, 03/15/2044(e)	—	—	700	769	700	769
Morgan Stanley Mortgage Loan Trust 2005-4
5.50%, 08/25/2035*	707	721	—	—	707	721
Morgan Stanley Reremic Trust
4.97%, 04/16/2040(d)	—	—	3,235	3,270	3,235	3,270
Morgan Stanley Re-REMIC Trust 2011-IO
2.50%, 03/23/2051(c),(d)	—	—	1,018	1,018	1,018	1,018
MSBAM Commercial Mortgage Securities Trust 2012-CKSV
1.29%, 10/15/2022(d),(e)	—	—	23,610	1,780	23,610	1,780
3.28%, 10/15/2022(d)	—	—	3,075	2,934	3,075	2,934
Opteum Mortgage Acceptance Corp Asset Backed Pass-Through Certificates 2005-5
5.64%, 12/25/2035(e),*	101	103	—	—	101	103
RBSCF Trust 2009-RR1
6.05%, 09/17/2039(d),(e)	—	—	253	253	253	253
RBSCF Trust 2010-RR3
5.47%, 09/16/2039(d),*	18,297	19,719	—	—	18,297	19,719

BONDS (continued)	Core Plus Bond Fund I Principal Amount (000's)	Core Plus Bond Fund I Value (000's)	Bond & Mortgage Securities Fund Principal Amount (000's)	Bond & Mortgage Securities Fund Value (000's)	Combined Portfolio Principal Amount (000's)	Combined Portfolio Value (000's)
Mortgage Backed Securities (continued)
RBSSP Resecuritization Trust 2011-3
0.40%, 02/26/2037(d),(e),*	$2,918	$2,726	$—	$—	$2,918	$2,726
Residential Asset Securitization Trust 2004-A10
5.50%, 02/25/2035	—	—	428	436	428	436
Silenus European Loan Conduit NO 25 Ltd
0.44%, 05/15/2019(e),*	EUR 86	118	EUR -	—	EUR 86	118
STARM Mortgage Loan Trust 2007-4
5.58%, 10/25/2037(e),*	$8,499	7,828	$—	—	$8,499	7,828
Structured Adjustable Rate Mortgage Loan Trust
2.42%, 04/25/2035(e),*	3,313	3,223	—	—	3,313	3,223
Structured Asset Securities Corp Mortgage Pass-Through Ctfs Ser 2004-20
6.00%, 11/25/2034*	6,054	6,164	—	—	6,054	6,164
UBS Commercial Mortgage Trust 2012-C1
3.40%, 05/10/2045(e)	—	—	550	556	550	556
UBS-Barclays Commercial Mortgage Trust 2012-C3
3.09%, 08/10/2049(e)	—	—	2,125	2,093	2,125	2,093
UBS-Barclays Commercial Mortgage Trust 2012-C4
2.02%, 12/10/2045(d),(e)	—	—	20,485	2,277	20,485	2,277
UBS-Barclays Commercial Mortgage Trust 2013-C5
3.18%, 03/10/2046(e)	—	—	2,025	1,993	2,025	1,993
4.23%, 03/10/2046(d),(e)	—	—	1,090	968	1,090	968
Wachovia Bank Commercial Mortgage Trust Series 2006-C23
5.42%, 01/15/2045*	200	214	—	—	200	214
Wachovia Bank Commercial Mortgage Trust Series 2007-C30
0.35%, 12/15/2043(d),(e)	—	—	1,350	1,285	1,350	1,285
5.25%, 12/15/2043	—	—	1,367	1,369	1,367	1,369
Wachovia Bank Commercial Mortgage Trust Series 2007-C34
5.68%, 05/15/2046(e)	—	—	250	277	250	277
WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust
4.67%, 02/25/2037(e),*	4,835	4,467	—	—	4,835	4,467
Wells Fargo Mortgage Backed Securities 2004-DD Trust
2.62%, 01/25/2035(e),*	2,688	2,660	—	—	2,688	2,660
Wells Fargo Mortgage Backed Securities 2005-AR16 Trust
2.62%, 03/25/2035(e)	—	—	513	503	513	503
Wells Fargo Mortgage Backed Securities 2006-AR2 Trust
2.61%, 03/25/2036(e),*	3,997	3,825	—	—	3,997	3,825
		$140,429		$166,359		$306,788
Municipals - 0.01%
Autonomous Community of Valencia Spain
4.38%, 07/16/2015*	EUR 600	859	EUR -	—	EUR 600	859

Office & Business Equipment - 0.05%
Xerox Corp
2.95%, 03/15/2017	$—	—	$555	579	$ 555	579
6.75%, 02/01/2017	—	—	550	628	550	628
6.75%, 12/15/2039	—	—	1,360	1,611	1,360	1,611
		$—		$2,818		$2,818
Oil & Gas - 2.49%
Afren PLC
6.63%, 12/09/2020(d)	—	—	1,300	1,306	1,300	1,306
Anadarko Petroleum Corp
5.95%, 09/15/2016	—	—	3,190	3,555	3,190	3,555
6.45%, 09/15/2036	—	—	30	37	30	37
BP Capital Markets PLC
0.78%, 05/10/2019(e)	—	—	6,585	6,598	6,585	6,598
2.24%, 09/26/2018	—	—	1,600	1,622	1,600	1,622
Canadian Natural Resources Ltd
3.80%, 04/15/2024	—	—	1,010	1,029	1,010	1,029
Carrizo Oil & Gas Inc
7.50%, 09/15/2020	—	—	815	892	815	892
8.63%, 10/15/2018	—	—	765	819	765	819
Chaparral Energy Inc
7.63%, 11/15/2022	—	—	60	64	60	64
9.88%, 10/01/2020	—	—	655	742	655	742
Chesapeake Energy Corp
3.25%, 03/15/2016	—	—	180	182	180	182
3.47%, 04/15/2019(e)	—	—	2,700	2,727	2,700	2,727
4.88%, 04/15/2022	—	—	1,380	1,382	1,380	1,382
6.13%, 02/15/2021	—	—	615	673	615	673
Chevron Corp
1.10%, 12/05/2017	—	—	205	204	205	204

1.72%, 06/24/2018	—	—	1,650	1,654	1,650	1,654
BONDS (continued)	Core Plus Bond Fund I Principal Amount (000's)	Core Plus Bond Fund I Value (000's)	Bond & Mortgage Securities Fund Principal Amount (000's)	Bond & Mortgage Securities Fund Value (000's)	Combined Portfolio Principal Amount (000's)	Combined Portfolio Value (000's)
Oil & Gas (continued)
CNOOC Finance 2013 Ltd
3.00%, 05/09/2023	$—	$—	$600	$550	$600	$550
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/2024	—	—	2,150	2,150	2,150	2,150
Concho Resources Inc
7.00%, 01/15/2021	—	—	730	810	730	810
ConocoPhillips
5.75%, 02/01/2019	—	—	500	584	500	584
Continental Resources Inc/OK
4.50%, 04/15/2023	—	—	1,465	1,539	1,465	1,539
Denbury Resources Inc
5.50%, 05/01/2022	—	—	1,055	1,067	1,055	1,067
Devon Energy Corp
2.25%, 12/15/2018	—	—	4,935	4,945	4,935	4,945
Diamond Offshore Drilling Inc
4.88%, 11/01/2043	—	—	55	54	55	54
Ecopetrol SA
5.88%, 09/18/2023	—	—	3,950	4,320	3,950	4,320
Encana Corp
5.15%, 11/15/2041	—	—	1,035	1,093	1,035	1,093
EP Energy LLC / EP Energy Finance Inc
9.38%, 05/01/2020	—	—	710	818	710	818
Gazprom OAO Via Gaz Capital SA
8.13%, 07/31/2014(d),*	11,100	11,211	—	—	11,100	11,211
GeoPark Latin America Ltd Agencia en Chile
7.50%, 02/11/2020(d)	—	—	1,550	1,628	1,550	1,628
GS Caltex Corp
3.25%, 10/01/2018(d)	—	—	800	812	800	812
Halcon Resources Corp
8.88%, 05/15/2021	—	—	450	466	450	466
9.25%, 02/15/2022(d)	—	—	325	341	325	341
9.75%, 07/15/2020(d)	—	—	60	64	60	64
KazMunayGas National Co JSC
4.40%, 04/30/2023(d)	—	—	2,250	2,123	2,250	2,123
7.00%, 05/05/2020	—	—	770	865	770	865
Kerr-McGee Corp
6.95%, 07/01/2024	—	—	1,000	1,256	1,000	1,256
7.88%, 09/15/2031	—	—	2,025	2,782	2,025	2,782
Kodiak Oil & Gas Corp
5.50%, 01/15/2021	—	—	760	783	760	783
5.50%, 02/01/2022	—	—	260	267	260	267
8.13%, 12/01/2019	—	—	570	633	570	633
Linn Energy LLC / Linn Energy Finance Corp
7.25%, 11/01/2019(d),(e)	—	—	520	538	520	538
Nabors Industries Inc
2.35%, 09/15/2016(d)	—	—	1,400	1,431	1,400	1,431
Newfield Exploration Co
6.88%, 02/01/2020	—	—	300	320	300	320
Northern Blizzard Resources Inc
7.25%, 02/01/2022(d)	—	—	890	914	890	914
Oasis Petroleum Inc
6.50%, 11/01/2021	—	—	455	487	455	487
6.88%, 03/15/2022(d)	—	—	290	315	290	315
6.88%, 01/15/2023	—	—	820	888	820	888
Ocean Rig UDW Inc
7.25%, 04/01/2019(d)	—	—	1,205	1,151	1,205	1,151
Odebrecht Drilling Norbe VIII/IX Ltd
6.35%, 06/30/2021(d),*	630	663	—	—	630	663
Pacific Drilling SA
5.38%, 06/01/2020(d)	—	—	1,190	1,157	1,190	1,157
Pacific Rubiales Energy Corp
5.13%, 03/28/2023(d)	—	—	1,700	1,643	1,700	1,643
7.25%, 12/12/2021(d)	—	—	2,865	3,130	2,865	3,130
PDC Energy Inc
7.75%, 10/15/2022	—	—	1,150	1,262	1,150	1,262
Petrobras Global Finance BV
3.25%, 03/17/2017	—	—	3,400	3,449	3,400	3,449
Petrobras International Finance Co
3.88%, 01/27/2016*	7,600	7,825	—	—	7,600	7,825
5.38%, 01/27/2021	—	—	2,350	2,407	2,350	2,407
5.88%, 03/01/2018*	4,700	5,078	—	—	4,700	5,078
7.88%, 03/15/2019*	9,600	11,131	—	—	9,600	11,131
Petroleos de Venezuela SA
5.25%, 04/12/2017	—	—	1,890	1,521	1,890	1,521
Petroleos Mexicanos

4.88%, 01/24/2022	—	—	3,750	3,937	3,750	3,937
BONDS (continued)	Core Plus Bond Fund I Principal Amount (000's)	Core Plus Bond Fund I Value (000's)	Bond & Mortgage Securities Fund Principal Amount(000's)	Bond & Mortgage Securities Fund Value (000's)	Combined Portfolio Principal Amount (000's)	Combined Portfolio Value (000's)
Oil & Gas (continued)
Petroleos Mexicanos (continued)
4.88%, 01/18/2024(d)	$—	$—	$2,000	$2,070	$2,000	$2,070
8.00%, 05/03/2019*	500	611	—	—	500	611
QEP Resources Inc
5.25%, 05/01/2023	—	—	795	787	795	787
6.80%, 04/01/2018	—	—	200	218	200	218
QGOG Constellation SA
6.25%, 11/09/2019(d)	—	—	2,100	2,116	2,100	2,116
RKI Exploration & Production LLC / RKI Finance Corp
8.50%, 08/01/2021(d)	—	—	874	948	874	948
Rosneft Oil Co via Rosneft International Finance Ltd
4.20%, 03/06/2022(d)	—	—	1,550	1,292	1,550	1,292
Rowan Cos Inc
4.75%, 01/15/2024	—	—	2,690	2,754	2,690	2,754
5.00%, 09/01/2017	—	—	1,875	2,039	1,875	2,039
Seadrill Ltd
5.63%, 09/15/2017(d)	—	—	1,740	1,799	1,740	1,799
Sibur Securities Ltd
3.91%, 01/31/2018(d)	—	—	2,000	1,755	2,000	1,755
Statoil ASA
1.20%, 01/17/2018	—	—	1,700	1,677	1,700	1,677
1.80%, 11/23/2016	—	—	2,535	2,598	2,535	2,598
Talisman Energy Inc
3.75%, 02/01/2021	—	—	2,580	2,599	2,580	2,599
5.50%, 05/15/2042	—	—	1,095	1,128	1,095	1,128
7.75%, 06/01/2019	—	—	2,355	2,878	2,355	2,878
Total Capital International SA
1.50%, 02/17/2017	—	—	1,495	1,518	1,495	1,518
1.55%, 06/28/2017	—	—	1,240	1,254	1,240	1,254
Total Capital SA
2.13%, 08/10/2018	—	—	1,620	1,646	1,620	1,646
Transocean Inc
6.38%, 12/15/2021	—	—	2,580	2,916	2,580	2,916
YPF SA
8.75%, 04/04/2024(d)	—	—	2,625	2,641	2,625	2,641
		$36,519		$114,619		$151,138
Oil & Gas Services - 0.12%
Cameron International Corp
1.15%, 12/15/2016	—	—	1,790	1,790	1,790	1,790
CGG SA
6.88%, 01/15/2022(d),(f)	—	—	275	277	275	277
9.50%, 05/15/2016	—	—	75	77	75	77
Exterran Partners LP / EXLP Finance Corp
6.00%, 10/01/2022(d)	—	—	395	393	395	393
FTS International Inc
6.25%, 05/01/2022(d)	—	—	150	152	150	152
Hornbeck Offshore Services Inc
5.00%, 03/01/2021	—	—	440	427	440	427
Key Energy Services Inc
6.75%, 03/01/2021	—	—	695	733	695	733
Weatherford International LLC
6.35%, 06/15/2017	—	—	850	969	850	969
Weatherford International Ltd/Bermuda
5.95%, 04/15/2042	—	—	1,100	1,237	1,100	1,237
6.50%, 08/01/2036	—	—	1,125	1,313	1,125	1,313
		$—		$7,368		$7,368
Other Asset Backed Securities - 2.27%
Aames Mortgage Investment Trust 2005-2
1.10%, 07/25/2035(e),*	4,091	3,640	—	—	4,091	3,640
ACA CLO 2006-1 Ltd
0.48%, 07/25/2018(d),(e),*	291	289	—	—	291	289
Carrington Mortgage Loan Trust Series 2005-FRE1
0.43%, 12/25/2035(e)	—	—	1,092	1,089	1,092	1,089
Chase Funding Trust Series 2003-5
0.75%, 07/25/2033(e)	—	—	1,193	1,139	1,193	1,139
Chase Funding Trust Series 2004-1
0.61%, 12/25/2033(e)	—	—	23	21	23	21
CIT Equipment Collateral 2013-VT1
0.65%, 03/21/2016(d)	—	—	5,000	5,002	5,000	5,002
Citigroup Mortgage Loan Trust Inc
0.39%, 10/25/2036(e),*	5,600	5,200	—	—	5,600	5,200
Countrywide Asset-Backed Certificates
0.27%, 06/25/2047(e),*	1,454	1,419	—	—	1,454	1,419
0.31%, 10/25/2047(e)	—	—	3,847	3,773	3,847	3,773
0.50%, 04/25/2036(e),*	3,266	3,196	—	—	3,266	3,196
0.93%, 06/25/2035(e)	—	—	324	323	324	323

1.76%, 01/25/2034(e)	—	—	16	14	16	14

BONDS (continued)	Core Plus Bond Fund I Principal Amount (000's)	Core Plus Bond Fund I Value (000's)	Bond & Mortgage Securities Fund Principal Amount(000's)	Bond & Mortgage Securities Fund Value (000's)	Combined Portfolio Principal Amount (000's)	Combined Portfolio Value (000's)
Other Asset Backed Securities (continued)
FFMLT Trust 2005-FF2
1.04%, 03/25/2035(e),*	$559	$502	$—	$—	$559	$502
GE Equipment Transportation LLC Series 2013-2
0.61%, 06/24/2016(e)	—	—	9,000	9,010	9,000	9,010
GreatAmerica Leasing Receivables
0.61%, 05/15/2016(d),(e)	—	—	5,187	5,188	5,187	5,188
GreatAmerica Leasing Receivables Funding LLC
1.66%, 04/17/2017(d)	—	—	2,000	2,023	2,000	2,023
GSAMP Trust 2006-HE1
0.54%, 01/25/2036(e),*	10,000	7,527	—	—	10,000	7,527
Halcyon Structured Asset Management Long Secured/Short Unsecured 2007-1 Ltd
0.46%, 08/07/2021(d),(e),*	6,925	6,883	—	—	6,925	6,883
Hillmark Funding
0.48%, 05/21/2021(d),(e),*	8,273	8,143	—	—	8,273	8,143
John Deere Owner Trust 2013-B
0.55%, 01/15/2016(e)	—	—	1,543	1,544	1,543	1,544
JP Morgan Mortgage Acquisition Trust 2006-ACC1
0.42%, 05/25/2036(e),*	5,400	4,402	—	—	5,400	4,402
JP Morgan Mortgage Acquisition Trust 2007-CH3
0.30%, 03/25/2037(e)	—	—	2,983	2,849	2,983	2,849
Long Beach Mortgage Loan Trust 2005-1
0.90%, 02/25/2035(e)	—	—	86	86	86	86
Merrill Lynch Mortgage Investors Trust Series 2005-FM1
0.63%, 05/25/2036(e),*	4,300	3,786	—	—	4,300	3,786
MSDWCC Heloc Trust 2005-1
0.53%, 07/25/2017(e)	—	—	143	141	143	141
Nationstar Mortgage Advance Receivables Trust 2013-T2
1.68%, 06/20/2046(d),(e)	—	—	11,000	10,947	11,000	10,947
Park Place Securities Inc Asset-Backed Pass-Through Ctfs Ser 2004-WCW2
1.20%, 10/25/2034(e),*	8,800	7,118	—	—	8,800	7,118
Popular ABS Mortgage Pass-Through Trust 2005-1
0.42%, 05/25/2035(e)	—	—	1,319	1,048	1,319	1,048
RAAC Series 2006-SP3 Trust
0.49%, 08/25/2036(e),*	3,000	2,544	—	—	3,000	2,544
RAMP Series 2004-RS8 Trust
1.05%, 08/25/2034(e),*	2,620	2,440	—	—	2,620	2,440
RAMP Series 2006-RZ5 Trust
0.40%, 08/25/2046(e),*	6,159	5,051	—	—	6,159	5,051
Small Business Administration Participation Certificates
4.43%, 05/01/2029(e),*	4,236	4,558	—	—	4,236	4,558
Trade MAPS 1 Ltd
0.85%, 12/10/2018(c),(d),(e)	—	—	11,500	11,536	11,500	11,536
Volvo Financial Equipment LLC Series 2013-1
0.53%, 11/16/2015(d),(e)	—	—	4,470	4,471	4,470	4,471
Volvo Financial Equipment LLC Series 2014-1
0.54%, 11/15/2016(d),(e)	—	—	4,000	4,001	4,000	4,001
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust
0.30%, 01/25/2037(e),*	7,618	6,924	—	—	7,618	6,924
		$73,622		$64,205		$137,827
Packaging & Containers - 0.17%
ARD Finance SA
11.13%, PIK 11.13%, 06/01/2018(d),(h)	—	—	400	440	400	440
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc
7.00%, 11/15/2020(d)	—	—	46	48	46	48
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II
5.63%, 12/15/2016(d)	—	—	240	245	240	245
6.00%, 06/15/2017(d)	—	—	210	216	210	216
Crown Cork & Seal Co Inc
7.38%, 12/15/2026	—	—	780	866	780	866
Exopack Holding Corp
10.00%, 06/01/2018(d)	—	—	840	903	840	903
Packaging Corp of America
4.50%, 11/01/2023	—	—	2,375	2,494	2,375	2,494
Rock-Tenn Co
3.50%, 03/01/2020	—	—	4,330	4,438	4,330	4,438
4.90%, 03/01/2022	—	—	860	929	860	929
		$—		$10,579		$10,579

Pharmaceuticals - 0.53%
Actavis Inc
3.25%, 10/01/2022	—	—	3,135	3,039	3,135	3,039
Express Scripts Holding Co
2.75%, 11/21/2014	—	—	2,305	2,334	2,305	2,334
BONDS (continued)	Core Plus Bond Fund I Principal Amount (000's)	Core Plus Bond Fund I Value (000's)	Bond & Mortgage Securities Fund Principal Amount (000's)	Bond & Mortgage Securities Fund Value (000's)	Combined Portfolio Principal Amount (000's)	Combined Portfolio Value (000's)
Pharmaceuticals (continued)
Express Scripts Holding Co (continued)
4.75%, 11/15/2021	$—	$—	$1,405	$1,540	$1,405	$1,540
6.13%, 11/15/2041	—	—	2,875	3,478	2,875	3,478
Forest Laboratories Inc
4.38%, 02/01/2019(d)	—	—	10,555	11,228	10,555	11,228
4.88%, 02/15/2021(d)	—	—	385	410	385	410
5.00%, 12/15/2021(d)	—	—	220	235	220	235
GlaxoSmithKline Capital Inc
5.38%, 04/15/2034	—	—	255	295	255	295
GlaxoSmithKline Capital PLC
1.50%, 05/08/2017	—	—	1,385	1,399	1,385	1,399
Grifols Worldwide Operations Ltd
5.25%, 04/01/2022(d)	—	—	1,000	1,015	1,000	1,015
McKesson Corp
3.80%, 03/15/2024	—	—	830	839	830	839
Novartis Capital Corp
4.40%, 05/06/2044	—	—	50	51	50	51
Par Pharmaceutical Cos Inc
7.38%, 10/15/2020	—	—	430	467	430	467
Perrigo Co PLC
1.30%, 11/08/2016(d)	—	—	690	689	690	689
5.30%, 11/15/2043(d)	—	—	885	947	885	947
Salix Pharmaceuticals Ltd
6.00%, 01/15/2021(d)	—	—	570	611	570	611
Sanofi
4.00%, 03/29/2021	—	—	855	922	855	922
Valeant Pharmaceuticals International
5.63%, 12/01/2021(d)	—	—	105	109	105	109
7.50%, 07/15/2021(d)	—	—	1,310	1,461	1,310	1,461
Wyeth LLC
6.00%, 02/15/2036	—	—	565	698	565	698
Zoetis Inc
1.15%, 02/01/2016	—	—	490	493	490	493
		$—		$32,260		$32,260
Pipelines - 0.50%
Buckeye Partners LP
2.65%, 11/15/2018	—	—	520	517	520	517
DCP Midstream LLC
5.85%, 05/21/2043(d),(e)	—	—	880	832	880	832
El Paso Pipeline Partners Operating Co LLC
4.70%, 11/01/2042	—	—	1,540	1,415	1,540	1,415
5.00%, 10/01/2021	—	—	1,575	1,693	1,575	1,693
Energy Transfer Partners LP
3.60%, 02/01/2023	—	—	445	433	445	433
5.95%, 10/01/2043	—	—	1,770	1,939	1,770	1,939
6.70%, 07/01/2018	—	—	377	437	377	437
Enterprise Products Operating LLC
3.90%, 02/15/2024	—	—	90	91	90	91
Kinder Morgan Energy Partners LP
2.65%, 02/01/2019	—	—	2,030	2,041	2,030	2,041
5.63%, 09/01/2041	—	—	1,130	1,186	1,130	1,186
Kinder Morgan Inc/DE
5.00%, 02/15/2021(d)	—	—	270	270	270	270
5.63%, 11/15/2023(d)	—	—	500	500	500	500
ONEOK Partners LP
3.25%, 02/01/2016	—	—	2,380	2,476	2,380	2,476
Sabine Pass Liquefaction LLC
5.63%, 02/01/2021(e)	—	—	490	506	490	506
6.25%, 03/15/2022(d)	—	—	745	781	745	781
Spectra Energy Partners LP
4.75%, 03/15/2024	—	—	2,175	2,328	2,175	2,328
TransCanada PipeLines Ltd
4.63%, 03/01/2034	—	—	1,270	1,330	1,270	1,330
Transportadora de Gas Internacional SA ESP
5.70%, 03/20/2022(d)	—	—	300	319	300	319
5.70%, 03/20/2022	—	—	1,500	1,596	1,500	1,596
Western Gas Partners LP
2.60%, 08/15/2018	—	—	3,540	3,583	3,540	3,583
5.45%, 04/01/2044	—	—	3,045	3,229	3,045	3,229
Williams Partners LP
4.30%, 03/04/2024	—	—	2,655	2,711	2,655	2,711

		$—		$30,213		$30,213
Real Estate - 0.17%
Crescent Resources LLC / Crescent Ventures Inc
10.25%, 08/15/2017(d)	—	—	1,025	1,145	1,025	1,145
BONDS (continued)	Core Plus Bond Fund I Principal Amount (000's)	Core Plus Bond Fund I Value (000's)	Bond & Mortgage Securities Fund Principal Amount (000's)	Bond & Mortgage Securities Fund Value (000's)	Combined Portfolio Principal Amount (000's)	Combined Portfolio Value (000's)
Real Estate (continued)
Regency Centers LP
5.88%, 06/15/2017	$—	$—	$8,275	$9,322	$8,275	$9,322
		$—		$10,467		$10,467
Regional Authority - 0.49%
Province of Ontario Canada
1.00%, 07/22/2016*	1,100	1,108	—	—	1,100	1,108
1.60%, 09/21/2016*	100	102	—	—	100	102
1.65%, 09/27/2019*	300	293	—	—	300	293
3.00%, 07/16/2018*	1,200	1,265	—	—	1,200	1,265
3.15%, 06/02/2022*	CAD 4,300	3,984	CAD -	—	CAD 4,300	3,984
4.00%, 06/02/2021*	6,800	6,713	—	—	6,800	6,713
4.20%, 06/02/2020*	3,000	3,003	—	—	3,000	3,003
4.40%, 06/02/2019*	2,100	2,117	—	—	2,100	2,117
5.50%, 06/02/2018*	800	833	—	—	800	833
Province of Quebec Canada
2.75%, 08/25/2021*	$ 1,700	1,696	$—	—	$1,700	1,696
3.50%, 07/29/2020*	800	847	—	—	800	847
3.50%, 12/01/2022*	CAD 1,400	1,321	CAD -	—	CAD 1,400	1,321
4.25%, 12/01/2021*	5,600	5,589	—	—	5,600	5,589
4.50%, 12/01/2020*	700	710	—	—	700	710
		$29,581		$—		$29,581
REITS - 0.26%
ARC Properties Operating Partnership LP/Clark Acquisition LLC
3.00%, 02/06/2019(d)	$—	—	$2,500	2,505	$2,500	2,505
DDR Corp
4.63%, 07/15/2022	—	-	2,250	2,396	2,250	2,396
DuPont Fabros Technology LP
5.88%, 09/15/2021	—	-	415	433	415	433
HCP Inc
2.63%, 02/01/2020	—	-	2,140	2,131	2,140	2,131
iStar Financial Inc
3.88%, 07/01/2016	—	—	185	190	185	190
4.88%, 07/01/2018	—	—	390	402	390	402
9.00%, 06/01/2017	—	—	490	576	490	576
Prologis LP
4.25%, 08/15/2023	—	—	1,445	1,492	1,445	1,492
6.88%, 03/15/2020	—	—	743	878	743	878
Ventas Realty LP / Ventas Capital Corp
2.70%, 04/01/2020	—	—	4,570	4,528	4,570	4,528
		$—		$15,531		$15,531
Retail - 0.50%
Building Materials Holding Corp
9.00%, 09/15/2018(d)	—	—	775	843	775	843
CVS Caremark Corp
2.25%, 12/05/2018	—	—	2,830	2,850	2,830	2,850
3.25%, 05/18/2015	—	—	1,105	1,134	1,105	1,134
4.13%, 05/15/2021	—	—	895	961	895	961
5.30%, 12/05/2043	—	—	295	330	295	330
5.75%, 05/15/2041	—	—	665	789	665	789
CVS Pass-Through Trust
5.93%, 01/10/2034(d)	—	—	1,131	1,275	1,131	1,275
7.51%, 01/10/2032(d)	—	—	309	383	309	383
Landry's Holdings II Inc
10.25%, 01/01/2018(d)	—	—	835	893	835	893
Landry's Inc
9.38%, 05/01/2020(d)	—	—	555	612	555	612
Macy's Retail Holdings Inc
5.75%, 07/15/2014	—	—	875	884	875	884
5.90%, 12/01/2016	—	—	3,694	4,097	3,694	4,097
6.38%, 03/15/2037	—	—	1,245	1,529	1,245	1,529
6.90%, 04/01/2029	—	—	145	178	145	178
Michaels FinCo Holdings LLC / Michaels FinCo Inc
7.50%, PIK 8.25%, 08/01/2018(d),(h)	—	—	630	649	630	649
Michaels Stores Inc
5.88%, 12/15/2020(d)	—	—	472	479	472	479
Neiman Marcus Group LTD LLC
8.75%, 10/15/2021(d)	—	—	940	1,039	940	1,039
New Academy Finance Co LLC / New Academy Finance Corp
8.00%, PIK 8.75%, 06/15/2018(d),(h)	—	—	1,305	1,338	1,305	1,338
Petco Holdings Inc
8.50%, PIK 9.25%, 10/15/2017(d),(h)	—	—	955	974	955	974

Suburban Propane Partners LP/Suburban Energy Finance Corp
7.38%, 03/15/2020	—	—	715	763	715	763
7.50%, 10/01/2018	—	—	330	350	330	350
BONDS (continued)	Core Plus Bond Fund I Principal Amount (000's)	Core Plus Bond Fund I Value (000's)	Bond & Mortgage Securities Fund Principal Amount (000's)	Bond & Mortgage Securities Fund Value (000's)	Combined Portfolio Principal Amount (000's)	Combined Portfolio Value (000's)
Retail (continued)
Wal-Mart Stores Inc
1.00%, 04/21/2017	$—	$—	$7,500	$7,504	$7,500	$7,504
4.75%, 10/02/2043	—	—	505	537	505	537
		$—		$30,391		$30,391
Savings & Loans - 0.17%
Nationwide Building Society
6.25%, 02/25/2020(d),*	4,000	4,688	—	—	4,000	4,688
Santander Holdings USA Inc/PA
3.00%, 09/24/2015	—	—	5,430	5,585	5,430	5,585
		$4,688		$5,585		$10,273
Semiconductors - 0.01%
Intel Corp
4.25%, 12/15/2042	—	—	825	798	825	798

Software - 0.08%
Activision Blizzard Inc
5.63%, 09/15/2021(d)	—	—	805	858	805	858
6.13%, 09/15/2023(d)	—	—	970	1,055	970	1,055
Oracle Corp
2.38%, 01/15/2019	—	—	2,655	2,699	2,655	2,699
Serena Software Inc
10.38%, 03/15/2016	—	—	318	319	318	319
		$—		$4,931		$4,931
Sovereign - 6.00%
Australia Government Bond
3.25%, 04/21/2029	AUD -	—	AUD 25	20	AUD 25	20
4.50%, 04/15/2020	—	—	35	34	35	34
5.25%, 03/15/2019	—	—	10	10	10	10
Banco Nacional de Desenvolvimento Economico e Social
3.38%, 09/26/2016(b),(d),*	$1,000	1,019	$—	—	$1,000	1,019
4.13%, 09/15/2017(d),*	EUR 800	1,176	EUR -	—	EUR 800	1,176
Belgium Government Bond
3.00%, 09/28/2019	—	—	95	145	95	145
4.25%, 09/28/2021(d)	—	—	35	58	35	58
Brazil Letras do Tesouro Nacional
0.00%, 04/01/2015(a),*	BRL 28,000	11,364	BRL -	—	BRL 28,000	11,364
Brazilian Government International Bond
4.25%, 01/07/2025	$—	—	$2,050	2,035	$2,050	2,035
Bundesrepublik Deutschland
3.50%, 07/04/2019	EUR -	—	EUR 20	32	EUR 20	32
4.75%, 07/04/2028	—	—	15	28	15	28
Canadian Government Bond
0.75%, 05/01/2014	CAD -	—	CAD 150	137	CAD 150	137
1.25%, 03/01/2018	—	—	160	145	160	145
2.00%, 12/01/2014	—	—	50	46	50	46
Denmark Government Bond
3.00%, 11/15/2021	DKK -	—	DKK 80	17	DKK 80	17
4.00%, 11/15/2017	—	—	80	17	80	17
Finland Government Bond
1.63%, 09/15/2022(d)	EUR -	—	EUR 60	84	EUR 60	84
France Government Bond OAT
3.00%, 04/25/2022	—	—	50	77	50	77
3.50%, 04/25/2026	—	—	30	47	30	47
3.75%, 04/25/2021	—	—	85	137	85	137
4.50%, 04/25/2041	—	—	25	45	25	45
French Treasury Note BTAN
1.75%, 02/25/2017	—	—	40	58	40	58
Hungary Government International Bond
5.38%, 03/25/2024	$—	—	$1,950	2,021	$1,950	2,021
5.75%, 11/22/2023	—	—	1,066	1,135	1,066	1,135
IPIC GMTN Ltd
5.00%, 11/15/2020(d)	—	—	250	276	250	276
Ireland Government Bond
5.90%, 10/18/2019	EUR -	—	EUR 150	256	EUR 150	256
Italy Buoni Poliennali Del Tesoro
1.50%, 12/15/2016*	1,700	2,386	—	—	1,700	2,386
2.25%, 05/15/2016*	9,500	13,552	—	—	9,500	13,552
2.75%, 12/01/2015*	19,400	27,739	100	143	19,500	27,882
3.00%, 06/15/2015*	8,200	11,663	—	—	8,200	11,663
3.00%, 11/01/2015*	15,600	22,362	—	—	15,600	22,362
3.50%, 11/01/2017	—	—	100	149	100	149

3.75%, 08/01/2015*	16,500	23,745	—	—	16,500	23,745
3.75%, 04/15/2016*	18,000	26,379	—	—	18,000	26,379
3.75%, 08/01/2016*	36,400	53,684	—	—	36,400	53,684
4.25%, 09/01/2019	—	—	75	116	75	116
4.50%, 07/15/2015*	15,100	21,886	—	—	15,100	21,886
4.75%, 05/01/2017*	400	613	—	—	400	613
BONDS (continued)	Core Plus Bond Fund I Principal Amount (000's)	Core Plus Bond Fund I Value (000's)	Bond & Mortgage Securities Fund Principal Amount (000's)	Bond & Mortgage Securities Fund Value (000's)	Combined Portfolio Principal Amount (000's)	Combined Portfolio Value (000's)
Sovereign (continued)
Italy Buoni Poliennali Del Tesoro (continued)
4.75%, 06/01/2017	EUR -	$—	EUR 75	$115	EUR 75	$115
5.00%, 09/01/2040	—	—	15	24	15	24
5.50%, 11/01/2022	—	—	75	125	75	125
6.00%, 05/01/2031	—	—	20	36	20	36
Italy Certificati di Credito del Tesoro Zero Coupon
0.00%, 06/30/2015(a),*	8,500	11,693	—	—	8,500	11,693
0.00%, 12/31/2015(a),*	1,000	1,369	—	—	1,000	1,369
Japan Government Ten Year Bond
0.60%, 03/20/2023	JPY -	—	JPY 24,000	236	JPY 24,000	236
0.80%, 09/20/2020	—	—	7,000	71	7,000	71
1.30%, 03/20/2021	—	—	37,000	385	37,000	385
1.40%, 06/20/2019	—	—	16,000	166	16,000	166
Japan Government Twenty Year Bond
1.90%, 03/20/2024	—	—	21,200	233	21,200	233
Korea Housing Finance Corp
4.13%, 12/15/2015(d),*	$900	946	$—	—	$900	946
Mexican Bonos
6.50%, 06/10/2021(e)	MXN -	—	MXN 550	44	MXN 550	44
7.75%, 12/14/2017(e)	—	—	600	50	600	50
10.00%, 12/05/2024(e),*	85,000	8,374	—	—	85,000	8,374
Netherlands Government Bond
2.25%, 07/15/2022(d)	EUR -	—	EUR 65	96	EUR 65	96
4.00%, 07/15/2018(d)	—	—	15	24	15	24
Poland Government Bond
5.25%, 10/25/2020	PLN -	—	PLN 90	32	PLN 90	32
Romanian Government International Bond
4.88%, 01/22/2024(d)	$—	—	$850	892	$850	892
Spain Government Bond
2.10%, 04/30/2017*	EUR 1,200	1,714	EUR -	—	EUR 1,200	1,714
3.00%, 04/30/2015*	4,500	6,389	—	—	4,500	6,389
3.15%, 01/31/2016*	3,900	5,640	—	—	3,900	5,640
3.30%, 07/30/2016*	36,300	53,091	—	—	36,300	53,091
3.75%, 10/31/2015*	13,400	19,439	—	—	13,400	19,439
4.00%, 07/30/2015*	14,200	20,509	—	—	14,200	20,509
4.25%, 10/31/2016*	3,300	4,953	60	90	3,360	5,043
4.65%, 07/30/2025	—	—	10	16	10	16
4.85%, 10/31/2020	—	—	30	48	30	48
5.50%, 04/30/2021	—	—	100	167	100	167
Sweden Government Bond
4.25%, 03/12/2019	SEK -	—	SEK 120	21	SEK 120	21
6.75%, 05/05/2014	—	—	70	11	70	11
Switzerland Government Bond
3.75%, 06/10/2015	CHF -	—	CHF 12	14	CHF 12	14
Turkey Government International Bond
3.25%, 03/23/2023	$—	—	$2,500	2,254	$2,500	2,254
United Kingdom Gilt
1.75%, 09/07/2022	GBP -	—	GBP 40	64	GBP 40	64
4.25%, 12/07/2040	—	—	60	116	60	116
4.75%, 12/07/2030	—	—	25	51	25	51
		$351,685		$12,649		$364,334
Student Loan Asset Backed Securities - 0.49%
SLM Private Education Loan Trust 2010-C
2.80%, 12/16/2019(d),(e),*	$887	904	$—	—	$887	904
SLM Private Education Loan Trust 2012-A
1.55%, 08/15/2025(d),(e)	—	—	1,401	1,419	1,401	1,419
SLM Private Education Loan Trust 2012-B
1.25%, 12/15/2021(d),(e)	—	—	4,184	4,202	4,184	4,202
SLM Private Education Loan Trust 2012-C
1.25%, 08/15/2023(d),(e)	—	—	6,046	6,080	6,046	6,080
SLM Private Education Loan Trust 2012-E
0.90%, 06/15/2016(d),(e)	—	—	2,116	2,121	2,116	2,121
SLM Private Education Loan Trust 2013-A
0.75%, 08/15/2022(d),(e)	—	—	2,289	2,293	2,289	2,293
SLM Private Education Loan Trust 2013-B
0.80%, 07/15/2022(d),(e)	—	—	4,814	4,823	4,814	4,823
SLM Student Loan Trust 2008-6
0.78%, 10/25/2017(e)	—	—	1,083	1,085	1,083	1,085
SLM Student Loan Trust 2008-7
0.73%, 10/25/2017(e),*	37	37	—	—	37	37

SLM Student Loan Trust 2008-8
1.13%, 10/25/2017(e)	—	—	379	381	379	381
SLM Student Loan Trust 2012-6
0.31%, 02/27/2017(e)	—	—	342	342	342	342
SLM Student Loan Trust 2012-7
0.31%, 02/27/2017(e)	—	—	3,033	3,032	3,033	3,032
BONDS (continued)	Core Plus Bond Fund I Principal Amount (000's)	Core Plus Bond Fund I Value (000's)	Bond & Mortgage Securities Fund Principal Amount(000's)	Bond & Mortgage Securities Fund Value (000's)	Combined Portfolio Principal Amount (000's)	Combined Portfolio Value (000's)
Student Loan Asset Backed Securities (continued)
SLM Student Loan Trust 2013-6
0.43%, 02/25/2019(e)	$—	$—	$3,065	$3,066	$3,065	$3,066
		$941		$28,844		$29,785
Telecommunications - 2.18%
Altice Financing SA
6.50%, 01/15/2022(d)	—	—	275	288	275	288
7.88%, 12/15/2019(d)	—	—	1,200	1,310	1,200	1,310
Altice Finco SA
8.13%, 01/15/2024(d)	—	—	200	216	200	216
9.88%, 12/15/2020(d)	—	—	250	287	250	287
Altice SA
7.75%, 05/15/2022(d),(f)	—	—	760	792	760	792
America Movil SAB de CV
5.00%, 10/16/2019	—	—	400	450	400	450
AT&T Inc
2.38%, 11/27/2018	—	—	3,190	3,231	3,190	3,231
4.35%, 06/15/2045	—	—	2,995	2,698	2,995	2,698
5.80%, 02/15/2019	—	—	390	453	390	453
B Communications Ltd
7.38%, 02/15/2021(d)	—	—	230	243	230	243
BellSouth Corp
4.18%, 04/26/2021(d),(e),*	31,600	32,710	—	—	31,600	32,710
Bharti Airtel International Netherlands BV
5.13%, 03/11/2023(d)	—	—	1,000	978	1,000	978
British Telecommunications PLC
1.63%, 06/28/2016	—	—	1,490	1,511	1,490	1,511
CC Holdings GS V LLC / Crown Castle GS III Corp
3.85%, 04/15/2023	—	—	2,890	2,837	2,890	2,837
Cisco Systems Inc
0.73%, 03/01/2019(e)	—	—	655	658	655	658
3.63%, 03/04/2024	—	—	1,870	1,901	1,870	1,901
Digicel Group Ltd
7.13%, 04/01/2022(d)	—	—	1,050	1,055	1,050	1,055
8.25%, 09/30/2020(d)	—	—	475	506	475	506
Digicel Ltd
6.00%, 04/15/2021(d)	—	—	2,650	2,683	2,650	2,683
8.25%, 09/01/2017(d)	—	—	670	695	670	695
8.25%, 09/01/2017	—	—	1,700	1,764	1,700	1,764
Eileme 1 AB
14.25%, PIK 14.25%, 08/15/2020(d),(h)	—	—	721	750	721	750
Eileme 2 AB
11.63%, 01/31/2020(d)	—	—	830	992	830	992
Embarq Corp
8.00%, 06/01/2036	—	—	695	743	695	743
Goodman Networks Inc
12.13%, 07/01/2018(d)	—	—	645	713	645	713
12.13%, 07/01/2018	—	—	365	403	365	403
Inmarsat Finance PLC
7.38%, 12/01/2017(d)	—	—	350	364	350	364
Intelsat Jackson Holdings SA
5.50%, 08/01/2023(d)	—	—	1,390	1,360	1,390	1,360
7.25%, 10/15/2020	—	—	710	767	710	767
Intelsat Luxembourg SA
6.75%, 06/01/2018	—	—	125	132	125	132
7.75%, 06/01/2021	—	—	3,300	3,440	3,300	3,440
8.13%, 06/01/2023	—	—	630	661	630	661
Level 3 Communications Inc
11.88%, 02/01/2019	—	—	384	433	384	433
Level 3 Financing Inc
3.85%, 01/15/2018(d),(e)	—	—	195	198	195	198
6.13%, 01/15/2021(d)	—	—	270	283	270	283
8.13%, 07/01/2019	—	—	770	842	770	842
NII Capital Corp
7.63%, 04/01/2021	—	—	920	274	920	274
NII International Telecom SCA
7.88%, 08/15/2019(d)	—	—	195	137	195	137
11.38%, 08/15/2019(d)	—	—	195	141	195	141
Ooredoo International Finance Ltd
3.25%, 02/21/2023	—	—	600	564	600	564
SBA Tower Trust

4.25%, 04/15/2040(d),(e)	—	—	2,490	2,569	2,490	2,569
SoftBank Corp
4.50%, 04/15/2020(d)	—	—	3,150	3,158	3,150	3,158
Sprint Capital Corp
6.88%, 11/15/2028	—	—	565	558	565	558
Sprint Communications Inc
6.00%, 12/01/2016	—	—	100	110	100	110
BONDS (continued)	Core Plus Bond Fund I Principal Amount (000's)	Core Plus Bond Fund I Value (000's)	Bond & Mortgage Securities Fund Principal Amount (000's)	Bond & Mortgage Securities Fund Value (000's)	Combined Portfolio Principal Amount (000's)	Combined Portfolio Value (000's)
Telecommunications (continued)
Sprint Communications Inc (continued)
6.00%, 11/15/2022	$—	$—	$770	$776	$770	$776
7.00%, 08/15/2020	—	—	1,565	1,702	1,565	1,702
9.00%, 11/15/2018(d)	—	—	175	213	175	213
9.13%, 03/01/2017	—	—	236	279	236	279
Sprint Corp
7.13%, 06/15/2024(d)	—	—	305	320	305	320
7.88%, 09/15/2023(d)	—	—	680	750	680	750
Telefonica Emisiones SAU
3.19%, 04/27/2018	—	—	1,450	1,503	1,450	1,503
4.57%, 04/27/2023	—	—	940	983	940	983
5.13%, 04/27/2020	—	—	4,495	4,970	4,495	4,970
5.46%, 02/16/2021	—	—	3,680	4,144	3,680	4,144
6.42%, 06/20/2016	—	—	595	660	595	660
T-Mobile USA Inc
6.13%, 01/15/2022	—	—	185	194	185	194
6.25%, 04/01/2021	—	—	960	1,022	960	1,022
6.50%, 01/15/2024	—	—	190	199	190	199
6.63%, 04/28/2021	—	—	585	632	585	632
UPCB Finance VI Ltd
6.88%, 01/15/2022(d)	—	—	890	970	890	970
Verizon Communications Inc
0.70%, 11/02/2015	—	—	240	240	240	240
1.98%, 09/14/2018(e),*	1,400	1,478	7,303	7,711	8,703	9,189
2.50%, 09/15/2016*	1,700	1,760	—	—	1,700	1,760
3.45%, 03/15/2021	—	—	2,290	2,341	2,290	2,341
3.50%, 11/01/2021	—	—	2,635	2,679	2,635	2,679
3.65%, 09/14/2018*	4,500	4,804	805	859	5,305	5,663
5.05%, 03/15/2034	—	—	1,540	1,615	1,540	1,615
5.15%, 09/15/2023	—	—	460	507	460	507
6.25%, 04/01/2037	—	—	425	502	425	502
6.40%, 09/15/2033	—	—	2,845	3,430	2,845	3,430
6.55%, 09/15/2043	—	—	2,315	2,856	2,315	2,856
6.90%, 04/15/2038	—	—	1,195	1,504	1,195	1,504
VimpelCom Holdings BV
5.20%, 02/13/2019(d)	—	—	1,495	1,390	1,495	1,390
Wind Acquisition Finance SA
7.38%, 04/23/2021(d)	—	—	2,245	2,307	2,245	2,307
		$40,752		$91,406		$132,158
Transportation - 0.24%
Burlington Northern Santa Fe LLC
4.45%, 03/15/2043	—	—	795	781	795	781
CSX Corp
5.50%, 04/15/2041	—	—	1,805	2,073	1,805	2,073
6.25%, 03/15/2018	—	—	740	854	740	854
7.38%, 02/01/2019	—	—	964	1,180	964	1,180
Eletson Holdings
9.63%, 01/15/2022(d)	—	—	725	772	725	772
FedEx Corp
5.10%, 01/15/2044	—	—	1,440	1,531	1,440	1,531
Navios Maritime Acquisition Corp / Navios Acquisition Finance US Inc
8.13%, 11/15/2021(d)	—	—	1,810	1,887	1,810	1,887
Navios Maritime Holdings Inc / Navios Maritime Finance II US Inc
7.38%, 01/15/2022(d)	—	—	760	768	760	768
8.13%, 02/15/2019	—	—	115	117	115	117
Navios South American Logistics Inc / Navios Logistics Finance US Inc
7.25%, 05/01/2022(d)	—	—	600	602	600	602
PHI Inc
5.25%, 03/15/2019(d)	—	—	380	386	380	386
Swift Services Holdings Inc
10.00%, 11/15/2018	—	—	1,690	1,844	1,690	1,844
Topaz Marine SA
8.63%, 11/01/2018(d)	—	—	400	420	400	420
Transnet SOC Ltd
4.00%, 07/26/2022(d)	—	—	1,200	1,113	1,200	1,113
		$—		$14,328		$14,328

Trucking & Leasing - 0.01%
Jurassic Holdings III Inc
6.88%, 02/15/2021(d)	—	—	385	398	385	398

TOTAL BONDS		$1,485,395		$1,609,470		$3,094,865
CONVERTIBLE BONDS - 0.04%	Core Plus Bond Fund I Principal Amount (000's)	Core Plus Bond Fund I Value (000's)	Bond & Mortgage Securities Fund Principal Amount (000's)	Bond & Mortgage Securities Fund Value (000's)	Combined Portfolio Principal Amount (000's)	Combined Portfolio Value (000's)
Semiconductors - 0.04%
Jazz Technologies Inc
8.00%, 12/31/2018(d)	$—	$—	$2,085	$2,193	$2,085	$2,193

TOTAL CONVERTIBLE BONDS		$—		$2,193		$2,193
MUNICIPAL BONDS - 2.81%	Core Plus Bond Fund I Principal Amount (000's)	Core Plus Bond Fund I Value (000's)	Bond & Mortgage Securities Fund Principal Amount (000's)	Bond & Mortgage Securities Fund Value (000's)	Combined Portfolio Principal Amount (000's)	Combined Portfolio Value (000's)
California - 1.28%
Bay Area Toll Authority
7.04%, 04/01/2050*	$6,000	$8,399	$—	$—	$6,000	$8,399
California Infrastructure & Economic Development Bank
6.49%, 05/15/2049*	1,000	1,223	—	—	1,000	1,223
California State University
6.43%, 11/01/2030*	1,500	1,719	—	—	1,500	1,719
City of Los Angeles CA Wastewater System Revenue
5.71%, 06/01/2039*	1,000	1,152	—	—	1,000	1,152
Los Angeles County Metropolitan Transportation Authority
5.74%, 06/01/2039*	12,000	13,924	—	—	12,000	13,924
Los Angeles Unified School District/CA
6.76%, 07/01/2034*	22,000	29,021	—	—	22,000	29,021
Regents of the University of California Medical Center Pooled Revenue
6.55%, 05/15/2048*	4,500	5,711	—	—	4,500	5,711
State of California
7.60%, 11/01/2040*	2,100	3,013	—	—	2,100	3,013
7.63%, 03/01/2040*	4,700	6,645	—	—	4,700	6,645
7.95%, 03/01/2036*	600	719	—	—	600	719
University of California
6.27%, 05/15/2031*	5,400	5,937	—	—	5,400	5,937
		$77,463		$—		$77,463
Florida - 0.09%
County of Seminole FL Water & Sewer Revenue
6.44%, 10/01/2040*	5,000	5,501	—	—	5,000	5,501

Georgia - 0.07%
Municipal Electric Authority of Georgia
6.66%, 04/01/2057*	3,500	4,026	—	—	3,500	4,026

Illinois - 0.20%
Chicago Transit Authority
6.20%, 12/01/2040*	11,000	12,370	—	—	11,000	12,370

Louisiana - 0.06%
State of Louisiana Gasoline & Fuels Tax Revenue
2.65%, 05/01/2043*	3,900	3,900	—	—	3,900	3,900

Nebraska - 0.00%
Public Power Generation Agency
7.24%, 01/01/2041*	200	223	—	—	200	223

Nevada - 0.04%
County of Clark Department of Aviation
6.82%, 07/01/2045*	1,700	2,262	—	—	1,700	2,262

New Jersey - 0.04%
New Jersey State Turnpike Authority
7.10%, 01/01/2041*	1,600	2,202	—	—	1,600	2,202

New York - 0.37%
Metropolitan Transportation Authority
6.69%, 11/15/2040*	10,540	13,661	—	—	10,540	13,661
New York City Water & Sewer System
5.00%, 06/15/2037*	3,500	3,646	—	—	3,500	3,646
5.00%, 06/15/2037*	1,100	1,177	—	—	1,100	1,177
New York State Dormitory Authority
5.00%, 03/15/2029*	3,500	3,922	—	—	3,500	3,922

		$22,406		$—		$22,406
Ohio - 0.05%
American Municipal Power Inc
8.08%, 02/15/2050*	2,100	3,088	—	—	2,100	3,088
MUNICIPAL BONDS (continued)	Core Plus Bond Fund I Principal Amount (000's)	Core Plus Bond Fund I Value (000's)	Bond & Mortgage Securities Fund Principal Amount (000's)	Bond & Mortgage Securities Fund Value (000's)	Combined Portfolio Principal Amount (000's)	Combined Portfolio Value (000's)
Pennsylvania - 0.10%
Pennsylvania Economic Development Financing Authority
5.00%, 01/01/2023*	$5,700	$6,112	$—	$—	$5,700	$6,112

Texas - 0.49%
City of San Antonio TX Water System Revenue (credit support from NATL-RE)
5.00%, 05/15/2040(g),*	28,600	29,793	—	—	28,600	29,793

Wisconsin - 0.02%
State of Wisconsin (credit support from AGM)
5.05%, 05/01/2018(g),*	1,000	1,144	—	—	1,000	1,144

TOTAL MUNICIPAL BONDS		$170,490		$—		$170,490

SENIOR FLOATING RATE INTERESTS - 1.36%	Core Plus Bond Fund I Principal Amount (000's)	Core Plus Bond Fund I Value (000's)	Bond & Mortgage Securities Fund Principal Amount(000's)	Bond & Mortgage Securities Fund Value (000's)	Combined Portfolio Principal Amount (000's)	Combined Portfolio Value (000's)
Apparel - 0.02%
Calceus Acquisition Inc, Term Loan B1
5.00% , 09/24/2020(e)	—	—	1,455	1,454	1,455	1,454

Automobile Manufacturers - 0.02%
Chrysler Group LLC, Term Loan B
3.50% , 05/24/2017(e)	—	—	1,143	1,141	1,143	1,141

Automobile Parts & Equipment - 0.04%
Federal-Mogul Holdings Corp, Term Loan C
0.00% , 04/02/2021(e),(i)	—	—	1,500	1,487	1,500	1,487
Visteon Corp, Delay-Draw Term Loan B-DD
0.00% , 04/09/2021(e),(i)	—	—	1,140	1,130	1,140	1,130
		$—		$2,617		$2,617
Building Materials - 0.04%
CPG International Inc, Term Loan B
4.75% , 09/30/2020(e)	—	—	731	731	731	731
GYP Holdings III Corp, Term Loan B
4.75% , 03/26/2021(e)	—	—	815	799	815	799
7.75% , 03/25/2022(e)	—	—	945	951	945	951
		$—		$2,481		$2,481
Chemicals - 0.09%
Allnex Luxembourg & CY SCA, Term Loan
8.25% , 03/12/2020(e)	—	—	1,900	1,938	1,900	1,938
AZ Chem US Inc, Term Loan B
5.25% , 02/21/2017(e)	—	—	452	453	452	453
Eagle Spinco Inc, Term Loan B
3.50% , 01/28/2017(e)	—	—	776	772	776	772
Ineos US Finance LLC, Term Loan B
3.75% , 05/04/2018(e)	—	—	1,092	1,082	1,092	1,082
Taminco Global Chemical Corp, Term Loan B
3.25% , 02/15/2019(e)	—	—	1,299	1,286	1,299	1,286
		$—		$5,531		$5,531
Coal - 0.03%
Arch Coal Inc, Term Loan
6.25% , 05/16/2018(e)	—	—	713	693	713	693
Patriot Coal Corp, Term Loan EXIT
9.00% , 12/18/2018(e)	—	—	1,011	1,008	1,011	1,008
		$—		$1,701		$1,701
Commercial Services - 0.02%
Envision Healthcare Corp, Term Loan B
4.00% , 05/25/2018(e)	—	—	212	212	212	212
Interactive Data Corp, Term Loan B
3.75% , 02/11/2018(e)	—	—	706	705	706	705
TMS International Corp, Term Loan B
4.50% , 10/04/2020(e)	—	—	309	310	309	310
		$—		$1,227		$1,227
Computers - 0.04%
Oberthur Technologies of America Corp, Term Loan B2
4.50% , 10/18/2019(e)	—	—	1,576	1,579	1,576	1,579
Spansion LLC, Term Loan B

3.75% , 12/18/2019(e)	—	—	656	655	656	655
		$—		$2,234		$2,234
Consumer Products - 0.03%
Dell International LLC, Term Loan B
4.50% , 03/24/2020(e)	—	—	1,607	1,603	1,607	1,603

SENIOR FLOATING RATE INTERESTS (continued)	Core Plus Bond Fund I Principal Amount (000's)	Core Plus Bond Fund I Value (000's)	Bond & Mortgage Securities Fund Principal Amount (000's)	Bond & Mortgage Securities Fund Value (000's)	Combined Portfolio Principal Amount (000's)	Combined Portfolio Value (000's)
Diversified Financial Services - 0.02%
Delos Finance Sarl, Term Loan B
3.50% , 02/26/2021(e)	$—	$—	$665	$662	$665	$662
INA Beteiligungsgesellschaft mbH, Term Loan C
4.25% , 01/20/2017(e)	—	—	485	486	485	486
		$—		$1,148		$1,148
Electric - 0.04%
Dynegy Inc, Term Loan B2
4.00% , 04/16/2020(e)	—	—	735	734	735	734
EFS Cogen Holdings I LLC, Term Loan B
3.75% , 11/17/2020(e)	—	—	470	471	470	471
Texas Competitive Electric Holdings Co LLC, Term Loan NONEXT
3.74% , 10/10/2014(e)	—	—	1,803	1,356	1,803	1,356
		$—		$2,561		$2,561
Electronics - 0.03%
Isola USA Corp, Term Loan B
9.25% , 11/29/2018(e)	—	—	1,829	1,865	1,829	1,865

Entertainment - 0.15%
CCM Merger Inc, Term Loan
5.00% , 03/01/2017(e)	—	—	2,801	2,790	2,801	2,790
Lions Gate Entertainment Corp, Term Loan
5.00% , 07/17/2020(e)	—	—	925	939	925	939
NEP/NCP Holdco Inc, Term Loan B
4.25% , 01/22/2020(e)	—	—	2,178	2,170	2,178	2,170
Peninsula Gaming LLC, Term Loan B
4.25% , 11/30/2017(e)	—	—	925	924	925	924
WMG Acquisition Corp, Term Loan B
3.75% , 07/07/2020(e)	—	—	2,222	2,200	2,222	2,200
		$—		$9,023		$9,023
Food - 0.01%
HJ Heinz Co, Term Loan B2
3.50% , 03/27/2020(e)	—	—	868	870	868	870

Forest Products & Paper - 0.08%
Caraustar Industries Inc, Term Loan B
7.50% , 04/26/2019(e)	—	—	2,427	2,457	2,427	2,457
Exopack Holdings SA, Term Loan B
5.25% , 04/24/2019(e)	—	—	1,706	1,718	1,706	1,718
NewPage Corp, Term Loan
9.50% , 02/05/2021(e)	—	—	925	933	925	933
		$—		$5,108		$5,108
Healthcare - Products - 0.03%
Accellent Inc, Term Loan
0.00% , 02/19/2021(e),(i)	—	—	1,210	1,199	1,210	1,199
Kinetic Concepts Inc, Term Loan E1
4.00% , 05/04/2018(e)	—	—	823	821	823	821
		$—		$2,020		$2,020
Healthcare - Services - 0.06%
CHS/Community Health Systems Inc, Term Loan D
4.25% , 01/27/2021(e)	—	—	384	385	384	385
CHS/Community Health Systems Inc, Term Loan E
3.47% , 01/25/2017(e)	—	—	1,182	1,181	1,182	1,181
MPH Acquisition Holdings LLC, Term Loan B
3.05% , 03/19/2021(e)	—	—	713	709	713	709
Radnet Management Inc, Term Loan B
8.00% , 03/25/2021(e)	—	—	1,395	1,383	1,395	1,383
		$—		$3,658		$3,658
Insurance - 0.08%
Asurion LLC, Term Loan
8.50% , 02/19/2021(e)	—	—	2,375	2,437	2,375	2,437
Asurion LLC, Term Loan B1
5.00% , 05/24/2019(e)	—	—	1,185	1,185	1,185	1,185
Asurion LLC, Term Loan B2
4.25% , 06/19/2020(e)	—	—	433	428	433	428
CNO Financial Group Inc, Term Loan B2
3.75% , 09/28/2018(e)	—	—	529	527	529	527
		$—		$4,577		$4,577
Internet - 0.02%

Zayo Group LLC, Term Loan B
4.00% , 07/02/2019(e)	—	—	1,426	1,421	1,426	1,421

SENIOR FLOATING RATE INTERESTS (continued)	Core Plus Bond Fund I Principal Amount (000's)	Core Plus Bond Fund I Value (000's)	Bond & Mortgage Securities Fund Principal Amount (000's)	Bond & Mortgage Securities Fund Value (000's)	Combined Portfolio Principal Amount (000's)	Combined Portfolio Value (000's)
Iron & Steel - 0.01%
Signode Industrial Group US Inc, Term Loan B
0.00% , 04/08/2021(e),(i)	—	—	$730	$725	$730	$725

Lodging - 0.07%
Caesars Entertainment Operating Co Inc, Term Loan B4
9.50% , 10/31/2016(e)	—	—	384	380	384	380
Caesars Entertainment Operating Co Inc, Term Loan B6
5.40% , 01/28/2018(e)	—	—	2,976	2,777	2,976	2,777
CityCenter Holdings LLC, Term Loan B
5.00% , 10/09/2020(e)	—	—	883	886	883	886
Hilton Worldwide Finance LLC, Term Loan B
3.50% , 09/23/2020(e)	—	—	328	327	328	327
		$—		$4,370		$4,370
Media - 0.13%
Charter Communications Operating LLC, Term Loan E
3.00% , 04/10/2020(e)	—	—	347	342	347	342
Clear Channel Communications Inc, Term Loan D-EXT
6.90% , 01/30/2019(e)	—	—	1,125	1,115	1,125	1,115
Cumulus Media Holdings Inc, Term Loan B
4.25% , 12/23/2020(e)	—	—	859	858	859	858
Numericable US LLC, Term Loan B1
0.00% , 04/23/2020(e),(i)	—	—	460	460	460	460
Numericable US LLC, Term Loan B2
0.00% , 04/23/2020(e),(i)	—	—	399	398	399	398
Univision Communications Inc, Term Loan C3
4.00% , 03/01/2020(e)	—	—	158	157	158	157
Univision Communications Inc, Term Loan C4
4.00% , 03/01/2020(e)	—	—	3,202	3,188	3,202	3,188
WideOpenWest Finance LLC, Term Loan B
4.75% , 03/27/2019(e)	—	—	845	846	845	846
WideOpenWest Finance LLC, Term Loan B1
3.75% , 07/17/2017(e)	—	—	816	814	816	814
		0		$8,178		$8,178
Mining - 0.01%
FMG Resources August 2006 Pty Ltd, Term Loan B
4.25% , 06/30/2019(e)	—	—	742	741	742	741

Oil & Gas - 0.01%
Seadrill Operating LP, Term Loan B
4.00% , 02/12/2021(e)	—	—	858	852	858	852

Oil & Gas Services - 0.01%
FTS International Inc, Term Loan
0.00% , 04/09/2021(e),(i)	—	—	595	597	595	597

Pharmaceuticals - 0.07%
Grifols Worldwide Operations USA Inc, Term Loan B
0.00% , 03/05/2021(e),(i)	—	—	750	746	750	746
JLL/Delta Dutch Newco BV, Term Loan B
0.00% , 01/22/2021(e),(i)	—	—	680	670	680	670
Par Pharmaceutical Cos Inc, Term Loan B
4.00% , 09/30/2019(e)	—	—	1,700	1,690	1,700	1,690
Valeant Pharmaceuticals International Inc, Term Loan D2
3.75% , 02/13/2019(e)	—	—	1,209	1,208	1,209	1,208
		$—		$4,314		$4,314
Pipelines - 0.01%
NGPL PipeCo LLC, Term Loan B
6.75% , 05/04/2017(e)	—	—	313	308	313	308

REITS - 0.03%
iStar Financial Inc, Term Loan
4.50% , 10/15/2017(e)	—	—	241	241	241	241
iStar Financial Inc, Term Loan A2
7.00% , 06/30/2014(e)	—	—	1,492	1,562	1,492	1,562
		$—		$1,803		$1,803
Retail - 0.07%
Academy Ltd, Term Loan B
4.50% , 08/03/2018(e)	—	—	1,044	1,043	1,044	1,043
Michaels Stores Inc, Term Loan B
3.75% , 01/24/2020(e)	—	—	1,718	1,716	1,718	1,716

Neiman Marcus Group LTD LLC, Term Loan
4.76% , 10/25/2020(e)	—	—	1,696	1,690	1,696	1,690
		$—		$4,449		$4,449
SENIOR FLOATING RATE INTERESTS (continued)	Core Plus Bond Fund I Principal Amount (000's)	Core Plus Bond Fund I Value (000's)	Bond & Mortgage Securities Fund Principal Amount (000's)	Bond & Mortgage Securities Fund Value (000's)	Combined Portfolio Principal Amount (000's)	Combined Portfolio Value (000's)
Semiconductors - 0.01%
Entegris Inc, Term Loan B
0.00% , 03/25/2021(e),(i)	$—	$—	$585	$580	$585	$580

Software - 0.02%
Activision Blizzard Inc, Term Loan B
3.25% , 07/26/2020(e)	—	—	941	940	941	940

Telecommunications - 0.06%
Altice Financing SA, Delay-Draw Term Loan DD
5.50% , 07/03/2019(e)	—	—	981	998	981	998
Integra Telecom Holdings Inc, Term Loan
5.25% , 02/19/2020(e)	—	—	467	477	467	477
9.75% , 02/19/2020(e)	—	—	988	1,008	988	1,008
NTELOS Inc, Term Loan B
5.75% , 11/09/2019(e)	—	—	1,037	1,038	1,037	1,038
		$—		$3,521		$3,521
TOTAL SENIOR FLOATING RATE INTERESTS		$—		$83,618		$83,618
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS - 41.73%	Core Plus Bond Fund I Principal Amount (000's)	Core Plus Bond Fund I Value (000's)	Bond & Mortgage Securities Fund Principal Amount (000's)	Bond & Mortgage Securities Fund Value (000's)	Combined Portfolio Principal Amount (000's)	Combined Portfolio Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1.35%
2.20%, 12/01/2035(e)	$—	$—	56	$59	$56	$59
2.44%, 05/01/2037(e)	—	—	335	357	335	357
2.46%, 06/01/2035(e),*	236	252	—	—	236	252
2.49%, 01/01/2034(e)	—	—	74	78	74	78
3.00%, 01/01/2043	—	—	4,758	4,653	4,758	4,653
3.50%, 12/01/2042	—	—	11,069	11,257	11,069	11,257
3.50%, 04/01/2044	—	—	5,314	5,408	5,314	5,408
4.00%, 11/01/2043	—	—	1,682	1,765	1,682	1,765
4.00%, 05/01/2044(j)	—	—	2,100	2,197	2,100	2,197
4.50%, 04/01/2031	—	—	2,401	2,632	2,401	2,632
4.50%, 06/01/2040	—	—	2,011	2,182	2,011	2,182
4.50%, 08/01/2040	—	—	161	174	161	174
4.50%, 12/01/2040*	253	274	—	—	253	274
4.50%, 12/01/2040*	439	473	—	—	439	473
4.50%, 12/01/2040*	64	69	—	—	64	69
4.50%, 04/01/2041	—	—	13,627	14,717	13,627	14,717
4.50%, 05/01/2044(j),*	3,000	3,222	2,000	2,148	5,000	5,370
5.00%, 03/01/2018	—	—	524	556	524	556
5.00%, 05/01/2018	—	—	374	396	374	396
5.00%, 10/01/2018	—	—	289	306	289	306
5.00%, 01/01/2019	—	—	367	389	367	389
5.00%, 06/01/2031	—	—	2,100	2,319	2,100	2,319
5.00%, 12/01/2038	—	—	369	403	369	403
5.00%, 02/01/2039	—	—	2,384	2,606	2,384	2,606
5.00%, 08/01/2040	—	—	4,480	4,936	4,480	4,936
5.01%, 07/01/2034(e)	—	—	26	27	26	27
5.50%, 03/01/2018	—	—	166	176	166	176
5.50%, 08/01/2023	—	—	1,268	1,380	1,268	1,380
5.50%, 06/01/2024	—	—	158	175	158	175
5.50%, 04/01/2033	—	—	55	60	55	60
5.50%, 05/01/2033	—	—	170	189	170	189
5.50%, 10/01/2033	—	—	129	142	129	142
5.50%, 12/01/2033	—	—	1,426	1,595	1,426	1,595
5.50%, 11/01/2036	—	—	1,587	1,758	1,587	1,758
5.50%, 04/01/2038	—	—	338	374	338	374
5.50%, 04/01/2038	—	—	469	521	469	521
5.50%, 07/01/2038*	441	485	—	—	441	485
5.50%, 08/01/2038	—	—	1,014	1,136	1,014	1,136
5.50%, 03/01/2040	—	—	1,677	1,859	1,677	1,859
6.00%, 07/01/2017	—	—	21	22	21	22
6.00%, 03/01/2022	—	—	38	42	38	42
6.00%, 07/01/2023	—	—	520	579	520	579
6.00%, 06/01/2028	—	—	7	7	7	7
6.00%, 01/01/2029	—	—	3	3	3	3
6.00%, 03/01/2031	—	—	17	19	17	19
6.00%, 04/01/2031	—	—	1	1	1	1
6.00%, 12/01/2031	—	—	82	93	82	93
6.00%, 12/01/2032	—	—	83	93	83	93
6.00%, 02/01/2033	—	—	202	227	202	227

6.00%, 12/01/2033	—	—	88	100	88	100
6.00%, 10/01/2036(e)	—	—	724	812	724	812
6.00%, 12/01/2037(e)	—	—	504	560	504	560
6.00%, 01/01/2038	—	—	808	910	808	910
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)	Core Plus Bond Fund I Principal Amount (000's)	Core Plus Bond Fund I Value (000's)	Bond & Mortgage Securities Fund Principal Amount (000's)	Bond & Mortgage Securities Fund Value (000's)	Combined Portfolio Principal Amount (000's)	Combined Portfolio Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.00%, 01/01/2038(e)	$—	$—	$144	$161	$144	$161
6.00%, 07/01/2038	—	—	3,186	3,585	3,186	3,585
6.50%, 06/01/2017	—	—	58	60	58	60
6.50%, 03/01/2029	—	—	1	1	1	1
6.50%, 03/01/2029	—	—	13	15	13	15
6.50%, 05/01/2029	—	—	21	23	21	23
6.50%, 04/01/2031	—	—	9	10	9	10
6.50%, 06/01/2031	—	—	2	2	2	2
6.50%, 09/01/2031	—	—	4	5	4	5
6.50%, 02/01/2032	—	—	2	2	2	2
6.50%, 02/01/2032	—	—	6	7	6	7
6.50%, 05/01/2032	—	—	25	29	25	29
6.50%, 04/01/2035	—	—	251	282	251	282
6.50%, 10/01/2035	—	—	137	156	137	156
7.00%, 12/01/2029	—	—	12	13	12	13
7.00%, 06/01/2030	—	—	15	17	15	17
7.00%, 12/01/2030	—	—	12	13	12	13
7.00%, 09/01/2031	—	—	3	4	3	4
7.50%, 09/01/2030	—	—	4	4	4	4
7.50%, 09/01/2030	—	—	3	4	3	4
7.50%, 01/01/2031	—	—	19	21	19	21
7.50%, 03/01/2031	—	—	5	5	5	5
7.50%, 02/01/2032	—	—	11	13	11	13
8.00%, 09/01/2030	—	—	114	127	114	127
		$4,775		$76,957		$81,732
Federal National Mortgage Association (FNMA) - 12.91%
1.68%, 10/01/2034(e)	—	—	238	248	238	248
1.94%, 10/01/2036(e)	—	—	107	114	107	114
1.97%, 09/01/2038(e)	—	—	2,246	2,341	2,246	2,341
2.23%, 02/01/2036(e)	—	—	40	40	40	40
2.26%, 12/01/2032(e)	—	—	174	184	174	184
2.26%, 04/01/2036(e)	—	—	362	383	362	383
2.26%, 06/01/2043(e)	—	—	5,744	5,685	5,744	5,685
2.28%, 07/01/2033(e)	—	—	1,236	1,318	1,236	1,318
2.31%, 08/01/2022*	300	290	—	—	300	290
2.32%, 01/01/2033(e)	—	—	126	133	126	133
2.32%, 03/01/2035(e)	—	—	337	355	337	355
2.34%, 12/01/2036(e)	—	—	521	562	521	562
2.35%, 07/01/2034(e)	—	—	441	470	441	470
2.35%, 08/01/2035(e),*	206	221	—	—	206	221
2.37%, 09/01/2035(e),*	217	234	—	—	217	234
2.49%, 08/01/2035(e)	—	—	319	341	319	341
2.50%, 05/01/2029(j)	—	—	12,600	12,679	12,600	12,679
2.63%, 04/01/2033(e)	—	—	200	213	200	213
2.64%, 06/01/2022*	2,900	2,865	—	—	2,900	2,865
2.74%, 03/01/2035(e)	—	—	4,871	5,220	4,871	5,220
2.87%, 09/01/2027(e),*	2,300	2,154	—	—	2,300	2,154
3.00%, 05/01/2028(j),*	46,000	47,470	8,000	8,256	54,000	55,726
3.00%, 12/01/2040	—	—	244	238	244	238
3.00%, 11/01/2042	—	—	865	847	865	847
3.00%, 04/01/2043	—	—	951	928	951	928
3.00%, 05/01/2043(j)	—	—	51,900	50,570	51,900	50,570
3.16%, 05/01/2022(e),*	9,356	9,669	—	—	9,356	9,669
3.33%, 11/01/2021*	192	199	—	—	192	199
3.33%, 04/01/2041(e)	—	—	1,867	1,972	1,867	1,972
3.50%, 12/01/2025	—	—	2,926	3,085	2,926	3,085
3.50%, 01/01/2026*	112	118	—	—	112	118
3.50%, 11/01/2026*	1,263	1,330	—	—	1,263	1,330
3.50%, 01/01/2027*	680	717	—	—	680	717
3.50%, 02/01/2027*	810	854	—	—	810	854
3.50%, 04/01/2027	—	—	1,537	1,620	1,537	1,620
3.50%, 05/01/2029(j),*	28,000	29,487	9,450	9,952	37,450	39,439
3.50%, 10/01/2033	—	—	6,352	6,597	6,352	6,597
3.50%, 01/01/2041	—	—	475	482	475	482
3.50%, 03/01/2042	—	—	4,721	4,803	4,721	4,803
3.50%, 02/01/2043	—	—	7,409	7,458	7,409	7,458
3.50%, 04/01/2043	—	—	4,578	4,608	4,578	4,608
3.50%, 05/01/2043	—	—	689	700	689	700
3.50%, 05/01/2043(j)	—	—	18,000	18,269	18,000	18,269
3.50%, 07/01/2043	—	—	3,636	3,698	3,636	3,698
3.89%, 07/01/2021(e),*	2,500	2,676	—	—	2,500	2,676
4.00%, 08/01/2020	—	—	2,685	2,851	2,685	2,851

4.00%, 07/01/2024*	39	41	—	—	39	41
4.00%, 10/01/2024*	26	28	—	—	26	28
4.00%, 02/01/2025*	59	62	—	—	59	62
4.00%, 10/01/2025*	26	27	—	—	26	27
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)	Core Plus Bond Fund I Principal Amount (000's)	Core Plus Bond Fund I Value (000's)	Bond & Mortgage Securities Fund Principal Amount (000's)	Bond & Mortgage Securities Fund Value (000's)	Combined Portfolio Principal Amount (000's)	Combined Portfolio Value (000's)
Federal National Mortgage Association (FNMA) (continued)
4.00%, 01/01/2026*	$11	$12	$—	$—	$11	$12
4.00%, 02/01/2026*	1	1	—	—	1	1
4.00%, 02/01/2026*	52	55	—	—	52	55
4.00%, 04/01/2026*	186	197	—	—	186	197
4.00%, 06/01/2026	—	—	4,173	4,439	4,173	4,439
4.00%, 06/01/2026*	13	14	—	—	13	14
4.00%, 06/01/2026*	218	232	—	—	218	232
4.00%, 05/01/2029(j)	—	—	3,350	3,554	3,350	3,554
4.00%, 11/01/2030*	47	50	—	—	47	50
4.00%, 02/01/2031	—	—	749	797	749	797
4.00%, 02/01/2031	—	—	858	913	858	913
4.00%, 05/01/2031	—	—	1,657	1,763	1,657	1,763
4.00%, 06/01/2031	—	—	2,576	2,742	2,576	2,742
4.00%, 08/01/2031*	206	219	—	—	206	219
4.00%, 09/01/2031*	125	133	—	—	125	133
4.00%, 10/01/2031*	411	437	—	—	411	437
4.00%, 04/01/2034	—	—	7,963	8,613	7,963	8,613
4.00%, 12/01/2040*	2,777	2,910	—	—	2,777	2,910
4.00%, 12/01/2040	—	—	4,912	5,169	4,912	5,169
4.00%, 12/01/2040	—	—	10,270	10,794	10,270	10,794
4.00%, 01/01/2041	—	—	7,687	8,078	7,687	8,078
4.00%, 09/01/2041*	47	50	—	—	47	50
4.00%, 07/01/2042*	183	192	—	—	183	192
4.00%, 03/01/2043	—	—	4,380	4,590	4,380	4,590
4.00%, 05/01/2043	—	—	942	990	942	990
4.00%, 09/01/2043	—	—	447	469	447	469
4.00%, 02/01/2044	—	—	14,822	15,615	14,822	15,615
4.00%, 05/01/2044(j)	—	—	10,000	10,477	10,000	10,477
4.50%, 02/01/2024*	100	108	—	—	100	108
4.50%, 01/01/2025*	459	492	—	—	459	492
4.50%, 02/01/2025*	99	106	—	—	99	106
4.50%, 04/01/2028*	115	124	—	—	115	124
4.50%, 06/01/2028*	108	116	—	—	108	116
4.50%, 03/01/2029*	43	46	—	—	43	46
4.50%, 04/01/2029*	15	17	—	—	15	17
4.50%, 05/01/2029*	138	148	—	—	138	148
4.50%, 05/01/2029*	119	128	—	—	119	128
4.50%, 06/01/2029*	711	763	—	—	711	763
4.50%, 06/01/2029*	582	629	—	—	582	629
4.50%, 08/01/2029*	272	298	—	—	272	298
4.50%, 09/01/2029*	11	11	—	—	11	11
4.50%, 10/01/2029*	206	223	—	—	206	223
4.50%, 11/01/2029*	467	504	—	—	467	504
4.50%, 02/01/2030*	84	91	—	—	84	91
4.50%, 06/01/2030*	120	129	—	—	120	129
4.50%, 01/01/2039*	252	272	—	—	252	272
4.50%, 03/01/2039*	18	19	—	—	18	19
4.50%, 03/01/2039*	231	250	—	—	231	250
4.50%, 04/01/2039*	64	69	—	—	64	69
4.50%, 05/01/2039*	129	139	—	—	129	139
4.50%, 05/01/2039*	319	343	—	—	319	343
4.50%, 05/01/2039*	342	369	—	—	342	369
4.50%, 07/01/2039*	3,180	3,439	—	—	3,180	3,439
4.50%, 12/01/2039	—	—	110	118	110	118
4.50%, 01/01/2040*	38	41	—	—	38	41
4.50%, 02/01/2040*	126	137	—	—	126	137
4.50%, 02/01/2040*	1,829	1,965	—	—	1,829	1,965
4.50%, 02/01/2040*	74	80	—	—	74	80
4.50%, 05/01/2040	—	—	2,547	2,751	2,547	2,751
4.50%, 05/01/2040	—	—	2,271	2,467	2,271	2,467
4.50%, 06/01/2040*	179	193	—	—	179	193
4.50%, 07/01/2040	—	—	1,574	1,702	1,574	1,702
4.50%, 10/01/2040*	71	76	—	—	71	76
4.50%, 10/01/2040*	104	111	—	—	104	111
4.50%, 10/01/2040*	37	39	—	—	37	39
4.50%, 11/01/2040*	774	831	—	—	774	831
4.50%, 01/01/2041	—	—	2,217	2,396	2,217	2,396
4.50%, 05/01/2041*	31	33	—	—	31	33
4.50%, 06/01/2041*	246	264	—	—	246	264
4.50%, 06/01/2041*	60	65	—	—	60	65
4.50%, 06/01/2041*	20	21	—	—	20	21
4.50%, 09/01/2041	—	—	1,310	1,406	1,310	1,406

4.50%, 09/01/2041*	101	108	—	—	101	108
4.50%, 12/01/2041*	51	55	—	—	51	55
4.50%, 04/01/2042*	42	45	—	—	42	45
4.50%, 09/01/2043*	97	104	—	—	97	104
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)	Core Plus Bond Fund I Principal Amount (000's)	Core Plus Bond Fund I Value (000's)	Bond & Mortgage Securities Fund Principal Amount(000's)	Bond & Mortgage Securities Fund Value (000's)	Combined Portfolio Principal Amount (000's)	Combined Portfolio Value (000's)
Federal National Mortgage Association (FNMA) (continued)
4.50%, 09/01/2043*	$96	$103	$—	$—	$96	$103
4.50%, 09/01/2043*	95	103	—	—	95	103
4.50%, 11/01/2043*	101	109	—	—	101	109
4.50%, 12/01/2043*	2,503	2,689	—	—	2,503	2,689
4.50%, 04/01/2044	—	—	27,230	29,283	27,230	29,283
4.50%, 05/01/2044(j),*	95,800	102,850	13,000	13,957	108,800	116,807
5.00%, 03/01/2018	—	—	163	173	163	173
5.00%, 07/01/2024*	185	202	—	—	185	202
5.00%, 09/01/2024*	195	214	—	—	195	214
5.00%, 08/01/2025*	5	6	—	—	5	6
5.00%, 11/01/2025*	394	431	—	—	394	431
5.00%, 05/01/2026*	103	113	—	—	103	113
5.00%, 08/01/2027*	7	7	—	—	7	7
5.00%, 03/01/2028*	7	8	—	—	7	8
5.00%, 05/01/2028*	180	198	—	—	180	198
5.00%, 06/01/2028*	232	255	—	—	232	255
5.00%, 07/01/2028*	4	4	—	—	4	4
5.00%, 03/01/2029*	205	228	—	—	205	228
5.00%, 10/01/2029*	156	174	—	—	156	174
5.00%, 01/01/2030*	629	693	—	—	629	693
5.00%, 07/01/2030*	463	513	—	—	463	513
5.00%, 08/01/2030*	247	274	—	—	247	274
5.00%, 05/01/2033*	406	446	—	—	406	446
5.00%, 05/01/2033*	261	287	—	—	261	287
5.00%, 06/01/2033*	252	278	—	—	252	278
5.00%, 06/01/2033*	429	473	—	—	429	473
5.00%, 06/01/2033*	200	220	—	—	200	220
5.00%, 06/01/2033*	252	277	—	—	252	277
5.00%, 07/01/2033*	26	28	—	—	26	28
5.00%, 08/01/2033*	9	10	—	—	9	10
5.00%, 08/01/2033*	508	560	—	—	508	560
5.00%, 08/01/2033*	17	19	—	—	17	19
5.00%, 09/01/2033*	1,787	1,970	—	—	1,787	1,970
5.00%, 09/01/2033*	626	690	—	—	626	690
5.00%, 11/01/2033*	179	197	—	—	179	197
5.00%, 12/01/2033*	317	350	—	—	317	350
5.00%, 05/01/2034*	661	728	—	—	661	728
5.00%, 01/01/2035*	439	481	—	—	439	481
5.00%, 03/01/2035*	408	448	—	—	408	448
5.00%, 06/01/2035*	1,114	1,226	—	—	1,114	1,226
5.00%, 06/01/2035*	230	253	—	—	230	253
5.00%, 07/01/2035*	1,072	1,186	—	—	1,072	1,186
5.00%, 07/01/2035*	23	25	—	—	23	25
5.00%, 07/01/2035*	19	21	—	—	19	21
5.00%, 07/01/2035*	273	301	—	—	273	301
5.00%, 08/01/2035*	238	262	—	—	238	262
5.00%, 08/01/2035*	246	270	—	—	246	270
5.00%, 09/01/2035*	16	18	—	—	16	18
5.00%, 10/01/2035*	19	21	—	—	19	21
5.00%, 10/01/2035*	953	1,048	—	—	953	1,048
5.00%, 10/01/2035*	1,550	1,704	—	—	1,550	1,704
5.00%, 10/01/2035*	59	64	—	—	59	64
5.00%, 11/01/2035*	70	77	—	—	70	77
5.00%, 02/01/2036*	28	31	—	—	28	31
5.00%, 12/01/2036*	15	17	—	—	15	17
5.00%, 07/01/2037*	912	1,003	—	—	912	1,003
5.00%, 08/01/2037*	2,691	2,959	—	—	2,691	2,959
5.00%, 02/01/2038*	263	288	—	—	263	288
5.00%, 02/01/2038*	638	702	—	—	638	702
5.00%, 03/01/2038*	1,869	2,046	—	—	1,869	2,046
5.00%, 05/01/2038*	191	209	—	—	191	209
5.00%, 12/01/2038*	37	41	—	—	37	41
5.00%, 04/01/2039*	779	859	—	—	779	859
5.00%, 04/01/2039*	18	20	—	—	18	20
5.00%, 07/01/2039*	93	102	—	—	93	102
5.00%, 10/01/2039*	42	46	—	—	42	46
5.00%, 11/01/2039*	56	62	—	—	56	62
5.00%, 11/01/2039*	46	51	—	—	46	51
5.00%, 12/01/2039	—	—	221	245	221	245
5.00%, 02/01/2040	—	—	574	631	574	631
5.00%, 02/01/2040*	38	42	—	—	38	42
5.00%, 02/01/2040*	42	46	—	—	42	46

5.00%, 04/01/2040	—	—	1,059	1,165	1,059	1,165
5.00%, 05/01/2040*	25	28	—	—	25	28
5.00%, 05/01/2040*	363	398	—	—	363	398
5.00%, 06/01/2040*	61	67	—	—	61	67
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)	Core Plus Bond Fund I Principal Amount (000's)	Core Plus Bond Fund I Value (000's)	Bond & Mortgage Securities Fund Principal Amount (000's)	Bond & Mortgage Securities Fund Value (000's)	Combined Portfolio Principal Amount (000's)	Combined Portfolio Value (000's)
Federal National Mortgage Association (FNMA) (continued)
5.00%, 07/01/2040*	$49	$54	$—	$—	$49	$54
5.00%, 07/01/2040*	318	349	—	—	318	349
5.00%, 08/01/2040*	32	35	—	—	32	35
5.00%, 08/01/2040*	29	32	—	—	29	32
5.00%, 08/01/2040*	53	58	—	—	53	58
5.00%, 08/01/2040*	38	41	—	—	38	41
5.00%, 11/01/2040*	327	359	—	—	327	359
5.00%, 02/01/2041*	165	182	—	—	165	182
5.00%, 03/01/2041*	521	572	—	—	521	572
5.00%, 04/01/2041*	219	240	—	—	219	240
5.00%, 05/01/2041	—	—	5,628	6,223	5,628	6,223
5.00%, 05/01/2041*	311	342	—	—	311	342
5.00%, 06/01/2041*	197	217	—	—	197	217
5.00%, 01/01/2042*	25	28	—	—	25	28
5.00%, 06/01/2043(j),*	9,000	9,845	—	—	9,000	9,845
5.00%, 05/01/2044(j),*	48,000	52,635	20,000	21,931	68,000	74,566
5.50%, 09/01/2017	—	—	26	28	26	28
5.50%, 10/01/2017	—	—	43	45	43	45
5.50%, 06/01/2020	—	—	451	479	451	479
5.50%, 09/01/2020	—	—	1,190	1,299	1,190	1,299
5.50%, 02/01/2023	—	—	96	106	96	106
5.50%, 06/01/2023	—	—	285	314	285	314
5.50%, 07/01/2023	—	—	7	8	7	8
5.50%, 11/01/2023*	180	199	—	—	180	199
5.50%, 04/01/2026*	195	217	—	—	195	217
5.50%, 02/01/2027*	4	4	—	—	4	4
5.50%, 08/01/2027*	32	36	—	—	32	36
5.50%, 09/01/2027*	76	85	—	—	76	85
5.50%, 03/01/2028*	78	87	—	—	78	87
5.50%, 04/01/2028*	3,188	3,539	—	—	3,188	3,539
5.50%, 05/01/2028*	24	27	—	—	24	27
5.50%, 06/01/2028*	18	20	—	—	18	20
5.50%, 01/01/2030*	138	153	—	—	138	153
5.50%, 12/01/2032*	21	23	—	—	21	23
5.50%, 03/01/2033*	244	271	—	—	244	271
5.50%, 04/01/2033*	258	286	—	—	258	286
5.50%, 05/01/2033*	129	143	—	—	129	143
5.50%, 06/01/2033*	74	82	—	—	74	82
5.50%, 07/01/2033*	612	681	—	—	612	681
5.50%, 07/01/2033	—	—	347	387	347	387
5.50%, 08/01/2033*	142	158	—	—	142	158
5.50%, 09/01/2033*	30	33	—	—	30	33
5.50%, 09/01/2033	—	—	417	464	417	464
5.50%, 12/01/2033*	3	3	—	—	3	3
5.50%, 12/01/2033*	12	13	—	—	12	13
5.50%, 12/01/2033*	131	145	—	—	131	145
5.50%, 12/01/2033*	462	514	—	—	462	514
5.50%, 01/01/2034*	15	16	—	—	15	16
5.50%, 01/01/2034*	131	145	—	—	131	145
5.50%, 04/01/2034*	28	32	—	—	28	32
5.50%, 05/01/2034*	185	206	—	—	185	206
5.50%, 08/01/2034*	5	5	—	—	5	5
5.50%, 09/01/2034*	10	11	—	—	10	11
5.50%, 01/01/2035*	37	41	—	—	37	41
5.50%, 03/01/2035*	11	13	—	—	11	13
5.50%, 07/01/2035*	62	69	—	—	62	69
5.50%, 08/01/2035*	10	11	—	—	10	11
5.50%, 08/01/2035*	120	133	—	—	120	133
5.50%, 10/01/2035*	99	110	—	—	99	110
5.50%, 11/01/2035*	10	11	—	—	10	11
5.50%, 12/01/2035*	11	12	—	—	11	12
5.50%, 01/01/2036*	52	58	—	—	52	58
5.50%, 01/01/2036*	6	6	—	—	6	6
5.50%, 02/01/2036*	329	363	—	—	329	363
5.50%, 03/01/2036*	962	1,063	—	—	962	1,063
5.50%, 08/01/2036	—	—	3,487	3,866	3,487	3,866
5.50%, 09/01/2036*	319	355	—	—	319	355
5.50%, 10/01/2036*	537	593	—	—	537	593
5.50%, 10/01/2036*	160	177	—	—	160	177
5.50%, 11/01/2036*	108	119	—	—	108	119
5.50%, 11/01/2036*	445	491	—	—	445	491
5.50%, 12/01/2036*	95	105	—	—	95	105

5.50%, 12/01/2036*	176	195	—	—	176	195
5.50%, 12/01/2036*	84	93	—	—	84	93
5.50%, 12/01/2036*	396	437	—	—	396	437
5.50%, 12/01/2036*	189	209	—	—	189	209
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)	Core Plus Bond Fund I Principal Amount (000's)	Core Plus Bond Fund I Value (000's)	Bond & Mortgage Securities Fund Principal Amount (000's)	Bond & Mortgage Securities Fund Value (000's)	Combined Portfolio Principal Amount (000's)	Combined Portfolio Value (000's)
Federal National Mortgage Association (FNMA) (continued)
5.50%, 01/01/2037*	$95	$105	$—	$—	$95	$105
5.50%, 02/01/2037*	1,663	1,839	—	—	1,663	1,839
5.50%, 02/01/2037	—	—	189	210	189	210
5.50%, 02/01/2037*	668	738	—	—	668	738
5.50%, 07/01/2037*	641	707	—	—	641	707
5.50%, 07/01/2037*	203	224	—	—	203	224
5.50%, 08/01/2037*	28	31	—	—	28	31
5.50%, 08/01/2037*	43	48	—	—	43	48
5.50%, 01/01/2038*	451	498	—	—	451	498
5.50%, 03/01/2038*	4	5	—	—	4	5
5.50%, 04/01/2038*	210	232	—	—	210	232
5.50%, 04/01/2038*	4	5	—	—	4	5
5.50%, 04/01/2038*	241	266	—	—	241	266
5.50%, 04/01/2038*	214	236	—	—	214	236
5.50%, 04/01/2038*	185	205	—	—	185	205
5.50%, 04/01/2038*	7	8	—	—	7	8
5.50%, 04/01/2038*	234	258	—	—	234	258
5.50%, 04/01/2038	—	—	6,850	7,606	6,850	7,606
5.50%, 04/01/2038*	3,672	4,055	—	—	3,672	4,055
5.50%, 05/01/2038*	371	410	—	—	371	410
5.50%, 05/01/2038*	566	624	—	—	566	624
5.50%, 06/01/2038*	26,389	29,141	—	—	26,389	29,141
5.50%, 06/01/2038*	214	236	—	—	214	236
5.50%, 06/01/2038*	29	31	—	—	29	31
5.50%, 06/01/2038*	91	101	—	—	91	101
5.50%, 06/01/2038*	20	22	—	—	20	22
5.50%, 06/01/2038*	410	453	—	—	410	453
5.50%, 06/01/2038*	657	725	—	—	657	725
5.50%, 07/01/2038*	2	2	—	—	2	2
5.50%, 07/01/2038*	2	3	—	—	2	3
5.50%, 08/01/2038*	2	2	—	—	2	2
5.50%, 09/01/2038*	219	241	—	—	219	241
5.50%, 10/01/2038*	101	111	—	—	101	111
5.50%, 12/01/2038	—	—	2,287	2,527	2,287	2,527
5.50%, 12/01/2038*	8	9	—	—	8	9
5.50%, 12/01/2038*	195	216	—	—	195	216
5.50%, 02/01/2039*	132	146	—	—	132	146
5.50%, 08/01/2039*	7,501	8,290	—	—	7,501	8,290
5.50%, 05/01/2040	—	—	1,699	1,878	1,699	1,878
5.50%, 05/01/2040	—	—	1,600	1,786	1,600	1,786
5.50%, 09/01/2040*	713	787	—	—	713	787
5.50%, 04/01/2041*	114	127	—	—	114	127
5.50%, 05/01/2044(j),*	11,000	12,162	—	—	11,000	12,162
6.00%, 02/01/2023	—	—	37	41	37	41
6.00%, 12/01/2031*	10	11	—	—	10	11
6.00%, 04/01/2033*	11	12	—	—	11	12
6.00%, 07/01/2033*	4	5	—	—	4	5
6.00%, 06/01/2034*	10	11	—	—	10	11
6.00%, 07/01/2034*	4	5	—	—	4	5
6.00%, 08/01/2034*	18	21	—	—	18	21
6.00%, 11/01/2034*	17	19	—	—	17	19
6.00%, 04/01/2035*	3	4	—	—	3	4
6.00%, 05/01/2035*	16	18	—	—	16	18
6.00%, 06/01/2035*	217	242	—	—	217	242
6.00%, 06/01/2035*	33	37	—	—	33	37
6.00%, 07/01/2035*	277	311	—	—	277	311
6.00%, 09/01/2035*	11	13	—	—	11	13
6.00%, 09/01/2035*	44	49	—	—	44	49
6.00%, 10/01/2035*	7	8	—	—	7	8
6.00%, 10/01/2035*	258	291	—	—	258	291
6.00%, 02/01/2036*	81	90	—	—	81	90
6.00%, 02/01/2036*	121	136	—	—	121	136
6.00%, 04/01/2036*	229	257	—	—	229	257
6.00%, 04/01/2036*	124	139	—	—	124	139
6.00%, 05/01/2036*	113	126	—	—	113	126
6.00%, 05/01/2036*	105	118	—	—	105	118
6.00%, 06/01/2036*	10	11	—	—	10	11
6.00%, 06/01/2036*	6	6	—	—	6	6
6.00%, 07/01/2036*	190	212	—	—	190	212
6.00%, 07/01/2036*	106	118	—	—	106	118
6.00%, 07/01/2036*	10	11	—	—	10	11
6.00%, 07/01/2036*	48	53	—	—	48	53

6.00%, 08/01/2036*	20	23	—	—	20	23
6.00%, 08/01/2036*	6	6	—	—	6	6
6.00%, 08/01/2036*	38	43	—	—	38	43
6.00%, 08/01/2036*	3	3	—	—	3	3
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)	Core Plus Bond Fund I Principal Amount (000's)	Core Plus Bond Fund I Value (000's)	Bond & Mortgage Securities Fund Principal Amount (000's)	Bond & Mortgage Securities Fund Value (000's)	Combined Portfolio Principal Amount (000's)	Combined Portfolio Value (000's)
Federal National Mortgage Association (FNMA) (continued)
6.00%, 08/01/2036*	$141	$157	$—	$—	$141	$157
6.00%, 09/01/2036*	11	13	—	—	11	13
6.00%, 09/01/2036*	4	4	—	—	4	4
6.00%, 09/01/2036*	115	129	—	—	115	129
6.00%, 09/01/2036*	132	147	—	—	132	147
6.00%, 09/01/2036*	343	384	—	—	343	384
6.00%, 09/01/2036*	8	9	—	—	8	9
6.00%, 09/01/2036*	91	101	—	—	91	101
6.00%, 09/01/2036*	115	129	—	—	115	129
6.00%, 09/01/2036*	123	137	—	—	123	137
6.00%, 10/01/2036*	8	9	—	—	8	9
6.00%, 10/01/2036*	4	4	—	—	4	4
6.00%, 10/01/2036*	6	6	—	—	6	6
6.00%, 10/01/2036*	41	46	—	—	41	46
6.00%, 10/01/2036*	2	2	—	—	2	2
6.00%, 10/01/2036*	120	134	—	—	120	134
6.00%, 10/01/2036*	1,264	1,414	—	—	1,264	1,414
6.00%, 10/01/2036*	589	659	—	—	589	659
6.00%, 10/01/2036*	2	2	—	—	2	2
6.00%, 11/01/2036*	68	76	—	—	68	76
6.00%, 11/01/2036*	77	87	—	—	77	87
6.00%, 11/01/2036*	2	2	—	—	2	2
6.00%, 11/01/2036*	1	2	—	—	1	2
6.00%, 11/01/2036*	2	2	—	—	2	2
6.00%, 12/01/2036*	123	138	—	—	123	138
6.00%, 12/01/2036*	7	8	—	—	7	8
6.00%, 12/01/2036*	109	122	—	—	109	122
6.00%, 12/01/2036*	87	98	—	—	87	98
6.00%, 12/01/2036*	27	30	—	—	27	30
6.00%, 12/01/2036*	8	9	—	—	8	9
6.00%, 12/01/2036*	209	234	—	—	209	234
6.00%, 12/01/2036*	111	124	—	—	111	124
6.00%, 12/01/2036*	244	274	—	—	244	274
6.00%, 01/01/2037*	232	259	—	—	232	259
6.00%, 01/01/2037*	197	221	—	—	197	221
6.00%, 01/01/2037*	138	153	—	—	138	153
6.00%, 01/01/2037*	65	73	—	—	65	73
6.00%, 01/01/2037*	3	3	—	—	3	3
6.00%, 02/01/2037*	693	775	—	—	693	775
6.00%, 03/01/2037*	339	378	—	—	339	378
6.00%, 04/01/2037*	77	87	—	—	77	87
6.00%, 04/01/2037*	43	48	—	—	43	48
6.00%, 05/01/2037*	103	115	—	—	103	115
6.00%, 06/01/2037*	10	12	—	—	10	12
6.00%, 06/01/2037*	219	244	—	—	219	244
6.00%, 06/01/2037*	98	110	—	—	98	110
6.00%, 07/01/2037*	40	45	—	—	40	45
6.00%, 07/01/2037*	219	244	—	—	219	244
6.00%, 07/01/2037*	3	3	—	—	3	3
6.00%, 07/01/2037*	20	23	—	—	20	23
6.00%, 07/01/2037*	15	16	—	—	15	16
6.00%, 07/01/2037*	20	23	—	—	20	23
6.00%, 08/01/2037*	71	79	—	—	71	79
6.00%, 08/01/2037*	23	25	—	—	23	25
6.00%, 08/01/2037*	2,128	2,378	—	—	2,128	2,378
6.00%, 09/01/2037*	191	213	—	—	191	213
6.00%, 09/01/2037*	6	6	—	—	6	6
6.00%, 09/01/2037*	411	461	—	—	411	461
6.00%, 09/01/2037*	121	135	—	—	121	135
6.00%, 09/01/2037*	2	2	—	—	2	2
6.00%, 09/01/2037*	5	5	—	—	5	5
6.00%, 09/01/2037*	33	37	—	—	33	37
6.00%, 09/01/2037*	166	185	—	—	166	185
6.00%, 09/01/2037*	227	253	—	—	227	253
6.00%, 09/01/2037*	53	59	—	—	53	59
6.00%, 10/01/2037*	111	123	—	—	111	123
6.00%, 10/01/2037*	241	268	—	—	241	268
6.00%, 10/01/2037*	39	44	—	—	39	44
6.00%, 10/01/2037*	46	51	—	—	46	51
6.00%, 10/01/2037*	819	916	—	—	819	916
6.00%, 10/01/2037*	84	94	—	—	84	94
6.00%, 10/01/2037*	451	503	—	—	451	503

6.00%, 10/01/2037*	3	4	—	—	3	4
6.00%, 10/01/2037*	209	234	—	—	209	234
6.00%, 10/01/2037*	121	135	—	—	121	135
6.00%, 11/01/2037*	170	190	—	—	170	190
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)	Core Plus Bond Fund I Principal Amount (000's)	Core Plus Bond Fund I Value (000's)	Bond & Mortgage Securities Fund Principal Amount (000's)	Bond & Mortgage Securities Fund Value (000's)	Combined Portfolio Principal Amount (000's)	Combined Portfolio Value (000's)
Federal National Mortgage Association (FNMA) (continued)
6.00%, 11/01/2037*	$157	$175	$—	$—	$157	$175
6.00%, 11/01/2037*	75	83	—	—	75	83
6.00%, 11/01/2037*	42	47	—	—	42	47
6.00%, 11/01/2037*	31	35	—	—	31	35
6.00%, 11/01/2037*	32	35	—	—	32	35
6.00%, 11/01/2037*	73	82	—	—	73	82
6.00%, 11/01/2037*	106	118	—	—	106	118
6.00%, 11/01/2037*	11	12	—	—	11	12
6.00%, 11/01/2037*	125	139	—	—	125	139
6.00%, 11/01/2037*	6	7	—	—	6	7
6.00%, 12/01/2037*	94	105	—	—	94	105
6.00%, 12/01/2037*	166	185	—	—	166	185
6.00%, 12/01/2037*	200	222	—	—	200	222
6.00%, 01/01/2038*	188	210	—	—	188	210
6.00%, 01/01/2038*	359	401	—	—	359	401
6.00%, 01/01/2038*	297	332	—	—	297	332
6.00%, 01/01/2038*	2	2	—	—	2	2
6.00%, 01/01/2038*	36	41	—	—	36	41
6.00%, 02/01/2038*	333	373	—	—	333	373
6.00%, 02/01/2038*	6	7	—	—	6	7
6.00%, 02/01/2038(e)	—	—	1,514	1,688	1,514	1,688
6.00%, 03/01/2038*	85	95	—	—	85	95
6.00%, 03/01/2038*	26	29	—	—	26	29
6.00%, 03/01/2038*	131	146	—	—	131	146
6.00%, 03/01/2038*	80	90	—	—	80	90
6.00%, 05/01/2038	—	—	212	236	212	236
6.00%, 05/01/2038*	4,521	5,056	—	—	4,521	5,056
6.00%, 07/01/2038*	301	337	—	—	301	337
6.00%, 08/01/2038*	135	151	—	—	135	151
6.00%, 08/01/2038	—	—	1,405	1,581	1,405	1,581
6.00%, 08/01/2038	—	—	580	657	580	657
6.00%, 09/01/2038*	1,394	1,556	—	—	1,394	1,556
6.00%, 09/01/2038*	2,235	2,490	—	—	2,235	2,490
6.00%, 10/01/2038*	534	595	—	—	534	595
6.00%, 10/01/2038*	381	425	—	—	381	425
6.00%, 10/01/2038*	70	78	—	—	70	78
6.00%, 11/01/2038*	21	24	—	—	21	24
6.00%, 12/01/2038*	195	217	—	—	195	217
6.00%, 12/01/2038*	180	201	—	—	180	201
6.00%, 06/01/2040*	4,599	5,142	—	—	4,599	5,142
6.00%, 10/01/2040*	3,948	4,410	—	—	3,948	4,410
6.00%, 05/01/2041*	776	868	—	—	776	868
6.00%, 05/01/2044(j),*	3,000	3,352	—	—	3,000	3,352
6.50%, 07/01/2016	—	—	1	1	1	1
6.50%, 02/01/2017	—	—	8	8	8	8
6.50%, 03/01/2017	—	—	5	5	5	5
6.50%, 04/01/2017	—	—	2	2	2	2
6.50%, 08/01/2017	—	—	53	55	53	55
6.50%, 05/01/2022	—	—	12	13	12	13
6.50%, 12/01/2031	—	—	8	9	8	9
6.50%, 02/01/2032	—	—	5	6	5	6
6.50%, 02/01/2032	—	—	5	6	5	6
6.50%, 04/01/2032	—	—	8	9	8	9
6.50%, 06/01/2032	—	—	3	3	3	3
6.50%, 08/01/2032	—	—	23	26	23	26
6.50%, 07/01/2037	—	—	635	714	635	714
6.50%, 07/01/2037	—	—	823	926	823	926
6.50%, 12/01/2037	—	—	1,044	1,174	1,044	1,174
6.50%, 02/01/2038	—	—	627	705	627	705
6.50%, 03/01/2038	—	—	439	493	439	493
6.50%, 09/01/2038	—	—	1,510	1,697	1,510	1,697
7.00%, 02/01/2032	—	—	18	20	18	20
7.00%, 03/01/2032	—	—	60	67	60	67
7.50%, 08/01/2032	—	—	19	21	19	21
		$432,366		$351,837		$784,203
Government National Mortgage Association (GNMA) - 3.46%
1.50%, 07/20/2043(e)	—	—	1,989	2,030	1,989	2,030
2.00%, 04/20/2043(e)	—	—	2,655	2,755	2,655	2,755
3.00%, 05/01/2043	—	—	6,000	5,965	6,000	5,965
3.00%, 05/01/2043(j)	—	—	6,600	6,562	6,600	6,562
3.50%, 03/15/2042	—	—	2,603	2,683	2,603	2,683

3.50%, 04/15/2042	—	—	2,523	2,599	2,523	2,599
3.50%, 10/15/2042	—	—	2,730	2,812	2,730	2,812
3.50%, 08/15/2043	—	—	7,841	8,077	7,841	8,077
3.50%, 05/01/2044(j)	—	—	24,200	24,881	24,200	24,881
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)	Core Plus Bond Fund I Principal Amount (000's)	Core Plus Bond Fund I Value (000's)	Bond & Mortgage Securities Fund Principal Amount (000's)	Bond & Mortgage Securities Fund Value (000's)	Combined Portfolio Principal Amount (000's)	Combined Portfolio Value (000's)
Government National Mortgage Association (GNMA) (continued)
4.00%, 10/15/2041	$—	$—	$6,154	$6,525	$6,154	$6,525
4.00%, 02/15/2042	—	—	2,315	2,455	2,315	2,455
4.00%, 05/01/2043	—	—	6,700	7,090	6,700	7,090
4.00%, 05/01/2043(j)	—	—	25,000	26,457	25,000	26,457
4.00%, 05/20/2043	—	—	607	643	607	643
4.50%, 06/20/2025	—	—	8,813	9,392	8,813	9,392
4.50%, 09/15/2039	—	—	839	915	839	915
4.50%, 01/20/2040	—	—	3,758	4,087	3,758	4,087
4.50%, 08/20/2040	—	—	7,682	8,362	7,682	8,362
4.50%, 10/20/2040	—	—	2,877	3,132	2,877	3,132
4.50%, 04/15/2041	—	—	6,425	7,062	6,425	7,062
4.50%, 07/15/2041	—	—	3,117	3,426	3,117	3,426
4.50%, 05/01/2043	—	—	12,000	13,007	12,000	13,007
4.50%, 01/20/2044	—	—	9,879	10,721	9,879	10,721
5.00%, 11/15/2033	—	—	4,351	4,819	4,351	4,819
5.00%, 06/15/2034	—	—	96	107	96	107
5.00%, 03/15/2038*	17	18	—	—	17	18
5.00%, 05/15/2038*	434	477	—	—	434	477
5.00%, 08/15/2038*	689	758	—	—	689	758
5.00%, 10/15/2038*	4,278	4,694	—	—	4,278	4,694
5.00%, 11/15/2038*	1,278	1,405	—	—	1,278	1,405
5.00%, 12/15/2038*	644	706	—	—	644	706
5.00%, 01/15/2039*	700	770	—	—	700	770
5.00%, 02/15/2039*	14	15	—	—	14	15
5.00%, 02/15/2039*	479	527	—	—	479	527
5.00%, 02/15/2039*	4,385	4,819	—	—	4,385	4,819
5.00%, 03/15/2039*	271	298	—	—	271	298
5.00%, 03/15/2039*	1,798	1,974	—	—	1,798	1,974
5.00%, 03/15/2039*	731	803	—	—	731	803
5.00%, 03/15/2039*	134	147	—	—	134	147
5.00%, 04/15/2039*	252	277	—	—	252	277
5.00%, 04/15/2039*	209	230	—	—	209	230
5.00%, 09/15/2039*	925	1,017	—	—	925	1,017
5.00%, 10/15/2039*	141	155	—	—	141	155
5.00%, 10/20/2039	—	—	524	579	524	579
5.00%, 11/15/2039*	3,286	3,610	—	—	3,286	3,610
5.00%, 02/15/2040*	66	73	—	—	66	73
5.00%, 07/20/2040	—	—	903	991	903	991
5.00%, 08/15/2040*	327	359	—	—	327	359
5.00%, 09/15/2040*	826	911	—	—	826	911
5.00%, 09/15/2040*	65	71	—	—	65	71
5.00%, 03/15/2041*	483	530	—	—	483	530
5.00%, 09/20/2041	—	—	1,380	1,519	1,380	1,519
5.00%, 05/01/2043	—	—	10,000	10,963	10,000	10,963
5.50%, 10/15/2033	—	—	1,494	1,689	1,494	1,689
5.50%, 05/20/2035	—	—	183	205	183	205
5.50%, 02/15/2038	—	—	2,073	2,303	2,073	2,303
6.00%, 07/20/2028	—	—	77	86	77	86
6.00%, 11/20/2028	—	—	64	72	64	72
6.00%, 01/20/2029	—	—	71	82	71	82
6.00%, 07/20/2029	—	—	15	17	15	17
6.00%, 08/15/2031	—	—	42	48	42	48
6.00%, 01/15/2032	—	—	8	9	8	9
6.00%, 02/15/2032	—	—	68	78	68	78
6.00%, 02/15/2033	—	—	53	61	53	61
6.00%, 12/15/2033	—	—	75	86	75	86
6.50%, 03/20/2028	—	—	13	15	13	15
6.50%, 05/20/2029	—	—	11	13	11	13
6.50%, 02/20/2032	—	—	6	7	6	7
6.50%, 10/15/2032	—	—	31	36	31	36
6.50%, 12/15/2032	—	—	146	165	146	165
7.00%, 04/15/2031	—	—	1	1	1	1
7.00%, 06/15/2031	—	—	23	27	23	27
7.00%, 07/15/2031	—	—	2	2	2	2
7.00%, 06/15/2032	—	—	154	175	154	175
8.00%, 01/20/2031	—	—	8	10	8	10
		$24,644		$185,803		$210,447
U.S. Treasury - 18.58%
0.10%, 04/30/2016(e),(k),*	114,100	114,089	—	—	114,100	114,089
0.25%, 01/31/2015	—	—	16,000	16,021	16,000	16,021
0.25%, 05/15/2015	—	—	700	701	700	701
0.50%, 07/31/2017*	10,600	10,428	—	—	10,600	10,428

0.63%, 11/15/2016(k),(l),*	64,400	64,324	25,000	24,971	89,400	89,295
0.63%, 02/15/2017	—	—	125	124	125	124
0.63%, 05/31/2017*	18,040	17,876	22,480	22,276	40,520	40,152
0.63%, 08/31/2017*	5,000	4,930	—	—	5,000	4,930
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)	Core Plus Bond Fund I Principal Amount (000's)	Core Plus Bond Fund I Value (000's)	Bond & Mortgage Securities Fund Principal Amount(000's)	Bond & Mortgage Securities Fund Value (000's)	Combined Portfolio Principal Amount (000's)	Combined Portfolio Value (000's)
U.S. Treasury (continued)
0.75%, 06/30/2017*	$1,600	$1,589	$22,000	$21,850	$23,600	$23,439
0.75%, 10/31/2017	—	—	250	247	250	247
0.88%, 09/15/2016(k),(l),*	5,500	5,537	—	—	5,500	5,537
0.88%, 04/15/2017*	13,000	13,008	50	50	13,050	13,058
0.88%, 04/30/2017(l),*	21,600	21,600	—	—	21,600	21,600
1.00%, 08/31/2016(l)	—	—	22,770	22,992	22,770	22,992
1.00%, 10/31/2016(l)	—	—	13,000	13,112	13,000	13,112
1.00%, 03/31/2017*	8,000	8,035	24,450	24,557	32,450	32,592
1.00%, 05/31/2018(k)	—	—	25,525	25,152	25,525	25,152
1.25%, 10/31/2015	—	—	35,165	35,701	35,165	35,701
1.25%, 10/31/2018	—	—	12,000	11,853	12,000	11,853
1.25%, 11/30/2018*	101,400	99,974	—	—	101,400	99,974
1.38%, 07/31/2018*	600	599	—	—	600	599
1.38%, 12/31/2018	—	—	10,000	9,906	10,000	9,906
1.50%, 07/31/2016	—	—	20,465	20,910	20,465	20,910
1.50%, 08/31/2018(k),(l),*	40,400	40,447	—	—	40,400	40,447
1.50%, 12/31/2018	—	—	50	50	50	50
1.50%, 01/31/2019*	61,800	61,467	—	—	61,800	61,467
1.50%, 02/28/2019*	77,900	77,401	—	—	77,900	77,401
1.63%, 03/31/2019*	143,900	143,641	—	—	143,900	143,641
1.63%, 04/30/2019*	12,100	12,068	—	—	12,100	12,068
1.88%, 08/31/2017(l)	—	—	22,925	23,552	22,925	23,552
2.25%, 03/31/2021	—	—	20,000	20,039	20,000	20,039
2.38%, 05/31/2018	—	—	75	78	75	78
2.38%, 12/31/2020	—	—	20,000	20,264	20,000	20,264
2.63%, 04/30/2016	—	—	350	365	350	365
2.63%, 01/31/2018	—	—	10,000	10,513	10,000	10,513
2.75%, 02/15/2024	—	—	20,455	20,634	20,455	20,634
3.13%, 05/15/2019	—	—	500	535	500	535
3.13%, 02/15/2042	—	—	2,535	2,396	2,535	2,396
3.25%, 12/31/2016	—	—	150	160	150	160
3.75%, 11/15/2043	—	—	10,275	10,842	10,275	10,842
3.88%, 08/15/2040	—	—	11,000	11,945	11,000	11,945
4.00%, 02/15/2015	—	—	85	88	85	88
4.38%, 05/15/2040	—	—	14,500	17,033	14,500	17,033
4.50%, 02/15/2036	—	—	32,250	38,443	32,250	38,443
4.75%, 02/15/2041	—	—	70	87	70	87
5.38%, 02/15/2031	—	—	25	32	25	32
6.13%, 08/15/2029	—	—	25	34	25	34
6.75%, 08/15/2026	—	—	3,000	4,229	3,000	4,229
		$697,013		$431,742		$1,128,755
U.S. Treasury Bill - 0.00%
0.05%, 10/09/2014(l),(m),*	22	22	—	—	22	22

U.S. Treasury Inflation-Indexed Obligations - 5.43%
0.13%, 04/15/2017(l),*	930	960	—	—	930	960
0.13%, 04/15/2018(k),(l),*	1,422	1,461	—	—	1,422	1,461
0.13%, 04/15/2019(k),*	301	307	—	—	301	307
0.13%, 01/15/2022*	16,597	16,410	—	—	16,597	16,410
0.13%, 07/15/2022*	9,801	9,690	—	—	9,801	9,690
0.13%, 01/15/2023*	1,627	1,591	—	—	1,627	1,591
0.38%, 07/15/2023*	2,724	2,724	—	—	2,724	2,724
0.63%, 07/15/2021*	9,688	10,055	—	—	9,688	10,055
0.63%, 01/15/2024*	52,625	53,402	—	—	52,625	53,402
1.13%, 01/15/2021*	6,010	6,425	—	—	6,010	6,425
1.25%, 07/15/2020*	8,182	8,877	—	—	8,182	8,877
1.38%, 01/15/2020*	6,080	6,609	—	—	6,080	6,609
1.75%, 01/15/2028*	15,129	17,043	—	—	15,129	17,043
2.00%, 01/15/2026*	18,453	21,311	—	—	18,453	21,311
2.38%, 01/15/2025*	35,996	42,861	—	—	35,996	42,861
2.38%, 01/15/2027*	74,161	89,370	—	—	74,161	89,370
2.50%, 01/15/2029*	30,728	37,949	—	—	30,728	37,949
3.63%, 04/15/2028*	145	200	—	—	145	200
3.88%, 04/15/2029*	1,714	2,457	—	—	1,714	2,457
		$329,702		$—		$329,702
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$1,488,522		$1,046,339		$2,534,861

REPURCHASE AGREEMENTS - 7.75%	Core Plus Bond Fund I Maturity Amount (000's)	Core Plus Bond Fund I Value (000's)	Bond & Mortgage Securities Fund Maturity Amoun(000's)	Bond & Mortgage Securities Fund Value (000's)	Combined Portfolio Maturity Amount (000's)	Combined Portfolio Value (000's)
Banks - 7.75%
Bank of Montreal Repurchase Agreement; 0.06% dated 04/30/2014 maturing 05/01/2014 (collateralized by US Government Security; $17,946,460; 0.25%; dated 09/15/15) *	$17,600	$17,600	$—	$—	$17,600	$17,600

REPURCHASE AGREEMENTS (continued)	Core Plus Bond Fund I Maturity Amount (000's)	Core Plus Bond Fund I Value (000's)	Bond & Mortgage Securities Fund Maturity Amount (000's)	Bond & Mortgage Securities Fund Value (000's)	Combined Portfolio Maturity Amount (000's)	Combined Portfolio Value (000's)
Banks (continued)
Barclays Bank PLC Repurchase Agreement; 0.04% dated 04/30/2014 maturing 05/05/2014 (collateralized by US Government Security; $37,831,573; 2.63%; dated 11/15/20) *	$37,400	$37,400	$—	$—	$37,400	$37,400
Barclays Bank PLC Repurchase Agreement; 0.04% dated 04/30/2014 maturing 05/06/2014 (collateralized by US Government Security; $43,306,023; 1.00%; dated 06/30/19) *	42,500	42,500	—	—	42,500	42,500
BNP Paribas Repurchase Agreement; 0.06% dated 04/30/2014 maturing 05/01/2014 (collateralized by US Government Security; $40,483,049; 4.25%; dated 08/15/15) *	40,000	40,000	—	—	40,000	40,000
Citigroup Inc Repurchase Agreement; 0.06% dated 04/30/2014 maturing 05/01/2014 (collateralized by US Government Security; $22,676,737; 0.88%; dated 07/31/19) *	22,200	22,200	—	—	22,200	22,200
Merrill Lynch Repurchase Agreement; 0.06% dated 04/30/2014 maturing 05/01/2014 (collateralized by US Government Security; $69,623,874; 4.63%; dated 02/15/40) *	67,900	67,900	—	—	67,900	67,900
Royal Bank of Scotland PLC Repurchase Agreement; 0.04% dated 04/30/2014 maturing 05/02/2014 (collateralized by US Government Security; $76,264,137; 0.13%; dated 04/15/18) *	74,700	74,700	—	—	74,700	74,700
Royal Bank of Scotland PLC Repurchase Agreement; 0.04% dated 04/30/2014 maturing 05/05/2014 (collateralized by US Government Security; $82,843,449; 0.13%; dated 04/15/17) *	81,200	81,200	—	—	81,200	81,200
Royal Bank of Scotland PLC Repurchase Agreement; 0.06% dated 04/30/2014 maturing 05/01/2014 (collateralized by US Government Security; $70,613,156; 1.50%; dated 08/31/18) *	69,200	69,200	—	—	69,200	69,200
TD Securities Repurchase Agreement; 0.06% dated 04/30/2014 maturing 05/01/2014 (collateralized by US Government Security; $18,285,755; 1.50%; dated 07/31/16) *	17,900	17,900	—	—	17,900	17,900
		$470,600		$—		$470,600
TOTAL REPURCHASE AGREEMENTS		$470,600		$—		$470,600

COMMERCIAL PAPER - 1.44%	Core Plus Bond Fund I Principal Amount (000's)	Core Plus Bond Fund I Value (000's)	Bond & Mortgage Securities Fund Principal Amount (000's)	Bond & Mortgage Securities Fund Value (000's)	COMMERCIAL PAPER- 1.44%	Core Plus Bond Fund I Principal Amount (000's)
Banks - 0.36%
Macquarie Bank Ltd
0.56% , 05/01/2015(d),(e),(c),*	21,900	21,900	—	—	21,900	21,900

Electric - 0.22%
Entergy Corp Discount Note
0.95% , 08/05/2014*	12,600	12,584	—	—	12,600	12,584

Telecommunications - 0.58%
Vodafone Group PLC
0.55% , 04/01/2015(c),*	35,700	35,517	—	—	35,700	35,517

Textiles - 0.28%
Mohawk Industries Inc Discount Note
0.72% , 07/07/2014*	13,700	13,688	—	—	13,700	13,688
0.72% , 07/08/2014*	3,600	3,597	—	—	3,600	3,597
		$17,285		$—		$17,285
TOTAL COMMERCIAL PAPER		$87,286		$—		$87,286
Total Investments		$3,715,488		$2,911,968		$6,627,456
Liabilities in Excess of Other Assets, Net - (9.11)%		$(253,581)		$(299,330)		$(552,911)
Reorganization Costs and Planned Redemptions- (0.00)%		$—		$—		$(3,314,025)
TOTAL NET ASSETS - 100.00%		$3,461,907		$2,612,638		$2,760,520

*	The security or a portion of the security will be disposed of in order to meet the investment objectives and strategies of the Acquiring Fund.
(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)
Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $77,569 or 1.28% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $786,713 or 12.95% of net assets.

(e)	Variable Rate. Rate shown is in effect at April 30, 2014.
(f)	Security purchased on a when-issued basis.
(g)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(h)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(i)	This Senior Floating Rate Note will settle after April 30, 2014, at which time the interest rate will be determined.
(j)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $11,938 or 0.20% of net assets.
(l)
Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $29,472 or 0.49% of net assets.

(m)	Rate shown is the discount rate of the original purchase.

Portfolio Summary (unaudited)
Sector/Country	Core Plus Bond Fund I	Bond & Mortgage Securities Fund	Combined Portfolio
Government	45.41%	17.00%	34.30%
Financial	30.42%	12.81%	22.83%
Mortgage Securities	17.40%	29.90%	22.73%
Asset Backed Securities	3.44%	11.36%	6.85%
Communications	2.26%	6.76%	4.20%
Energy	1.05%	5.96%	3.16%
Consumer, Non-cyclical	0.71%	5.89%	2.93%
Exchange Traded Funds	0.00%	5.90%	2.54%
Consumer, Cyclical	0.90%	4.41%	2.43%
Technology	0.12%	3.03%	1.37%
Basic Materials	0.08%	3.00%	1.33%
Utilities	0.61%	2.42%	1.39%
Industrial	0.00%	2.88%	1.24%
Revenue Bonds	2.89%	0.00%	1.04%
General Obligation Unlimited	1.14%	0.00%	0.65%
Diversified	0.00%	0.14%	0.06%
Insured	0.89%	0.00%	0.06%
Reorganization Costs	0.00%	0.00%	0.00%
Liabilities in Excess of Other Assets, Net	(7.32)%	(11.46)%	(9.11)%
TOTAL NET ASSETS	100.00%	100.00%	100.00%

Bond & Mortgage Securities Fund		Credit Default Swaps
Buy Protection
Counterparty (Issuer)	Reference Entity	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CDX.EM.21	(5.00)%	6/20/2019	$11,000	$(1,115)	$(1,109)	$(6)
Barclays Bank PLC	CDX.EM.21	(5.00)%	6/20/2019	10,500	(1,065)	(1,021)	(44)
Barclays Bank PLC	CDX.EM.21	(5.00)%	6/20/2019	13,000	(1,318)	(1,301)	(17)
Morgan Stanley & Co	CDX.EM.21	(5.00)%	6/20/2019	11,000	(1,115)	(1,069)	(46)
Total					$(4,613)	$(4,500)	$(113)

Amounts in thousands

Bond & Mortgage Securities Fund		Exchange Cleared Credit Default Swaps
Buy Protection
	Reference Entity	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
	CDX.NA.HY.22	(5.00)%	6/20/2019	$24,000	$(1,681)	$(91)
	CDX.NA.HY.22	(5.00)%	6/20/2019	37,500	(2,627)	102
Total					$(4,308)	$11

Amounts in thousands

Core Plus Bond Fund I		Credit Default Swaps*
Sell Protection
Counterparty (Issuer)	Reference Entity	Implied Credit Spread as of April 30, 2014 (c)	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount (a)	Fair Value (b)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Bank of America NA	Berkshire Hathaway Finance Corp; 4.63%; 10/15/2013	0.10%	1.00%	3/20/2015	$2,200	$18	$(7)	$25
Bank of America NA	General Electric Capital Corp; 5.63%; 09/15/2017	0.30%	1.00%	12/20/2015	1,100	13	(7)	20
Bank of America NA	MetLife Inc; 5.00%; 06/15/2015	0.17%	1.00%	12/20/2015	3,900	54	(69)	123
Bank of America NA	MetLife Inc; 5.00%; 06/15/2015	0.15%	1.00%	9/20/2015	9,500	112	(170)	282
Bank of America NA	Mexico Government Global Bond; 7.50%; 04/08/2033	0.24%	1.00%	9/20/2015	600	6	—	6
Bank of America NA	Russian Foreign Bond - Eurobond; 7.5%; 03/31/2030	2.53%	1.00%	3/20/2019	9,000	(627)	(641)	14
Barclays Bank PLC	Citigroup Inc; 6.125%; 05/15/2018	0.37%	1.00%	9/20/2016	2,000	31	19	12
Barclays Bank PLC	General Electric Capital Corp; 5.625%; 09/15/2017	0.33%	1.00%	9/20/2016	2,300	38	20	18
Barclays Bank PLC	Italy Government International Bond; 6.88%; 09/27/2023	0.81%	1.00%	6/20/2017	1,000	6	4	2
Barclays Bank PLC	Italy Government International Bond; 6.88%; 09/27/2023	1.14%	1.00%	6/20/2019	1,000	(7)	(7)	—
Barclays Bank PLC	Italy Government International Bond; 6.88%; 09/27/2023	1.14%	1.00%	6/20/2019	1,000	(6)	(6)	—
Barclays Bank PLC	Republic of Brazil Global Bond; 12.25%; 03/06/2030	0.43%	1.00%	12/20/2015	11,600	97	(22)	119
Barclays Bank PLC	Republic of Brazil Global Bond; 12.25%; 03/06/2030	0.30%	1.00%	6/20/2015	500	4	(2)	6
Barclays Bank PLC	Republic of Indonesia 144A Note; 7.25%; 04/20/2015	0.70%	1.00%	6/20/2016	1,500	10	(10)	20
Barclays Bank PLC	Republic of Indonesia 144A Note; 7.25%; 04/20/2015	0.70%	1.00%	6/20/2016	1,500	10	(10)	20
BNP Paribas	Russian Foreign Bond - Eurobond; 7.5%; 03/31/2030	2.53%	1.00%	3/20/2019	700	(49)	(49)	—
BNP Paribas	US Treasury Note; 4.88%; 08/15/2016	0.12%	0.25%	3/20/2016	EUR 6,200	18	(35)	53
Citibank NA	Mexico Government Global Bond; 7.50%; 04/08/2033	0.20%	1.00%	3/20/2015	$1,100	8	(4)	12
Citibank NA	Mexico Government Global Bond; 7.50%; 04/08/2033	0.28%	1.00%	6/20/2016	2,900	41	(3)	44
Citibank NA	Mexico Government Global Bond; 7.50%; 04/08/2033	0.24%	1.00%	9/20/2015	700	7	(3)	10
Citibank NA	Republic of Brazil Global Bond; 12.25%; 03/06/2030	0.30%	1.00%	6/20/2015	1,000	9	(6)	15
Citibank NA	Republic of Brazil Global Bond; 12.25%; 03/06/2030	0.55%	1.00%	6/20/2016	5,400	45	(8)	53
Citibank NA	Republic of Brazil Global Bond; 12.25%; 03/06/2030	0.37%	1.00%	9/20/2015	1,000	9	(4)	13
Deutsche Bank AG	Berkshire Hathaway Inc; 1.9%; 01/31/2017	0.21%	1.00%	9/20/2016	1,100	21	14	7
Deutsche Bank AG	Brazilian Government International Bond; 12.25%; 03/06/2030	1.38%	1.00%	3/20/2019	400	(8)	(17)	9
Deutsche Bank AG	General Electric Capital Corp; 5.625%; 09/15/2017	0.29%	1.00%	9/20/2015	1,500	16	13	3
Deutsche Bank AG	Italy Government International Bond; 6.88%; 09/27/2023	1.14%	1.00%	6/20/2019	700	(5)	(5)	—
Deutsche Bank AG	JP Morgan Chase & Co; 4.75%; 03/01/2015	0.31%	1.00%	9/20/2016	2,300	38	23	15
Deutsche Bank AG	Mexico Government Global Bond; 7.50%; 04/08/2033	0.27%	1.00%	3/20/2016	5,600	73	(15)	88
Deutsche Bank AG	Mexico Government Global Bond; 7.50%; 04/08/2033	0.20%	1.00%	3/20/2015	800	6	(3)	9
Deutsche Bank AG	Republic of Brazil Global Bond; 12.25%; 03/06/2030	0.30%	1.00%	6/20/2015	600	5	(1)	6

Core Plus Bond Fund I		Credit Default Swaps (continued)*
Sell Protection (continued)
Counterparty (Issuer)	Reference Entity	Implied Credit Spread as of April 30, 2014 (c)	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount (a)	Fair Value (b)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Republic of Indonesia; 6.75%; 03/10/2014	0.45%	1.00%	9/20/2015	$500	$4	$(3)	$7
Deutsche Bank AG	Russian Foreign Bond - Eurobond; 7.5%; 03/31/2030	2.53%	1.00%	3/20/2019	1,900	(132)	(139)	7
Goldman Sachs & Co	Berkshire Hathaway Finance Corp; 4.63%; 10/15/2013	0.10%	1.00%	3/20/2015	1,100	9	(3)	12
Goldman Sachs & Co	Mexico Government Global Bond; 5.95%; 03/19/2019	0.27%	1.00%	3/20/2016	1,900	24	(25)	49
Goldman Sachs & Co	Republic of Brazil Global Bond; 12.25%; 03/06/2030	0.30%	1.00%	6/20/2015	500	4	(2)	6
Goldman Sachs & Co	UK Gilt; 4.25%; 06/07/2032	0.05%	1.00%	6/20/2015	1,000	11	2	9
HSBC Securities Inc	Italy Government International Bond; 6.88%; 09/27/2023	1.14%	1.00%	6/20/2019	500	(4)	(4)	—
HSBC Securities Inc	Mexico Government International Bond; 5.95%; 03/19/2019	0.37%	(1.00)%	12/20/2016	100	2	1	1
HSBC Securities Inc	Mexico Government International Bond; 5.95%; 03/19/2019	0.33%	1.00%	9/20/2016	300	4	1	3
HSBC Securities Inc	Republic of Brazil Global Bond; 12.25%; 03/06/2030	0.30%	1.00%	6/20/2015	2,100	17	(5)	22
HSBC Securities Inc	Republic of Brazil Global Bond; 12.25%; 03/06/2030	0.30%	1.00%	6/20/2015	4,400	36	(11)	47
HSBC Securities Inc	Republic of Brazil Global Bond; 12.25%; 03/06/2030	0.55%	1.00%	6/20/2016	6,000	51	(93)	144
HSBC Securities Inc	Republic of Brazil Global Bond; 12.25%; 03/06/2030	0.43%	1.00%	12/20/2015	5,200	44	(54)	98
HSBC Securities Inc	Republic of Brazil Global Bond; 12.25%; 03/06/2030	0.37%	1.00%	9/20/2015	1,500	13	(4)	17
HSBC Securities Inc	Russian Foreign Bond - Eurobond; 7.5%; 03/31/2030	2.20%	1.00%	6/20/2017	300	(11)	(6)	(5)
JP Morgan Chase	Mexico Government Global Bond; 5.95%; 03/19/2019	0.73%	1.00%	12/20/2018	3,000	36	(7)	43
JP Morgan Chase	Mexico Government Global Bond; 5.95%; 03/19/2019	0.49%	1.00%	9/20/2017	9,600	156	(87)	243
JP Morgan Chase	Mexico Government International Bond; 5.95%; 03/19/2019	0.37%	1.00%	12/20/2016	1,800	28	21	7
JP Morgan Chase	Mexico Government International Bond; 7.5%; 4/08/2033	0.33%	1.00%	9/20/2016	200	3	1	2
JP Morgan Chase	Republic of Brazil Global Bond; 12.25%; 03/06/2030	0.66%	1.00%	9/20/2016	1,200	9	(3)	12
JP Morgan Chase	Russian Foreign Bond - Eurobond; 7.5%; 03/31/2030	2.57%	1.00%	6/20/2019	200	(15)	(11)	(4)
Morgan Stanley & Co	Republic of Brazil Global Bond; 12.25%; 03/06/2030	0.30%	1.00%	6/20/2015	600	5	(1)	6
Morgan Stanley & Co	Republic of Indonesia 144A Note; 7.25%; 04/20/2015	0.56%	1.00%	12/20/2015	1,100	9	(25)	34
Royal Bank of Scotland PLC	Mexico Government Global Bond; 7.50%; 04/08/2033	0.24%	1.00%	9/20/2015	2,100	21	(7)	28
UBS AG	Berkshire Hathaway Finance Corp; 4.63%; 10/15/2013	0.10%	1.00%	3/20/2015	1,100	8	(4)	12
UBS AG	Republic of Brazil Global Bond; 12.25%; 03/06/2030	0.37%	1.00%	9/20/2015	500	5	(1)	6

UBS AG	US Treasury Note; 4.88%; 08/15/2016	0.14%	0.25%	9/20/2015	EUR 10,100	23	(36)	59
Total						$353	$(1,516)	$1,869

Amounts in thousands

Core Plus Bond Fund I			Exchange Cleared Credit Default Swaps*
Sell Protection
	Reference Entity	Implied Credit Spread as of April 30, 2014 (c)	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount (a)	Fair Value (b)	Unrealized Appreciation/ (Depreciation)
	CDX.ITRAXX.MAIN21.5Y	N/A	1.00%	6/20/2019	EUR 9,750	$199	$72
	CDX.NA.IG.22.5Y	N/A	1.00%	6/20/2019	$14,500	255	15
Total						$454	$87

Amounts in thousands

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $137,700 and 26,050 EUR .

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Bond & Mortgage Securities Fund		Foreign Currency Contracts
Foreign Currency Purchase Contracts	Counterparty	Delivery Date	Contracts to Accept	In Exchange For	Fair Value	Net Unrealized Appreciation/(Depreciation)
Australian Dollar	Brown Brothers Harriman & Co	06/10/2014	25,000	$23	$23	$—
British Pound Sterling	Brown Brothers Harriman & Co	06/10/2014	45,132	75	76	1
Euro	Brown Brothers Harriman & Co	06/10/2014	54,127	75	75	—
Japanese Yen	Brown Brothers Harriman & Co	06/10/2014	40,344,047	395	395	—
Total						$1

Foreign Currency Sale Contracts	Counterparty	Delivery Date	Contracts to Deliver	In Exchange For	Fair Value	Net Unrealized Appreciation/(Depreciation)
Australian Dollar	Brown Brothers Harriman & Co	6/10/2014	101,409	$91	$94	$(3)
British Pound Sterling	Brown Brothers Harriman & Co	6/10/2014	185,075	309	312	(3)
Canadian Dollar	Brown Brothers Harriman & Co	6/10/2014	390,969	352	356	(4)
Danish Krone	Brown Brothers Harriman & Co	6/10/2014	207,740	39	39	—
Euro	Brown Brothers Harriman & Co	6/10/2014	1,565,513	2,151	2,172	(21)
Japanese Yen	Brown Brothers Harriman & Co	6/10/2014	152,712,653	1,492	1,494	(2)
Mexican Peso	Brown Brothers Harriman & Co	6/10/2014	1,334,790	100	102	(2)
Polish Zloty	Brown Brothers Harriman & Co	6/10/2014	101,373	33	33	—
Swedish Krona	Brown Brothers Harriman & Co	6/10/2014	222,370	34	34	—
Swiss Franc	Brown Brothers Harriman & Co	6/10/2014	14,217	16	16	—
Total						$(35)
Amounts in thousands except contracts

Core Plus Bond Fund I		Foreign Currency Contracts*
Foreign Currency Purchase Contracts	Counterparty	Delivery Date	Contracts to Accept	In Exchange For	Fair Value	Net Unrealized Appreciation/(Depreciation)
Brazilian Real	Goldman Sachs & Co	8/18/2014	103,730	$50	$45	$(5)
Brazilian Real	UBS AG	5/5/2014	4,394,895	1,976	1,969	(7)
Canadian Dollar	JP Morgan Chase	6/19/2014	6,651,000	6,026	6,062	36
Euro	Barclays Bank PLC	5/2/2014	1,515,000	2,091	2,102	11
Euro	HSBC Securities Inc	5/2/2014	1,350,000	1,862	1,873	11
Euro	UBS AG	5/2/2014	240,636,000	332,439	333,846	1,407
Mexican Peso	Deutsche Bank AG	5/14/2014	40,141,500	2,999	3,065	66
Mexican Peso	Goldman Sachs & Co	5/14/2014	63,266,474	4,841	4,831	(10)
Mexican Peso	HSBC Securities Inc	5/14/2014	58,872,440	4,400	4,496	96
Total						$1,605

Core Plus Bond Fund I		Foreign Currency Contracts (continued)*
Foreign Currency Sale Contracts	Counterparty	Delivery Date	Contracts to Deliver	In Exchange For	Fair Value	Net Unrealized Appreciation/(Depreciation)
Brazilian Real	BNP Paribas	4/2/2015	256,800	$104	$109	$(5)
Brazilian Real	Goldman Sachs & Co	5/5/2014	4,394,895	1,985	1,969	16
Brazilian Real	Goldman Sachs & Co	8/18/2014	103,730	50	45	5
Brazilian Real	HSBC Securities Inc	4/2/2015	27,743,200	11,265	11,813	(548)
Brazilian Real	UBS AG	6/3/2014	4,394,895	1,960	1,951	9
British Pound Sterling	Deutsche Bank AG	6/12/2014	10,684,000	17,774	18,031	(257)
British Pound Sterling	Goldman Sachs & Co	6/12/2014	9,381,000	15,718	15,832	(114)
Canadian Dollar	Citigroup Inc	6/19/2014	32,421,000	29,208	29,550	(342)
Euro	Bank of America NA	5/2/2014	236,960,000	326,786	328,746	(1,960)
Euro	Bank of America NA	6/2/2014	5,300,000	7,080	7,352	(272)
Euro	Barclays Bank PLC	5/2/2014	5,048,000	6,958	7,003	(45)
Euro	BNP Paribas	6/2/2014	600,000	758	832	(74)
Euro	BNP Paribas	7/1/2014	400,000	506	555	(49)
Euro	BNP Paribas	8/1/2014	400,000	506	555	(49)
Euro	UBS AG	5/2/2014	1,493,000	2,050	2,071	(21)
Euro	UBS AG	6/3/2014	240,636,000	332,406	333,783	(1,377)
Japanese Yen	Citigroup Inc	5/13/2014	3,038,000,000	29,792	29,720	72
Mexican Peso	Citigroup Inc	5/14/2014	162,280,414	12,173	12,393	(220)
Mexican Peso	Goldman Sachs & Co	8/25/2014	63,266,474	4,803	4,792	11
Turkish Lira	Deutsche Bank AG	5/14/2014	2,112,500	1,000	997	3
Total						$(5,217)
Amounts in thousands except contracts

Bond & Mortgage Securities Fund			Futures Contracts
Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
US 5 Year Note; June 2014	Short	184	$22,032	$21,979	$53
Total					$53
Amounts in thousands except contracts

Core Plus Bond Fund I			Futures Contracts *
Type	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
90 day Eurodollar; December 2015	Long	5,109	$1,264,137	$1,263,967	$(170)
90 day Eurodollar; December 2016	Long	20	4,897	4,890	(7)
90 day Eurodollar; June 2014	Long	1,823	454,616	454,702	86
90 day Eurodollar; June 2015	Long	1,388	345,001	345,109	108
90 day Eurodollar; June 2016	Long	394	96,986	96,889	(97)
90 day Eurodollar; March 2015	Long	222	55,241	55,295	54
90 day Eurodollar; March 2016	Long	1,692	417,878	417,353	(525)
90 day Eurodollar; March 2017	Long	20	4,886	4,879	(7)
90 day Eurodollar; September 2015	Long	4,318	1,070,109	1,071,188	1,079
90 day Eurodollar; September 2016	Long	1,484	362,792	363,877	1,085
Euribor; December 2015	Long	92	31,758	31,785	27
Euribor; June 2015	Long	92	31,773	31,815	42
Euribor; March 2015	Long	92	31,795	31,823	28
Euribor; September 2015	Long	92	31,746	31,802	56
US 10 Year Note; June 2014	Long	1,925	238,896	239,512	616
US 2 Year Note; June 2014	Long	620	136,251	136,322	71
US 5 Year Note; June 2014	Long	3,332	398,893	398,018	(875)
Total					$1,571
Amounts in thousands except contracts

Core Plus Bond Fund I		Interest Rate Swaps*
Counterparty (Issuer)	Floating Rate Index	(Pay)/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/(Depreciation)
Bank of America NA	Brazil Cetip Interbank Deposit	Pay	8.86%	01/02/2017	BRL 3,800	$(97)	$2	$(99)
Bank of America NA	MXN TIIE Banxico	Pay	5.50%	09/02/2022	MXN 7,500	(34)	(9)	(25)
Bank of America NA	MXN TIIE Banxico	Pay	5.70%	01/18/2019	45,000	51	(11)	62
Barclays Bank PLC	MXN TIIE Banxico	Pay	5.00%	09/13/2017	1,700	1	(1)	2

Core Plus Bond Fund I		Interest Rate Swaps (continued)*
Counterparty (Issuer)	Floating Rate Index	(Pay)/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/(Depreciation)
Barclays Bank PLC	MXN TIIE Banxico	Pay	5.50%	09/13/2017	MXN 68,400	$109	$(8)	$117
Barclays Bank PLC	MXN TIIE Banxico	Pay	5.60%	09/06/2016	196,300	402	38	364
Barclays Bank PLC	MXN TIIE Banxico	Pay	5.75%	06/05/2023	2,800	(11)	(7)	(4)
BNP Paribas	MXN TIIE Banxico	Pay	5.75%	06/05/2023	3,300	(13)	(4)	(9)
Deutsche Bank AG	Brazil Cetip Interbank Deposit	Pay	9.13%	01/02/2017	BRL 2,000	(51)	5	(56)
Deutsche Bank AG	Brazil Cetip Interbank Deposit	Pay	10.63%	01/02/2017	1,000	(10)	—	(10)
Deutsche Bank AG	MXN TIIE Banxico	Pay	5.75%	06/05/2023	MXN 6,700	(27)	(10)	(17)
Deutsche Bank AG	MXN TIIE Banxico	Pay	5.70%	01/18/2019	14,000	15	(6)	21
Goldman Sachs & Co	Brazil Cetip Interbank Deposit	Pay	9.10%	01/02/2017	BRL 2,000	(52)	—	(52)
Goldman Sachs & Co	Brazil Cetip Interbank Deposit	Pay	10.63%	01/02/2017	1,000	(10)	—	(10)
Goldman Sachs & Co	MXN TIIE Banxico	Pay	5.75%	06/05/2023	MXN 7,000	(28)	(16)	(12)
Goldman Sachs & Co	MXN TIIE Banxico	Pay	5.70%	01/18/2019	15,000	17	(4)	21
HSBC Securities Inc	MXN TIIE Banxico	Pay	5.75%	06/05/2023	3,200	(13)	(6)	(7)
HSBC Securities Inc	MXN TIIE Banxico	Pay	5.50%	09/13/2017	87,600	140	(11)	151
HSBC Securities Inc	MXN TIIE Banxico	Pay	5.60%	09/06/2016	66,000	135	8	127
HSBC Securities Inc	MXN TIIE Banxico	Pay	5.50%	09/02/2022	11,400	(52)	(18)	(34)
HSBC Securities Inc	MXN TIIE Banxico	Pay	5.00%	09/13/2017	5,100	2	(2)	4
JP Morgan Chase	MXN TIIE Banxico	Pay	5.70%	01/18/2019	15,000	17	(5)	22
JP Morgan Chase	MXN TIIE Banxico	Pay	6.00%	06/05/2023	12,000	(31)	(43)	12
Morgan Stanley & Co	MXN TIIE Banxico	Pay	5.50%	09/02/2022	45,200	(205)	(76)	(129)
Morgan Stanley & Co	MXN TIIE Banxico	Pay	6.35%	06/02/2021	9,300	11	2	9
Morgan Stanley & Co	MXN TIIE Banxico	Pay	5.50%	09/13/2017	31,000	50	(4)	54
Morgan Stanley & Co	MXN TIIE Banxico	Pay	5.60%	09/06/2016	24,800	52	5	47
UBS AG	Brazil Cetip Interbank Deposit	Pay	8.90%	01/02/2017	BRL 1,500	(43)	1	(44)
Total						$325	$(180)	$505
Amounts in thousands

Core Plus Bond Fund I		Exchange Cleared Interest Rate Swaps*
Floating Rate Index	(Pay)/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
3 Month LIBOR	Receive	2.75%	6/19/2043	$275,800	$37,163	$19,469
3 Month LIBOR	Receive	3.50%	12/18/2043	9,100	(96)	(432)
3 Month LIBOR	Pay	1.50%	3/18/2016	441,100	3,555	1,890
3 Month LIBOR	Pay	3.00%	9/21/2017	449,800	3,303	181
3 Month LIBOR	Pay	1.50%	12/16/2016	262,800	18	(145)
Federal Fund Effective Rate US	Pay	1.00%	10/15/2017	140,600	(1,577)	(1,453)
Total					$42,366	$19,510

Amounts in thousands

Core Plus Bond Fund I			Interest Rate Swaptions*
Written Swaptions Outstanding	Counterparty (Issuer)	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Upfront Premiums Paid/(Received)	Fair Value	Unrealized Appreciation/(Depreciation)
Call - 10 Year Interest Rate Swap	Deutsche Bank AG	3 Month LIBOR	Receive	2.64%	06/12/2014	$26,700	$(93)	$(65)	$28
Call - 10 Year Interest Rate Swap	Morgan Stanley & Co	3 Month LIBOR	Receive	2.75%	06/17/2014	20,100	(121)	(119)	2
Call - 10 Year Interest Rate Swap	Royal Bank of Scotland PLC	3 Month LIBOR	Receive	2.68%	09/03/2014	51,000	(291)	(304)	(13)
Call - 10 Year Interest Rate Swap	Royal Bank of Scotland PLC	3 Month LIBOR	Receive	2.63%	09/03/2014	21,000	(105)	(99)	6
Call - 5 Year Interest Rate Swap	Goldman Sachs & Co	3 Month LIBOR	Receive	1.40%	05/07/2014	18,500	(48)	—	48
Call - 5 Year Interest Rate Swap	JP Morgan Chase	3 Month LIBOR	Receive	1.55%	07/29/2014	26,200	(68)	(23)	45

Core Plus Bond Fund I			Interest Rate Swaptions (continued)*
Written Swaptions Outstanding	Counterparty (Issuer)	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Upfront Premiums Paid/(Received)	Fair Value	Unrealized Appreciation/(Depreciation)
Call - 5 Year Interest Rate Swap	JP Morgan Chase	3 Month LIBOR	Receive	1.56%	9/3/2014	$35,800	$(64)	$(43)	$21
Call - 5 Year Interest Rate Swap	Morgan Stanley & Co	3 Month LIBOR	Receive	1.55%	7/29/2014	33,000	(79)	(28)	51
Call - 5 Year Interest Rate Swap	Morgan Stanley & Co	3 Month LIBOR	Receive	1.40%	5/7/2014	24,200	(59)	—	59
Call - 5 Year Interest Rate Swap	Morgan Stanley & Co	3 Month LIBOR	Receive	1.50%	5/20/2014	20,100	(26)	(1)	25
Call - 5 Year Interest Rate Swap	Royal Bank of Scotland PLC	3 Month LIBOR	Receive	1.55%	7/29/2014	13,300	(40)	-11	29
Put - 10 Year Interest Rate Swap	Deutsche Bank AG	3 Month LIBOR	Receive	3.04%	6/12/2014	26,700	(174)	(44)	130
Put - 10 Year Interest Rate Swap	Morgan Stanley & Co	3 Month LIBOR	Receive	3.05%	6/17/2014	20,100	(250)	(37)	213
Put - 10 Year Interest Rate Swap	Royal Bank of Scotland PLC	3 Month LIBOR	Receive	3.03%	9/3/2014	72,000	(1,255)	(635)	620
Put - 5 Year Interest Rate Swap	Goldman Sachs & Co	3 Month LIBOR	Receive	1.90%	5/7/2014	18,500	(157)	(3)	154
Put - 5 Year Interest Rate Swap	JP Morgan Chase	3 Month LIBOR	Receive	1.86%	9/3/2014	35,800	(526)	(399)	127
Put - 5 Year Interest Rate Swap	Morgan Stanley & Co	3 Month LIBOR	Receive	2.40%	7/29/2014	42,600	(268)	(53)	215
Put - 5 Year Interest Rate Swap	Morgan Stanley & Co	3 Month LIBOR	Receive	1.80%	5/20/2014	20,100	(127)	(58)	69
Total							$(3,751)	$(1,922)	$1,829
Amounts in thousands

Core Plus Bond Fund I		Options*
Written Options Outstanding	Exercise Price	Expiration Date	Contracts	Upfront Premiums Paid/(Received)	Fair Value	Unrealized Appreciation/(Depreciation)
Call - US 10 Year Future	$125.00	05/26/2014	89	$(68)	$(31)	$37
Put - US 10 Year Future	$122.00	05/26/2014	89	(79)	(5)	74
Put - USD vs JPY	$80.00	02/19/2019	1,600,000	(90)	(78)	12
Total				$(240)	$(114)	$123
Amounts in thousands except contracts

Core Plus Bond Fund I			Credit Default Swaptions*
Written Swaptions Outstanding	Counterparty (Issuer)	Reference Entity	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Upfront Premiums Paid/(Received)	Fair Value	Unrealized Appreciation/(Depreciation)
Call - 5 Year Credit Default Swap	Bank of America NA	CDX.IG.21.5Y	Sell	0.55%	06/18/2014	$3,200	$(1)	$(2)	$(1)
Put - 5 Year Credit Default Swap	Bank of America NA	CDX.IG.21.5Y	Sell	0.85%	06/18/2014	3,300	(3)	–	3
Put - 5 Year Credit Default Swap	Citigroup Inc	CDX.IG.21.5Y	Sell	0.9%	06/18/2014	2,200	(3)	(1)	2
Put - 5 Year Credit Default Swap	JP Morgan Chase	CDX.IG.21.5Y	Sell	0.9%	06/18/2014	7,400	(9)	(1)	8
Total							$(16)	$(4)	$12
Amounts in thousands

Core Plus Bond Fund I			Written Inflation Floor*
Description	Counterparty (Issuer)	Strike Index	Exercise Index	Expiration Date	Notional Amount	Upfront Premiums Paid/(Received)	Fair Value	Unrealized Appreciation/(Depreciation)
Floor - US CPI Urban Consumers NSA Index	Citibank NA	$216.69	Max of $0 or (0-(Index Final/Index Initial - 1))	04/07/2020	$12,500	$(111)	$(6)	$105
Floor - US CPI Urban Consumers NSA Index	Citibank NA	$217.97	Max of $0 or (0-(Index Final/Index Initial - 1))	09/29/2020	5,500	(71)	(4)	67
Floor - US CPI Urban Consumers NSA Index	Citibank NA	$215.95	Max of $0 or (0-(Index Final/Index Initial - 1))	03/12/2020	5,200	(44)	(3)	41
Floor - US CPI Urban Consumers NSA Index	Deutsche Bank AG	$215.95	Max of $0 or (0-(Index Final/Index Initial - 1))	03/10/2020	1,800	(14)	(1)	13
Total						$(240)	$(14)	$226
Amounts in thousands
* The security or a portion of the security will be disposed of in order to meet the investment objectives and strategies of the Acquiring Fund.

Pro Forma Notes to Financial Statements
April 30, 2014
(unaudited)

1. Description of the Funds

Core Plus Bond Fund I and Bond & Mortgage Securities Fund are series of Principal Funds, Inc. (the “Fund”). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

2. Basis of Combination

On November 10, 2014, the Board of Directors of Principal Funds, Inc., Core Plus Bond Fund I approved an Agreement and Plan of Reorganization (the “Reorganization”) whereby, Bond & Mortgage Securities Fund will acquire all the assets of Core Plus Bond Fund I subject to the liabilities of such fund, in exchange for a number of shares equal to the pro rata net assets of Bond & Mortgage Securities Fund.

The Reorganization will be accounted for by the method of accounting for taxable mergers of investment companies. The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred at April 30, 2014. The unaudited pro forma schedules of investments and statements of assets and liabilities reflect the financial position of Core Plus Bond Fund I and Bond & Mortgage Securities Fund at April 30, 2014. The unaudited pro forma statements of operations reflect the results of operations of Core Plus Bond Fund I and Bond & Mortgage Securities Fund for the twelve months ended April 30, 2014. The statements have been derived from the Funds’ respective books and records utilized in calculating daily net asset value at the dates indicated above for Core Plus Bond Fund I and Bond & Mortgage Securities Fund under U.S. generally accepted accounting principles. In accordance with U.S. generally accepted accounting principles, the fair value of the assets of Core Plus Bond Fund I will become the cost basis of such assets transferred to Bond & Mortgage Securities Fund on the date of the combination and the results of operations of Bond & Mortgage Securities Fund for pre-combination periods will not be restated.

Core Plus Bond Fund I will pay all expenses and out-of-pocket fees incurred in connection with the Reorganization, including printing, mailing, and legal fees. These expenses and fees are expected to total $25,000. Core Plus Bond Fund I will pay any trading costs associated with disposing of any portfolio securities that would not be compatible with the investment objectives and strategies of Bond & Mortgage Securities Fund and reinvesting the proceeds in securities that would be compatible. These trading costs are estimated to be $911,000 for Core Plus Bond Fund I. The estimated gain would be $93,204,000 ($0.30 per share) for Core Plus Bond Fund I on a U.S. GAAP basis.

The pro forma schedules of investments and statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statements of Additional Information.

3. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Core Plus Bond Fund I and Bond & Mortgage Securities Fund (the Funds) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

Pro Forma Notes to Financial Statements
April 30, 2014
(unaudited)

3. Significant Accounting Policies (Continued)

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Other publicly traded investment funds are valued at the funds’ net asset value.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The Core Plus Bond Fund I held securities denominated in foreign currencies that exceeded 5% of net assets of the fund. As of April 30, 2014 the Core Plus Bond Fund I held securities denominated in Euro’s equal to 9.8% of net assets of the fund.

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

Distributions to Shareholders. Dividends and distributions to shareholders of the Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Pro Forma Notes to Financial Statements
April 30, 2014
(unaudited)

3. Significant Accounting Policies (Continued)

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended April 30, 2014, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2010-2013. No examinations are in progress at this time.

4. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the period ended April 30, 2014, Bond & Mortgage Securities Fund loaned to the Facility. The interest received is included in interest on the statements of operations.

In addition, the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .08% on the amount of the line of credit. During the period ended April 30, 2014, Bond & Mortgage Securities Fund and Core Plus Bond Fund I borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

Foreign Currency Contracts. The Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Fund’s investment objective. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase or sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the account as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Pro Forma Notes to Financial Statements
April 30, 2014
(unaudited)

4. Operating Policies (Continued)

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair market value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.

Indemnification. Under the Fund’s by-laws present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Inflation-Indexed Bonds. The Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.

Joint Trading Account. The Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Funds’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities. Earnings from the joint trading account are allocated to each of the Funds based on their pro rata participating ownership interest in the joint trading account.

Mortgage Dollar Rolls. The Funds may have entered into mortgage-dollar-roll transactions on “to-be-announced” securities (“TBA’s”), in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities, and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Funds’ portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

Pro Forma Notes to Financial Statements
April 30, 2014
(unaudited)

4. Operating Policies (Continued)

Options Contracts. During the period Core Plus Bond Fund I wrote call and put options on futures, swaps, securities, indices and currencies they own or in which they may invest and inflation floors for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option and inflation floor, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. An inflation floor can give downside protection to investments in inflation-linked products. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying future, swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Funds' schedules of investments. Transactions in options written during the six months ended April 30, 2014, were as follows:

Core Plus Bond Fund I	Number of Contracts	Notional Amount (thousands)	Premium (thousands)
Beginning of period	344	725,800	$ 2,978
Options written	1,600,178	794,300	4,905
Options expired	(344)	(884,500)	(3,552)
Options closed	—	(9,600)	(14)
Options exercised	—	(59,200)	(73)
Balance at end of period	1,600,178	566,800	4,244

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Sell-buyback arrangements. During the year Core Plus Bond Fund I entered into sell-buyback arrangements. In a sell-buyback arrangement the fund sells and simultaneously agrees to repurchase the same security at a future settlement date. The repurchase price is an agreed-upon rate. The purchaser of the securities maintains legal title of the securities during the term of the arrangement.

Sell-buyback arrangements are considered financing transactions for financial reporting purposes. The liability associated with the buyback of the security is reflected as a secured borrowing on the statements of assets and liabilities. The cost of the financing transaction is shown as a component of other expenses in the statements of operations.

Pro Forma Notes to Financial Statements
April 30, 2014
(unaudited)

4. Operating Policies (Continued)

Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

In connection with the Senior floating rate interests, the Funds may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. These unfunded loan commitments which are marked to market daily, are footnoted in the schedules of investments, shown as a separate line item called unrealized gain or loss on unfunded loan commitments on the statements of assets and liabilities. As of April 30, 2014, the unfunded loan commitments were as follows (amounts in thousands):

	Unfunded Loan Commitment	Unrealized gain/loss
Bond & Mortgage Securities Fund	$ 2,000	$—

Short Sales. Core Plus Bond Fund I entered into short sales transactions during the year. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statement of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and appear as dividends and interest on shorts on the statement of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statement of assets and liabilities and securities segregated as collateral are footnoted in the schedule of investments. The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statement of operations.

Pro Forma Notes to Financial Statements
April 30, 2014
(unaudited)

4. Operating Policies (Continued)

Swap Agreements. The Funds invested in swap agreements during the year. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A Fund may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities.

Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a Fund would add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Pro Forma Notes to Financial Statements
April 30, 2014
(unaudited)

4. Operating Policies (Continued)

If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or has exposure to the referenced obligation).

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30, 2014 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest rate swaps involve the commitment to exchange cash flows based on changes in the value of a specific reference security or a basket of securities.

As of April 30, 2014, counterparties had pledged collateral for swap agreements of $1,020,000 for Core Plus Bond Fund I. The collateral is maintained in a segregated account and is not recorded in the books and records of the funds.

To Be Announced Securities. The Funds may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

Pro Forma Notes to Financial Statements
April 30, 2014
(unaudited)

4. Operating Policies (Continued)
U.S. Government Agencies or Government-Sponsored Enterprises. The Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.
Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

	Asset Derivatives April 30, 2014			Liability Derivatives April 30, 2014
Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Bond & Mortgage Securities Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized appreciation (depreciation) of investments	$102		Payables, Net Assets Consist of Net unrealized appreciation (depreciation) of investments	$204
Foreign exchange contracts	Receivables	$2		Payables	$36
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized appreciation (depreciation) of investments	$53	*	Payables, Net Assets Consist of Net unrealized appreciation (depreciation) of investments	$—
	Total	$157			$240
Core Plus Bond Fund I
Credit contracts	Receivables, Net Assets Consist of Net unrealized appreciation (depreciation) of investments	$1,965		Payables, Net Assets Consist of Net unrealized appreciation (depreciation) of investments	$13
Foreign exchange contracts	Receivables	$1,742		Payables, Net Assets Consist of Net unrealized appreciation (depreciation) of investments	$5,432
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized appreciation (depreciation) of investments	$25,805	*	Payables, Net Assets Consist of Net unrealized appreciation (depreciation) of investments	$6,191	*
	Total	$29,512			$11,636	*

*
Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

Pro Forma Notes to Financial Statements
April 30, 2014
(unaudited)

4. Operating Policies (Continued)

Derivatives not accounted for as hedging instruments	Location of Gain or (Loss) on Derivatives Recognized in Operations	Realized Gain or (Loss) on Derivatives Recognized in Operations	Change in Unrealized Appreciation/(Depreciation) of Derivatives Recognized in Operations
Bond & Mortgage Securities Fund
Credit contracts	Net realized gain (loss) from Swap agreements/Change in unrealized appreciation/(depreciation) of Swap agreements	$(4,115)	$2,108
Foreign exchange contracts	Net realized gain (loss) from Foreign currency transactions/Change in unrealized appreciation/(depreciation) of Translation of assets and liabilities in foreign currencies	$(86)	$37
Interest rate contracts	Net realized gain (loss) from Futures contracts and Swap agreements/Change in unrealized appreciation/(depreciation) of Futures contracts and Swap agreements	$1,140	$(936)
	Total	$(3,061)	$1,209
Core Plus Bond Fund I
Credit contracts	Net realized gain (loss) from Options and swaptions, Swap agreements/Change in unrealized appreciation/(depreciation) of Options and swaptions and Swap agreements	$1,899	$(215)
Foreign exchange contracts	Net realized gain (loss) from Foreign currency transactions/Change in unrealized appreciation/(depreciation) of Options and swaptions and Translation of assets and liabilities in foreign currencies	$(5,788)	$2,080
Interest rate contracts	Net realized gain (loss) from Futures contracts, Options and swaptions, and Swap agreements/Change in unrealized appreciation/(depreciation) of Futures contracts, Options and swaptions, and Swap agreements	$3,787	$(15,341)
	Total	$(102)	$(13,476)
Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. The level of other derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Funds throughout the year ended April 30, 2014.

5.    Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 - Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

•
Level 2 - Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Pro Forma Notes to Financial Statements
April 30, 2014
(unaudited)

5. Fair Valuation (Continued)

•
Level 3 - Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.)

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchase/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Fund’s assets and liabilities. There were no significant transfers into or out of Level 3. The table below shows the amounts that were transferred from Level 1 to Level 2 as of April 30, 2014 due to thinly traded securities:

Core Plus Bond Fund I        $6,606,200

Pro Forma Notes to Financial Statements
April 30, 2014
(unaudited)

5. Fair Valuation (Continued)

The following is a summary of the inputs used as of April 30, 2014, in valuing the Funds’ securities carried at value (amounts shown in thousands):

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)
Bond & Mortgage Securities Fund
Bonds	$—	$1,589,318	$20,152	$1,609,470
Common Stocks*	—	—	—	—
Convertible Bonds	—	2,193	—	2,193
Investment Companies	154,189	—	—	154,189
Preferred Stocks
Communications	2,883	—	—	2,883
Financial	10,102	1,238	—	11,340
Utilities	1,936	—	—	1,936
Senior Floating Rate Interests	—	83,618	—	83,618
U.S. Government & Government Agency Obligations	—	1,046,339	—	1,046,339
Total investments in securities	$169,110	$2,722,706	$20,152	$2,911,968
Assets
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$102	$—	$102
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$1	$—	$1
Interest Rate Contracts**
Futures	$53	$—	$—	$53
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(113)	$—	$(113)
Exchange Cleared Credit Default Swaps	—	(91)	—	(91)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(35)	$—	$(35)

Core Plus Bond Fund I
Bonds	$—	$1,485,395	$—	$1,485,395
Commercial Paper	—	87,286	—	87,286
Convertible Preferred Stocks
Financial	—	6,931	—	6,931
Municipal Bonds	—	170,490	—	170,490
Preferred Stocks
Financial	—	6,264	—	6,264
Repurchase Agreements	—	470,600	—	470,600
U.S. Government & Government Agency Obligations	—	1,488,522	—	1,488,522
Total investments in securities	$—	$3,715,488	$—	$3,715,488
Assets
Credit Contracts**
Credit Default Swaps	$—	$1,878	$—	$1,878
Exchange Cleared Credit Default Swaps	—	87	—	87
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$1,743	$—	$1,743
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$21,540	$—	$21,540
Futures	3,252	—	—	3,252
Interest Rate Swaps	—	1,013	—	1,013
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(9)	$—	$(9)
Credit Default Swaptions	—	(4)	—	(4)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(5,355)	$—	$(5,355)
Options	—	(78)	—	(78)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(2,030)	$—	$(2,030)
Futures	(1,681)	—	—	(1,681)
Interest Rate Floor	—	(14)	—	(14)
Interest Rate Swaps	—	(508)	—	(508)
Interest Rate Swaptions	—	(1,922)	—	(1,922)
Options	(36)	—	—	(36)

*	For additional detail regarding sector classifications, please see the Schedule of Investments.

**	Futures, foreign currency contracts, and swaps are valued at the unrealized appreciation/(depreciation) of the instrument.

Pro Forma Notes to Financial Statements
April 30, 2014
(unaudited)

6. Capital Shares

The pro forma net asset value per share assumes issuance of shares of Bond & Mortgage Securities Fund that would have been issued at April 30, 2014, in connection with the Reorganization. The number of shares assumed to be issued is equal to the net assets of Core Plus Bond Fund I as of April 30, 2014, divided by the net asset value per share of Bond & Mortgage Securities Fund as of April 30, 2014. The pro forma number of shares outstanding, by class, for the combined fund can be found on the statement of assets and liabilities.

7. Pro Forma Adjustments

The accompanying pro forma financial statements reflect changes in fund shares as if the Reorganization had taken place on April 30, 2014. The expenses of Core Plus Bond Fund I were adjusted assuming the fee structure of Bond & Mortgage Securities Fund was in effect for the twelve months ended April 30, 2014.

PART C

OTHER INFORMATION

Item 15.    Indemnification

Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys' fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:

(i)    The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and

1.    Was committed in bad faith; or

2.    Was the result of active and deliberate dishonesty; or

(ii)    The corporate representative actually received an improper personal benefit in money, property, or services; or

(iii)    In the case of any criminal proceeding, the corporate representative had reasonable cause to believe that the act or omission was unlawful.

If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the Registrant's Articles of Incorporation and Bylaws, directors and officers of the Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article VI, Section 7 of the Registrant's Articles of Incorporation, Article 12 of the Registrant's Bylaws and Section 2-418 of the Maryland General Corporation Law.

The Registrant has agreed to indemnify, defend and hold the Distributor, its officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers, directors or any such controlling person may incur under the Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributor to the Registrant for use in the Registrant's registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the Registrant or who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the Securities Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the Distributor against any liability to the Registrant or to its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its obligations under this Agreement. The Registrant's agreement to indemnify the Distributor, its officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributor, its officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.    Exhibits.
Unless otherwise stated, all filing references are to File No. 033-59474

(1)	(a)	Articles of Amendment and Restatement dated 05/15/2012 - Filed as Ex-99.(a)(1)a on 06/13/2012 (Accession No. 0001144204-12-034634)
	(b)	Articles Supplementary dated 11/26/2012 Filed as Ex-99 (a)(2) on 12/13/2012 (Accession No. 0001144204-12-067870)
	(c)	Articles Supplementary dated 02/06/2013 -- Filed as Ex-99-(a)(3) on 02/28/2013 (Accession No. 0000898745-13-000071)
	(d)	Articles of Amendment dated 03/01/2013 -- Filed as Ex-99 (a)(4) on 07/19/2013 (Accession No. 0000898745-13-000596)
	(e)	Articles Supplementary dated 05/29/2013-- Filed as Ex-99 (a)(5) on 07/19/2013 (Accession No. 0000898745-13-000596)
	(f)	Articles Supplementary dated 09/04/2013-- Filed as Ex-99 (a)(6) on 09/27/2013 (Accession No. 0000898745-13-000708)
	(g)	Articles Supplementary dated 11/18/2013-- Filed as Ex-99 (a)(1) on 12/27/2013 (Accession No. 0000898745-13-000816)
	(h)	Articles Supplementary dated 04/14/2014 – Filed as Ex-99 (a)(8) on 05/29/2014 (Accession No. 0000898745-14-000592)
	(i)	Articles Supplementary dated 06/19/2014 – Filed as Ex-99 (a)(9) on 08/28/2014 (Accession No. 0000898745-14-000787)
	(j)	Articles Supplementary dated 06/19/2014 – Filed as Ex-99 (a)(9) on 08/28/2014 (Accession No. 0000898745-14-000787)
	(k)	Articles Supplementary dated 07/16/2014 – Filed as Ex-99 (a)(10) on 08/28/2014 (Accession No. 0000898745-14-000787)
	(l)	Articles Supplementary dated 10/14/2014 -- Filed as Ex-99 (a)(11) on 10/15/2014 (Accession No. 0000898745-14-000996)
(2)	By-laws effective 09/10/2014 -- Filed as Ex-99 (b) on 09/26/2014 (Accession No. 0000898745-14-000909)
(3)	N/A
(4)	Form of Plan of Reorganization (filed herewith as Appendix A to the Proxy Statement/Prospectus)
(5)	Included in Exhibits 1 and 2 hereto.
(6)	(a)	Amended and Restated Management Agreement dated 11/01/2013 Filed as Ex-99 (d)(1)d on 12/27/2013 (Accession No. 0000898745-13-000816)
	(b)	(1) Pacific Investment Management Company LLC Amended & Restated Sub-Advisory Agreement dated 10/24/2011 -- Filed as Ex-99 (d)(27)a on 12/30/2011 (Accession No. 0001144204-11-072069)
(2) Principal Global Investors, LLC Amended & Restated Sub-Advisory Agreement dated 09/10/2014 -- Filed as Ex-99 (d)(2)hh(1) on 09/26/2014 (Accession No. 0000898745-14-000909)
(7)	(a)
Amended & Restated Distribution Agreement for A, B, C, J, P, S, R-1, R-2, R-3, R-4, R-5, R-6 and Institutional Classes dated 09/10/2014 - Filed as Ex-99 (e)(1) on 09/26/2014 (Accession No. 0000898745-14-000909)

(b)
Form of Selling Agreement dated 09/26/2014 for Classes A, B, C, J, Institutional, P, R-1, R-2, R-3, R-4, R-5 and R-6 Class Shares - Filed as Ex-99 (e)(2)d on 09/26/2014 (Accession No. 0000898745-14-000909)

(8)	N/A
(9)	Custody Agreement between The Bank of New York Mellon and Principal Funds, Inc. dated 11/11/2011 - Filed as Ex-99 (g)(1) on 07/16/2012 (Accession No. 0001144204-12-039659)
(10)	Rule 12b-1 Plan
	(a)	Class R-1 Plan - Amended & Restated Distribution Plan and Agreement dated 03/01/2012 Filed as Ex-99 (m)(5)a on 05/11/2012 (Accession No. 0001144204-12-028046)
	(b)	Class R-2 Plan - Amended & Restated Distribution Plan and Agreement dated 03/01/2012 Filed as Ex-99 (m)(6)a on 05/11/2012 (Accession No. 0001144204-12-028046)
	(c)	Class R-3 Plan - Amended & Restated Distribution Plan and Agreement dated 03/01/2012 Filed as Ex-99 (m)(7)a on 05/11/2012 (Accession No. 0001144204-12-028046)
	(d)	Class R-4 Plan - Amended & Restated Distribution Plan and Agreement dated 03/01/2012 Filed as Ex-99 (m)(8)a on 05/11/2012 (Accession No. 0001144204-12-028046)
(11)	Opinion and Consent of counsel, regarding legality of issuance of shares and other matters (filed on Form N-14 333-200361 on 11/19/2014)
(12)	Opinion and Consent of ______________________________ on tax matters **

(13)	N/A
(14)	Consent of Independent Registered Public Accountants
	(a)	Consent of Ernst & Young LLP *
(15)	N/A
(16)	Powers of Attorney (filed on Form N-14 333-200361 on 11/19/2014)
(17)	(a)	Prospectuses dated March 1, 2014 as supplemented
(1)
The Prospectus for Institutional, R-1, R-2, R-3, R-4, and R-5 Class shares, dated March 1, 2014, included in Post-Effective Amendment No. 135 to the registration statement on Form N-1A (File No. 033-59474) filed on February 27, 2014

(2)
Supplements to the Institutional, R-1, R-2, R-3, R-4, and R-5 Class shares Prospectus dated and filed March 7, 2014, March 14, 2014, April 28, 2014, June 3, 2014, June 16, 2014, July 15, 2014, August 18, 2014, October 1, 2014, November 12, 2014, and December 12, 2014

(b)
Statement of Additional Information dated March 1, 2014 as amended and restated June 3, 2014 and September 3, 2014, included in Post-Effective Amendment No. 145 to the registration statement on Form N-1A (File No. 033-59474) filed on August 28, 2014, and supplements thereto dated and filed on September 12, 2014, October 1, 2014, October 21, 2014, November 12, 2014, and December 12, 2014

	(c)	(1)	Annual Report of Principal Funds, Inc. for the fiscal year ended October 31, 2013 (filed on Form N-CSR on December 30, 2013)
		(2)	Semi-Annual Report of Principal Funds, Inc. for the semi-annual period ended April 30, 2014 (filed on Form N-CSRS on June 27, 2014)

*	Filed herein.

**	To be filed by amendment.

Item 17.    Undertakings
(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file a post-effective amendment to this Registration Statement which will include an opinion of counsel regarding the tax consequences of the proposed reorganization.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Des Moines and State of Iowa, on the 19th of December, 2014.

Principal Funds, Inc. (Registrant) /s/ N. M. Everett _____________________________________ N. M. Everett Chair, President and Chief Executive Officer

Attest: /s/ Beth Wilson ______________________________________ Beth Wilson Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

/s/ N. M. Everett __________________________ N. M. Everett	Chair, President and Chief Executive Officer (Principal Executive Officer)	December 19, 2014

/s/ T. W. Bollin __________________________ T. W. Bollin	Chief Financial Officer (Principal Financial Officer)	December 19, 2014

/s/ L. A. Rasmussen __________________________ L. A. Rasmussen	Vice President and Controller (Controller)	December 19, 2014

/s/ M. J. Beer __________________________ M. J. Beer	Executive Vice President and Director	December 19, 2014

__________________________ E. Ballantine	Director

(L. T. Barnes)* __________________________ L. T. Barnes	Director	December 19, 2014

(C. Damos)* __________________________ C. Damos	Director	December 19, 2014

(M. A. Grimmett)* __________________________ M. A. Grimmett	Director	December 19, 2014

(F. S. Hirsch)* __________________________ F. S. Hirsch	Director	December 19, 2014

(T. Huang)* __________________________ T. Huang	Director	December 19, 2014

(W. C. Kimball)* __________________________ W. C. Kimball	Director	December 19, 2014

(K. McMillan)* __________________________ K. McMillan	Director	December 19, 2014

(D. Pavelich)* __________________________ D. Pavelich	Director	December 19, 2014

/s/ M. J. Beer
_______________________________
M. J. Beer
Executive Vice President and Director
* Pursuant to Power of Attorney Previously Filed as Ex-99.16(a)
   on 11/19/2014 (Accession No. 0000898745-14-001051)

EXHIBIT INDEX

Exhibit No.	Description
4	Form of Plan of Reorganization (filed herewith as Appendix A to the Proxy Statement/Prospectus)

11	Opinion and Consent of counsel regarding legality of issuance of shares and other matters *

12	Opinion and Consent of ________________________ - on tax matters **

14(a)	Consent of Ernst & Young LLP, Independent Registered Public Accountants

16(a)	Powers of Attorney *

* previously filed on Form N-14 11/19/2014 (Accession No. 0000898745-14-001051)
** to be filed by amendment